UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2013
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

Semi-Annual Report                    June 30, 2013

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First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - FPA
First Trust Europe AlphaDEX(R) Fund - FEP
First Trust Latin America AlphaDEX(R) Fund - FLN
First Trust Brazil AlphaDEX(R) Fund - FBZ
First Trust China AlphaDEX(R) Fund - FCA
First Trust Japan AlphaDEX(R) Fund - FJP
First Trust South Korea AlphaDEX(R) Fund - FKO
First Trust Developed Markets Ex-US AlphaDEX(R) Fund - FDT
First Trust Emerging Markets AlphaDEX(R) Fund - FEM
First Trust Germany AlphaDEX(R) Fund - FGM
First Trust Canada AlphaDEX(R) Fund - FCAN
First Trust Australia AlphaDEX(R) Fund - FAUS
First Trust United Kingdom AlphaDEX(R) Fund - FKU
First Trust Taiwan AlphaDEX(R) Fund - FTW
First Trust Hong Kong AlphaDEX(R) Fund - FHK
First Trust Switzerland AlphaDEX(R) Fund - FSZ
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - FDTS First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - FEMS

                                  AlphaDEX(R)
                                 FAMILY OF ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

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

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TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2013

Shareholder Letter ..........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - FPA.................  4
    First Trust Europe AlphaDEX(R) Fund - FEP................................  6
    First Trust Latin America AlphaDEX(R) Fund - FLN.........................  8
    First Trust Brazil AlphaDEX(R) Fund - FBZ................................ 10
    First Trust China AlphaDEX(R) Fund - FCA................................. 12
    First Trust Japan AlphaDEX(R) Fund - FJP................................. 14
    First Trust South Korea AlphaDEX(R) Fund - FKO........................... 16
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund - FDT............... 18
    First Trust Emerging Markets AlphaDEX(R) Fund - FEM...................... 20
    First Trust Germany AlphaDEX(R) Fund - FGM............................... 22
    First Trust Canada AlphaDEX(R) Fund - FCAN............................... 24
    First Trust Australia AlphaDEX(R) Fund - FAUS............................ 26
    First Trust United Kingdom AlphaDEX(R) Fund - FKU........................ 28
    First Trust Taiwan AlphaDEX(R) Fund - FTW................................ 30
    First Trust Hong Kong AlphaDEX(R) Fund - FHK............................. 32
    First Trust Switzerland AlphaDEX(R) Fund - FSZ........................... 34
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - FDTS.... 36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - FEMS........... 38
Notes to Fund Performance Overview........................................... 40
Understanding Your Fund Expenses............................................. 41
Portfolio of Investments
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - FPA................. 43
    First Trust Europe AlphaDEX(R) Fund - FEP................................ 45
    First Trust Latin America AlphaDEX(R) Fund - FLN......................... 50
    First Trust Brazil AlphaDEX(R) Fund - FBZ................................ 52
    First Trust China AlphaDEX(R) Fund - FCA................................. 54
    First Trust Japan AlphaDEX(R) Fund - FJP................................. 56
    First Trust South Korea AlphaDEX(R) Fund - FKO........................... 59
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund - FDT............... 61
    First Trust Emerging Markets AlphaDEX(R) Fund - FEM...................... 68
    First Trust Germany AlphaDEX(R) Fund - FGM............................... 73
    First Trust Canada AlphaDEX(R) Fund - FCAN............................... 75
    First Trust Australia AlphaDEX(R) Fund - FAUS............................ 77
    First Trust United Kingdom AlphaDEX(R) Fund - FKU........................ 79
    First Trust Taiwan AlphaDEX(R) Fund - FTW................................ 82
    First Trust Hong Kong AlphaDEX(R) Fund - FHK............................. 84
    First Trust Switzerland AlphaDEX(R) Fund - FSZ........................... 86
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - FDTS.... 88
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - FEMS........... 95
Statements of Assets and Liabilities.........................................100
Statements of Operations.....................................................104
Statements of Changes in Net Assets..........................................108
Financial Highlights.........................................................114
Notes to Financial Statements................................................125
Additional Information.......................................................134

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2013



Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II.

The report you hold contains detailed information about the portfolios in First Trust Exchange-Traded AlphaDEX(R) Fund II over the six months ended June 30, 2013. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

There have been several encouraging signals and economic indicators in both U.S. and world markets over the six months covered by this report. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

Global GDP growth ranged from 2.50% in the second half of 2012 to 2.75% in Q1'13, according to the International Monetary Fund (IMF). As of July 9, 2013, the IMF was forecasting global GDP growth of 3.10% and 3.80% for 2013 and 2014, respectively. Its 2012 estimate was 3.10%. The recessionary climate in the Europe Union has provided one of the biggest drags on world output. Euro area GDP growth is projected to fall 0.60% in 2013, matching the IMF's 0.60% estimated decline for 2012. Its outlook for 2014, however, is a bit rosier with a growth target of 0.90%. The combination of weaker demand and falling commodity prices (minus oil) has tempered growth in the emerging nations, though growth continues to dominate what is transpiring in the developed nations. Emerging market and developing economies have seen their GDP growth rates and estimates slide from 6.20% in 2011 to an estimated 4.90% and 5.00% in 2012 and 2013, respectively. The 5.40% projection for 2014 reflects modest improvement. U.S. GDP growth continues to hover near the 2.00% level.

The Federal Reserve has maintained an easy monetary policy since September 2007, when it began lowering the federal funds target rate from 5.25% to 0.25%. The target rate has stood at 0.25% since December 2008. In addition to lowering the benchmark lending rate to nearly zero, the Fed also increased the size of its balance sheet of securities from approximately $800 billion in 2008 to $3.46 trillion on July 10, 2013. That is a tremendous amount of stimulus. In late May, the mere suggestion by the Federal Reserve that it was contemplating paring back its current stimulus efforts ($85 billion in monthly bond-buying) sparked a sell-off in the Treasury market. The yield on the 10-Year T-Note spiked 60 basis points to 2.61% from 5/24/13 through 6/25/13. While the Fed did not provide a specific timetable for when it may temper or terminate its aggressive easing of monetary policy, we believe that many investors read between the lines and determined that interest rates were not likely to fall any further. Because the U.S.'s financial markets are so influential worldwide, interest rates in most major developed nations were also up approximately 25-75 basis points in the first half of 2013.

GLOBAL MARKETS

Investors poured a net $108.6 billion into International/Global Equity funds (open-end funds, closed-end funds and exchange-traded products) in the first half of 2013, up from net inflows totaling $39.4 billion for the same period a year ago, according to Strategic Insight, LLC. Cash flows into International/Global Bond funds (open-end funds, closed-end funds and exchange-traded products) were also stronger in the first half of 2013. Net inflows totaled $39.4 billion, up from $20.0 billion in the first half of 2012.

For the 6-month period ended June 30, 2013, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index posted total returns of 3.01% (USD) and -9.57%
(USD), respectively. With respect to the debt markets, the Barclays Global Aggregate Index and Barclays Global Emerging Markets Index posted total returns of -4.83% (USD) and -6.04% (USD), respectively. The Barclays U.S. Aggregate Index was down 2.44%. The U.S. dollar was up 4.22% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Asia Pacific Ex-Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL            CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended     Inception (4/18/2011)   Inception (4/18/2011)
                                                       6/30/2013       6/30/2013          to 6/30/2013            to 6/30/2013
FUND PERFORMANCE
NAV                                                      -9.92%           6.61%              -6.45%                  -13.66%
Market Price                                            -11.55%           5.55%              -6.78%                  -14.33%

INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                      -8.51%           8.78%              -5.49%                  -11.69%
S&P Asia Pacific Ex-Japan BMI Index                      -7.22%           8.36%              -3.08%                   -6.66%
MSCI Pacific ex-Japan Index                              -4.65%          12.24%              -0.57%                   -1.25%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    35.5%
Consumer Discretionary                        19.9
Industrials                                   16.3
Materials                                      9.6
Information Technology                         4.4
Telecommunication Services                     4.2
Health Care                                    3.0
Utilities                                      2.7
Energy                                         2.3
Consumer Staples                               2.1
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
KCC Corp.                                      2.0%
Flight Centre Ltd.                             1.9
SA SA International Holdings Ltd.              1.9
Halla Visteon Climate Control Corp.            1.9
ENN Energy Holdings Ltd.                       1.8
Sun Hung Kai Properties Ltd.                   1.8
Wharf Holdings Ltd.                            1.8
Wheelock & Co., Ltd.                           1.8
Samsung SDI Co., Ltd.                          1.8
Great Eagle Holdings Ltd.                      1.7
                                            -------
    Total                                     18.4%
                                            =======


---------------------------------------------------------------------------------------------------
                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - JUNE 30, 2013

            First Trust Asia Pacific    Defined Asia Pacific    S&P Asia Pacific     MSCI Pacific
            Ex-Japan AlphaDEX(R) Fund      Ex-Japan Index      Ex-Japan BMI Index   Ex-Japan Index
4/18/11               10000                    10000                 10000              10000
6/30/11               10170                    10139                  9825               9772
12/31/11               7822                     7876                  8216               8314
6/30/12                8100                     8119                  8614               8798
12/31/12               9586                     9653                 10061              10357
6/30/13                8635                     8832                  9335               9875
---------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         69               43              9              1
1/1/12 - 12/31/12          94               70             11              1
1/1/13 - 6/30/13           46               45             11              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         43                7              5              1
1/1/12 - 12/31/12          61               13              0              0
1/1/13 - 6/30/13           13                7              2              0

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Europe BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                                       TOTAL RETURNS             TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (4/18/2011)     Inception (4/18/2011)
                                                       6/30/2013       6/30/2013       to 6/30/2013              to 6/30/2013
FUND PERFORMANCE
NAV                                                      5.06%           26.43%           -1.50%                     -3.28%
Market Price                                             3.95%           26.45%           -1.19%                     -2.59%

INDEX PERFORMANCE
Defined Europe Index                                     5.90%           27.14%           -0.64%                     -1.41%
S&P Europe BMI Index                                     2.93%           20.17%            1.33%                      2.95%
MSCI Europe Index                                        2.18%           18.86%            1.11%                      2.46%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        20.6%
Industrials                                   18.6
Financials                                    17.5
Energy                                         9.3
Materials                                      9.2
Utilities                                      7.6
Telecommunication Services                     6.2
Consumer Staples                               6.0
Health Care                                    4.0
Information Technology                         1.0
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
easyJet PLC                                    1.0%
Plastic Omnium S.A.                            1.0
Iberdrola S.A.                                 0.9
Barratt Developments PLC                       0.9
Teleperformance                                0.9
DCC PLC                                        0.9
Ashtead Group PLC                              0.9
Bollore                                        0.9
Cie Generale des Etablissements Michelin       0.9
St. James's Place PLC                          0.9
                                            -------
    Total                                      9.2%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2013

            First Trust Europe    Defined Europe    S&P Europe    MSCI Europe
             AlphaDEX(R) Fund         Index         BMI Index        Index
4/18/11           10000               10000           10000          10000
6/30/11           10265               10315           10315          10321
12/31/11           7547                7654            8320           8418
6/30/12            7650                7755            8567           8620
12/31/12           9206                9310           10002          10028
6/30/13            9672                9859           10295          10247
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         69               60             21              3
1/1/12 - 12/31/12          71              110             49              1
1/1/13 - 6/30/13           32               78             10              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         19                6              0              0
1/1/12 - 12/31/12          18                1              0              0
1/1/13 - 6/30/13            3                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Latin America BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE ANNUAL              CUMULATIVE
                                                                                        TOTAL RETURNS             TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended   Inception (4/18/2011)     Inception (4/18/2011)
                                                       6/30/2013       6/30/2013        to 6/30/2013              to 6/30/2013
FUND PERFORMANCE
NAV                                                    -11.08%          -1.18%             -7.48%                   -15.75%
Market Price                                           -12.21%          -1.33%             -7.39%                   -15.57%

INDEX PERFORMANCE
Defined Latin America Index                            -10.09%           0.87%             -5.77%                   -12.25%
S&P Latin America BMI Index                            -13.89%          -4.84%            -10.37%                   -21.41%
MSCI EM Latin America Index                            -14.80%          -6.97%            -11.60%                   -23.75%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    22.30%
Energy                                        20.70
Materials                                     19.20
Consumer Staples                              19.15
Consumer Discretionary                        10.30
Telecommunication Services                     4.75
Health Care                                    1.85
Industrials                                    0.90
Information Technology                         0.85
                                            -------
    Total                                    100.0%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Ternium S.A., ADR                              4.4%
Kroton Educacional S.A.                        4.3
Gruma SAB de C.V.                              4.1
Grupo Bimbo SAB de C.V.                        3.8
Cia de Transmissao de Energia Electrica
    Paulista (Preference Shares)               3.6
Telefonica Brasil S.A. (Preference Shares)     3.4
Embraer S.A.                                   3.3
BR Properties S.A.                             3.1
Porto Seguro S.A.                              3.0
Compartamos SAB de C.V.                        3.0
                                            -------
    Total                                     36.0%
                                            =======

---------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     APRIL 18, 2011 - JUNE 30, 2013

            First Trust Latin America   Defined Latin America   S&P Latin America   MSCI EM Latin America
                AlphaDEX(R) Fund                Index               BMI Index               Index
4/18/11               10000                     10000                 10000                 10000
6/30/11               10114                     10154                 10046                 10039
12/31/11               8359                      8513                  8185                  8236
6/30/12                8525                      8699                  8258                  8196
12/31/12               9474                      9759                  9127                  8949
6/30/13                8424                      8774                  7859                  7625
---------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               80             42              3
1/1/12 - 12/31/12         151               73              3              2
1/1/13 - 6/30/13           65               37              7              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         17                5              0              0
1/1/12 - 12/31/12          20                1              0              0
1/1/13 - 6/30/13           14                0              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Brazil BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (4/18/2011)    Inception (4/18/2011)
                                                       6/30/2013       6/30/2013         to 6/30/2013             to 6/30/2013

FUND PERFORMANCE
NAV                                                    -16.79%         -12.51%             -15.41%                  -30.83%
Market Price                                           -17.69%         -11.98%             -15.37%                  -30.76%

INDEX PERFORMANCE
Defined Brazil Index                                   -15.62%         -10.25%             -13.97%                  -28.19%
S&P Brazil BMI Index                                   -17.87%          -9.37%             -16.55%                  -32.83%
MSCI Brazil Index                                      -17.98%         -11.10%             -17.94%                  -35.28%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Utilities                                     20.5%
Consumer Discretionary                        20.4
Materials                                     15.1
Consumer Staples                              11.0
Financials                                     9.7
Industrials                                    9.5
Telecommunication Services                     7.3
Energy                                         5.9
Health Care                                    0.6
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Kroton Educacional S.A.                        5.1%
Grendene S.A.                                  4.7
Cosan S.A. Industria e Comercio                4.0
Cia de Transmissao de Energia Electrica
    Paulista (Preference Shares)               3.9
Cia Paranaense de Energia (Preference
    Shares)                                    3.4
M Dias Branco S.A.                             3.3
Telefonica Brasil S.A. (Preference Shares)     3.2
Cia Energetica de Sao Paulo (Preference
    Shares)                                    3.1
Marcopolo S.A. (Preference Shares)             3.0
Tim Participacoes S.A.                         3.0
                                            -------
    Total                                     36.7%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2013

            First Trust Brazil    Defined Brazil    S&P Brazil    MSCI Brazil
             AlphaDEX(R) Fund         Index          BMI Index       Index
4/18/11           10000               10000            10000         10000
6/30/11            9884                9933             9949          9926
12/31/11           7858                7946             7929          7887
6/30/12            7907                8002             7413          7280
12/31/12           8314                8512             8180          7890
6/30/13            6918                7182             6718          6471
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         16               27             52             64
1/1/12 - 12/31/12          84               38             11              1
1/1/13 - 6/30/13           81               34              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         14                4              1              0
1/1/12 - 12/31/12         107                8              1              0
1/1/13 - 6/30/13            5                2              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P China BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL           CUMULATIVE
                                                                                           TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended      Inception (4/18/2011)  Inception (4/18/2011)
                                                       6/30/2013       6/30/2013           to 6/30/2013           to 6/30/2013
FUND PERFORMANCE
NAV                                                    -18.98%          -1.15%               -15.26%                -30.57%
Market Price                                           -21.42%          -2.87%               -15.91%                -31.74%

INDEX PERFORMANCE
Defined China Index                                    -17.45%           1.26%               -14.83%                -29.76%
S&P China BMI Index                                     -7.99%           7.20%                -8.00%                -16.77%
MSCI China Index                                       -10.99%           5.15%                -7.30%                -15.37%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    28.9%
Industrials                                   21.2
Materials                                     17.9
Consumer Discretionary                        12.0
Utilities                                      7.1
Energy                                         6.0
Telecommunication Services                     2.8
Health Care                                    2.2
Consumer Staples                               1.3
Information Technology                         0.6
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Great Wall Motor Co., Ltd.                     4.5%
China Gas Holdings Ltd.                        4.3
China Hongqiao Group Ltd.                      4.0
Greentown China Holdings Ltd.                  3.7
China Minsheng Banking Corp. Ltd.              3.5
Yangzijiang Shipbuilding Holdings Ltd.         3.4
Guangshen Railway Co., Ltd.                    3.4
Nine Dragons Paper Holdings Ltd.               2.9
Poly Property Group Co., Ltd.                  2.8
China Telecom Corp., Ltd.                      2.8
                                            -------
    Total                                     35.3%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2013

             First Trust China     Defined China     S&P China     MSCI China
             AlphaDEX(R) Fund          Index         BMI Index       Index
4/18/11            10000               10000           10000         10000
6/30/11             9334                9279            9446          9583
12/31/11            6692                6670            7502          7746
6/30/12             7023                6935            7764          8048
12/31/12            8568                8506            9045          9508
6/30/13             6942                7022            8322          8463
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         32               35             36             16
1/1/12 - 12/31/12          84               49             16              4
1/1/13 - 6/30/13           33               24             15              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               20              7              1
1/1/12 - 12/31/12          70               23              4              0
1/1/13 - 6/30/13           22               20             10              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL            CUMULATIVE
                                                                                          TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended     Inception (4/18/2011)   Inception (4/18/2011)
                                                       6/30/2013       6/30/2013          to 6/30/2013            to 6/30/2013
FUND PERFORMANCE
NAV                                                     17.71%          15.49%                3.15%                   7.06%
Market Price                                            17.53%          15.99%                3.35%                   7.52%

INDEX PERFORMANCE
Defined Japan Index                                     18.66%          17.10%                3.12%                   6.99%
S&P Japan BMI Index                                     15.64%          20.80%                7.33%                  16.83%
MSCI Japan Index                                        16.55%          22.24%                7.39%                  16.98%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        28.7%
Industrials                                   27.3
Financials                                    17.4
Materials                                      7.0
Information Technology                         6.0
Utilities                                      5.8
Telecommunication Services                     4.5
Energy                                         2.3
Health Care                                    0.7
Consumer Staples                               0.3
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Tokyo Electric Power (The) Co., Inc.           3.1%
Fuji Heavy Industries Ltd.                     2.6
Hino Motors Ltd.                               2.3
Fuji Media Holdings, Inc.                      1.9
Toyota Motor Corp.                             1.8
Namco Bandai Holdings, Inc.                    1.8
Nomura Holdings, Inc.                          1.8
Tokyu Land Corp.                               1.8
Nippon Telegraph & Telephone Corp.             1.8
 Toyoda Gosei Co., Ltd.                        1.8
                                            -------
    Total                                     20.7%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2013

             First Trust Japan     Defined Japan     S&P Japan    MSCI Japan
             AlphaDEX(R) Fund          Index         BMI Index       Index
4/18/11            10000               10000           10000         10000
6/30/11            10724               10567           10350         10315
12/31/11            9534                9452            9395          9278
6/30/12             9270                9136            9671          9569
12/31/12            9096                9016           10102         10037
6/30/13            10707               10698           11682         11698
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         79               52              5              3
1/1/12 - 12/31/12         113               30              8              1
1/1/13 - 6/30/13           34               32             22              9

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         33                5              1              0
1/1/12 - 12/31/12          79               17              2              0
1/1/13 - 6/30/13           17                7              1              2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P South Korea BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (4/18/2011)    Inception (4/18/2011)
                                                       6/30/2013       6/30/2013         to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                    -13.49%           1.82%              -10.43%                  -21.55%
Market Price                                           -15.81%           1.23%              -10.49%                  -21.66%

INDEX PERFORMANCE
Defined South Korea Index                              -12.03%           4.26%               -9.54%                  -19.79%
S&P South Korea BMI Index                              -11.69%           1.57%               -5.89%                  -12.50%
MSCI South Korea Index                                 -13.04%           0.12%               -7.13%                  -15.02%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                   23.9%
Financials                                    14.1
Consumer Discretionary                        13.6
Telecommunication Services                    12.3
Materials                                     10.6
Information Technology                         8.5
Consumer Staples                               6.5
Energy                                         5.4
Utilities                                      5.1
Health Care                                    0.0
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
LG Uplus Corp.                                 4.5%
SK Telecom Co., Ltd., ADR                      4.1
KCC Corp.                                      4.0
Hyundai Motor Co.                              3.8
KT Corp., ADR                                  3.7
CJ Corp.                                       3.5
SK Holdings Co., Ltd.                          3.5
Samsung SDI Co., Ltd.                          3.3
Kia Motors Corp.                               3.2
POSCO                                          3.1
                                            -------
    Total                                     36.7%
                                            =======


----------------------------------------------------------------------------------------------------
                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   APRIL 18, 2011 - JUNE 30, 2013

            First Trust South Korea     Defined South Korea     S&P South Korea     MSCI South Korea
               AlphaDEX(R) Fund                Index               BMI Index             Index
4/18/11              10000                     10000                 10000               10000
6/30/11              10266                     10241                  9969                9922
12/31/11              7729                      7800                  8262                8064
6/30/12               7704                      7694                  8614                8488
12/31/12              9067                      9119                  9907                9772
6/30/13               7844                      8022                  8749                8498
----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         13                5              0              1
1/1/12 - 12/31/12          51               71             13              6
1/1/13 - 6/30/13           47               40              9              3

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               37             56             35
1/1/12 - 12/31/12          57               36             16              0
1/1/13 - 6/30/13           18                7              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets Ex-US BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL            CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (4/18/2011)   Inception (4/18/2011)
                                                       6/30/2013      6/30/2013          to 6/30/2013            to 6/30/2013
FUND PERFORMANCE
NAV                                                      2.33%          19.04%              -2.46%                  -5.34%
Market Price                                             1.15%          17.99%              -2.69%                  -5.83%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Index                    3.30%          20.33%              -1.74%                  -3.79%
S&P Developed Markets Ex-US BMI Index                    2.63%          16.78%               0.73%                   1.61%
MSCI World Ex-US Index                                   3.01%          17.07%               1.11%                   2.46%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    24.7%
Consumer Discretionary                        22.6
Industrials                                   17.9
Materials                                      7.5
Energy                                         7.1
Consumer Staples                               5.3
Telecommunication Services                     4.9
Utilities                                      4.1
Information Technology                         3.5
Health Care                                    2.4
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Fuji Heavy Industries Ltd.                     0.9%
Hino Motors Ltd.                               0.8
IHI Corp.                                      0.7
easyJet PLC                                    0.7
Plastic Omnium S.A.                            0.7
Fuji Media Holdings, Inc.                      0.7
Lions Gate Entertainment Corp.                 0.6
Japan Exchange Group, Inc.                     0.6
Denso Corp.                                    0.6
Japan Airlines Co., Ltd.                       0.6
                                            -------
    Total                                      6.9%
                                            =======


---------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     APRIL 18, 2011 - JUNE 30, 2013

            First Trust Developed Markets      Defined Developed      S&P Developed Ex-US     MSCI World
               Ex-US AlphaDEX(R) Fund         Markets Ex-US Index          BMI Index          Ex-US Index
4/18/11                 10000                        10000                   10000               10000
6/30/11                 10218                        10215                   10173               10192
12/31/11                 7908                         7970                    8476                8545
6/30/12                  7951                         7996                    8701                8753
12/31/12                 9249                         9315                    9900                9948
6/30/13                  9465                         9622                   10160               10247
---------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         48               26              9              1
1/1/12 - 12/31/12         133               59             12              0
1/1/13 - 6/30/13           67               30              3              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         52               39              3              0
1/1/12 - 12/31/12          40                6              0              0
1/1/13 - 6/30/13           18                6              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL            CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (4/18/2011)   Inception (4/18/2011)
                                                       6/30/2013      6/30/2013          to 6/30/2013            to 6/30/2013
FUND PERFORMANCE
NAV                                                     -9.36%          4.61%               -7.50%                  -15.78%
Market Price                                           -11.20%          3.34%               -7.86%                  -16.50%

INDEX PERFORMANCE
Defined Emerging Markets Index                          -8.23%          6.47%               -6.38%                  -13.50%
S&P Emerging Markets BMI Index                          -7.69%          4.63%               -6.46%                  -13.66%
MSCI Emerging Markets Index                             -9.57%          2.87%               -6.64%                  -14.02%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    19.1%
Energy                                        12.4
Industrials                                   11.5
Utilities                                     11.3
Materials                                     10.2
Consumer Staples                               9.7
Consumer Discretionary                         8.3
Health Care                                    7.1
Telecommunication Services                     6.0
Information Technology                         4.4
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Magnit OJSC                                    1.5%
AirAsia BHD                                    1.4
Guangzhou Pharmaceutical Co., Ltd.             1.3
Turk Hava Yollari                              1.3
Kroton Educacional S.A.                        1.3
Alliance Global Group, Inc.                    1.3
Gruma SAB de C.V.                              1.3
China Hongqiao Group Ltd.                      1.3
AK Transneft OAO (Preference Shares)           1.3
Great Wall Motor Co., Ltd.                     1.2
                                            -------
    Total                                     13.2%
                                            =======


-----------------------------------------------------------------------------------------------------
                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   APRIL 18, 2011 - JUNE 30, 2013

            First Trust Emerging Markets    Defined Emerging    S&P Emerging Markets    MSCI Emerging
                  AlphaDEX(R) Fund           Markets Index           BMI Index          Markets Index
4/18/11                10000                     10000                 10000                10000
6/30/11                 9787                      9770                  9888                 9945
12/31/11                7678                      7729                  7895                 8042
6/30/12                 8052                      8125                  8253                 8358
12/31/12                9293                      9427                  9355                 9507
6/30/13                 8423                      8651                  8636                 8597
-----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               60             57              5
1/1/12 - 12/31/12         105               72             14              1
1/1/13 - 6/30/13           50               28              2              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         12               12              1              0
1/1/12 - 12/31/12          47               10              1              0
1/1/13 - 6/30/13           24               16              4              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM

The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index call the Defined Germany Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Germany BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      0.03%          23.54%               9.38%                   13.12%
Market Price                                            -1.05%          22.72%               8.94%                   12.50%

INDEX PERFORMANCE
Defined Germany Index                                    0.71%          23.99%               9.48%                   13.23%
S&P Germany BMI Index                                    3.22%          26.87%              11.89%                   16.68%
MSCI Germany Index                                       2.89%          27.20%              11.90%                   16.69%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        32.2%
Materials                                     19.8
Industrials                                   13.4
Financials                                    11.5
Consumer Staples                               9.2
Telecommunication Services                     6.6
Information Technology                         4.1
Health Care                                    1.9
Utilities                                      1.3
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Freenet AG                                     5.0%
Continental AG                                 4.8
TUI AG                                         4.8
Daimler AG                                     4.7
Deutsche Lufthansa AG                          4.5
Sky Deutschland AG                             4.4
Wacker Chemie AG                               3.9
Volkswagen AG                                  3.8
KWS Saat AG                                    3.8
ElringKlinger AG                               3.3
                                            -------
    Total                                     43.0%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2013

           First Trust Germany    Defined Germany    S&P Germany    MSCI Germany
            AlphaDEX(R) Fund           Index          BMI Index        Index
2/14/12           10000                10000            10000          10000
6/30/12            9157                 9132             9197           9174
12/31/12          11309                11243            11304          11342
6/30/13           11312                11323            11668          11670
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        116               45              4              1
1/1/13 - 6/30/13           73               19              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         45                8              1              0
1/1/13 - 6/30/13           31                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN

The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Canada BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      4.51%          19.79%               8.66%                   12.10%
Market Price                                             3.70%          19.97%               8.47%                   11.83%

INDEX PERFORMANCE
Defined Canada Index                                     4.68%          20.32%               9.12%                   12.72%
S&P Canada BMI Index                                    -6.99%           3.32%              -3.67%                   -5.01%
MSCI Canada Index                                       -6.66%           3.75%              -2.48%                   -3.39%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    22.3%
Energy                                        20.7
Materials                                     19.2
Consumer Staples                              19.2
Consumer Discretionary                        10.3
Telecommunication Services                     4.7
Healthcare                                     1.9
Industrials                                    0.9
Information Technology                         0.8
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Magna International, Inc.                      6.1%
Lions Gate Entertainment Corp.                 5.7
Alimentation Couche Tard, Inc.                 5.1
Gildan Activewear, Inc.                        4.7
Canfor Corp.                                   4.5
Bell Aliant, Inc.                              4.3
Industrial Alliance Insurance &
    Financial Services, Inc.                   4.3
Allied Properties Real Estate
    Investment Trust                           3.9
Canadian Apartment Properties                  3.7
West Fraser Timber Co., Ltd.                   3.7
                                            -------
    Total                                     46.0%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust Canada    Defined Canada    S&P Canada    MSCI Canada
             AlphaDEX(R) Fund         Index         BMI Index        Index
2/14/12           10000               10000           10000          10000
6/30/12            9358                9369            9194           9312
12/31/12          10726               10768           10213          10351
6/30/13           11210               11272            9499           9662
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        150               13             27              1
1/1/13 - 6/30/13           83                8              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         28                1              0              0
1/1/13 - 6/30/13           31                2              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS

The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Australia BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                     -8.07%           7.01%               0.54%                   0.74%
Market Price                                            -8.68%           7.24%               0.82%                   1.13%

INDEX PERFORMANCE
Defined Australia Index                                 -6.64%           8.52%               1.25%                   1.73%
S&P Australia BMI Index                                 -8.00%           7.83%               0.81%                   1.11%
MSCI Australia Index                                    -6.13%          10.79%               4.00%                   5.53%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    21.2%
Consumer Discretionary                        20.0
Materials                                     18.8
Industrials                                    8.9
Energy                                         8.0
Health Care                                    7.8
Consumer Staples                               5.8
Telecommunication Services                     6.1
Utilities                                      2.5
Information Technology                         0.9
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Flight Centre Ltd.                             5.8%
Iluka Resources Ltd.                           4.4
TPG Telecom Ltd.                               4.3
Commonwealth Property Office Fund              4.3
Harvey Norman Holdings Ltd.                    4.3
GrainCorp Ltd.                                 4.0
TABCORP Holdings Ltd.                          4.0
Macquarie Group Ltd.                           3.8
Caltex Australia Ltd.                          3.7
Lend Lease Group                               3.6
                                            -------
    Total                                     42.2%
                                            =======


-----------------------------------------------------------------------------------------
                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust Australia    Defined Australia    S&P Australia    MSCI Australia
              AlphaDEX(R) Fund             Index            BMI Index          Index
2/14/12             10000                  10000              10000            10000
6/30/12              9414                   9374               9377             9525
12/31/12            10959                  10895              10991            11242
6/30/13             10075                  10172              10112            10553
-----------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         94               73              9              2
1/1/13 - 6/30/13           48               44              3              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         34                8              0              0
1/1/13 - 6/30/13           22                7              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU

The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P United Kingdom BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      2.90%          22.77%              13.86%                   19.54%
Market Price                                             2.63%          21.54%              13.74%                   19.37%

INDEX PERFORMANCE
Defined United Kingdom Index                             4.24%          24.12%              15.01%                   21.16%
S&P United Kingdom BMI Index                             1.49%          14.31%               7.96%                   11.09%
MSCI United Kingdom Index                                0.27%          11.82%               5.92%                    8.21%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                        27.0%
Industrials                                   21.3
Financials                                    20.9
Energy                                         8.5
Consumer Staples                               6.4
Information Technology                         5.2
Materials                                      5.0
Health Care                                    3.1
Utilities                                      2.2
Telecommunication Services                     0.4
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
easyJet PLC                                    3.5%
Ashtead Group PLC                              3.1
Barratt Developments PLC                       3.1
Capital & Counties Properties PLC              2.8
TUI Travel PLC                                 2.6
Taylor Wimpey PLC                              2.4
Inchcape PLC                                   2.4
Sports Direct International PLC                2.4
International Consolidated Airlines
    Group S.A.                                 2.4
BP PLC                                         2.2
                                            -------
    Total                                     26.9%
                                            =======


-------------------------------------------------------------------------------------------------------------
                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust United Kingdom    Defined United Kingdom    S&P United Kingdom    MSCI United Kingdom
                 AlphaDEX(R) Fund                  Index                BMI Index                Index
2/14/12               10000                        10000                  10000                  10000
6/30/12                9737                         9761                   9718                   9678
12/31/12              11617                        11622                  10945                  10792
6/30/13               11954                        12115                  11108                  10821
-------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         87              100             21              1
1/1/13 - 6/30/13           56               49              7              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          9                2              0              0
1/1/13 - 6/30/13           12                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW

The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Taiwan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      2.51%          11.44%              2.34%                    3.23%
Market Price                                            -0.47%           9.22%              0.96%                    1.32%

INDEX PERFORMANCE
Defined Taiwan Index                                     3.66%          13.92%              3.48%                    4.81%
S&P Taiwan BMI Index                                     2.04%          13.54%              2.65%                    3.65%
MSCI Taiwan Index                                        1.38%          14.14%              3.58%                    4.95%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                        54.5%
Financials                                    18.6
Consumer Discretionary                        15.1
Industrials                                    4.4
Consumer Staples                               3.4
Telecommunication Services                     2.5
Materials                                      1.5
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Hotai Motor Co., Ltd.                          5.3%
Pegatron Corp.                                 5.1
United Microelectronics Corp.                  4.8
LiteOn Technology Corp.                        4.2
Chailease Holding Co., Ltd.                    4.1
Wistron Corp.                                  3.9
Giant Manufacturing Co., Ltd.                  3.8
Shin Kong Financial Holding Co., Ltd.          3.8
Siliconware Precision Industries Co.           3.7
TPK Holding Co., Ltd.                          3.6
                                            -------
    Total                                     42.3%
                                            =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust Taiwan    Defined Taiwan    S&P Taiwan    MSCI Taiwan
             AlphaDEX(R) Fund         Index          BMI Index       Index
 2/14/12          10000               10000            10000         10000
 6/30/12           9263                9200             9129          9195
 12/31/12         10070               10111            10158         10353
 6/30/13          10323               10481            10365         10496
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         70               74             30              1
1/1/13 - 6/30/13           43               18              7              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         36                8              0              1
1/1/13 - 6/30/13           34               18              3              1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK

The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Hong Kong BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                     -1.47%          21.03%              11.30%                   15.87%
Market Price                                            -2.46%          19.69%              11.13%                   15.63%

INDEX PERFORMANCE
Defined Hong Kong Index                                  0.37%          23.89%              12.67%                   17.79%
S&P Hong Kong BMI Index                                 -1.13%          17.40%               7.24%                   10.07%
MSCI Hong Kong Index                                    -1.28%          17.38%               8.28%                   11.54%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    52.5%
Consumer Discretionary                        28.9
Industrials                                   11.5
Materials                                      2.9
Utilities                                      2.6
Telecommunication Services                     1.6
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Galaxy Entertainment Group Ltd.                5.4%
Great Eagle Holdings Ltd.                      4.8
Wharf Holdings Ltd.                            4.6
Melco Crown Entertainment Ltd., ADR            4.5
Wheelock & Co., Ltd.                           4.3
Guoco Group Ltd.                               4.1
Champion Real Estate Investment Trust          4.1
SA SA International Holdings Ltd.              4.0
Hysan Development Co., Ltd.                    3.8
Hopewell Holdings Ltd.                         3.3
                                            -------
    Total                                     42.9%
                                            =======


--------------------------------------------------------------------------------------
                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust Hong Kong   Defined Hong Kong   S&P Hong Kong   MSCI Hong Kong
              AlphaDEX(R) Fund            Index           BMI Index         Index
2/14/12             10000                 10000             10000           10000
6/30/12              9573                  9507              9375            9502
12/31/12            11759                 11734             11132           11299
6/30/13             11586                 11777             11006           11154
--------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         64               70             31              1
1/1/13 - 6/30/13           51               23              5              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         43               11              0              0
1/1/13 - 6/30/13           25               17              3              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ

The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Switzerland BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/14/2012)    Inception (2/14/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      7.31%          25.04%              12.85%                   18.09%
Market Price                                             5.95%          24.19%              12.44%                   17.49%

INDEX PERFORMANCE
Defined Switzerland Index                                8.13%          25.84%              13.30%                   18.70%
S&P Switzerland BMI Index                               10.80%          28.71%              18.08%                   25.63%
MSCI Switzerland Index                                  10.92%          29.14%              18.45%                   26.16%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    33.2%
Industrials                                   25.2
Materials                                     13.3
Consumer Discretionary                        12.3
Health Care                                    7.9
Consumer Staples                               5.3
Information Technology                         2.8
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Swiss Life Holding AG                          4.8%
Cie Financiere Richemont S.A.                  4.4
Georg Fischer AG                               4.3
Clariant AG                                    4.1
Swiss Re AG                                    4.0
Pargesa Holding S.A.                           3.8
Holcim Ltd.                                    3.7
Emmi AG                                        3.6
PSP Swiss Property AG                          3.6
Daetwyler Holding AG                           3.5
                                            -------
    Total                                     39.8%
                                            =======


-------------------------------------------------------------------------------------------------
                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 14, 2012 - JUNE 30, 2013

            First Trust Switzerland    Defined Switzerland    S&P Switzerland    MSCI Switzerland
               AlphaDEX(R) Fund               Index              BMI Index            Index
2/14/12              10000                    10000                10000              10000
6/30/12               9444                     9432                 9760               9769
12/31/12             11004                    10977                11338              11374
6/30/13              11808                    11869                12563              12616
-------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        137               36              2              0
1/1/13 - 6/30/13           95                9              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         41                4              0              0
1/1/13 - 6/30/13           16                4              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS

The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets ex-US Small Cap Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets ex-US SmallCap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/15/2012)    Inception (2/15/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      1.52%          17.08%               3.69%                    5.10%
Market Price                                             0.43%          17.91%               3.47%                    4.79%

INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index          3.05%          19.47%               4.84%                    6.69%
S&P Developed Markets ex-US SmallCap Index               3.74%          18.05%               7.21%                   10.00%
MSCI World ex US Small Cap Index                         3.50%          17.82%               6.54%                    9.07%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS
(CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS

Consumer Discretionary                        28.2%
Industrials                                   25.7
Financials                                    13.3
Materials                                      8.7
Information Technology                         6.5
Energy                                         5.7
Consumer Staples                               4.9
Health Care                                    4.3
Utilities                                      2.1
Telecommunication Services                     0.6
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Kanamoto Co., Ltd.                             1.2%
Mitsuba Corp.                                  1.0
Nippon Seiki Co., Ltd.                         0.8
Tadano Ltd.                                    0.8
Yellow Hat Ltd.                                0.6
Fujitec Co., Ltd.                              0.6
TS Tech Co., Ltd.                              0.6
Avex Group Holdings, Inc.                      0.6
PostNL NV                                      0.6
Jeol Ltd.                                      0.6
                                            -------
    Total                                      7.4%
                                            =======


----------------------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         APRIL 18, 2011 - JUNE 30, 2013

             First Trust Developed
            Markets ex-US Small Cap     Defined Developed Markets    S&P Developed Markets      MSCI World ex US
               AlphaDEX(R) Fund           ex-US Small Cap Index      ex-US Small Cap Index      Small Cap Index
2/15/12              10000                        10000                      10000                   10000
6/30/12               8976                         8930                       9318                    9258
12/31/12             10352                        10311                      10604                   10538
6/30/13              10509                        10669                      11001                   10907
----------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         35                9              4              0
1/1/13 - 6/30/13           48               19              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         82               84              2              3
1/1/13 - 6/30/13           40               15              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index"). The Fund normally invests at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets SmallCap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL             CUMULATIVE
                                                                                         TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended    Inception (2/15/2012)    Inception (2/15/2012)
                                                       6/30/2013      6/30/2013          to 6/30/2013             to 6/30/2013
FUND PERFORMANCE
NAV                                                      0.03%          28.56%              11.13%                   15.59%
Market Price                                            -2.50%          25.90%              10.10%                   14.12%

INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index                 1.66%          31.52%              12.16%                   17.02%
S&P Emerging Markets SmallCap Index                     -4.68%          11.67%               0.50%                    0.69%
MSCI Emerging Markets Small Cap Index                   -3.58%           9.86%              -0.53%                   -0.72%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS

Financials                                    18.5%
Consumer Discretionary                        18.4
Industrials                                   18.1
Information Technology                        11.8
Materials                                     11.8
Energy                                         7.0
Consumer Staples                               6.4
Health Care                                    3.8
Utilities                                      3.1
Telecommunication Services                     1.1
                                            -------
    Total                                    100.0%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
CIMC Enric Holdings Ltd.                       1.3%
BYD Electronic International Co., Ltd.         1.3
China South City Holdings Ltd.                 1.2
EGIS Pharmaceuticals PLC                       1.2
JCY International Bhd                          1.2
Matahari Putra Prima Tbk PT                    1.2
Hanergy Solar Group Ltd.                       1.1
China Wireless Technologies Ltd.               1.0
Peak Sport Products Co., Ltd.                  1.0
Pembangunan Perumahan Persero Tbk PT           1.0
                                            -------
    Total                                     11.5%
                                            =======


-------------------------------------------------------------------------------------------------------------------
                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         FEBRUARY 15, 2012 - JUNE 30, 2013

            First Trust Emerging Markets   Defined Emerging Markets   S&P Emerging Markets   MSCI Emerging Markets
             Small Cap AlphaDEX(R) Fund        Small Cap Index          Small Cap Index         Small Cap Index
2/15/12                10000                        10000                    10000                   10000
6/30/12                 8991                         8898                     9016                    9037
12/31/12               11556                        11512                    10563                   10297
6/30/13                11559                        11703                    10069                    9928
-------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         94               83             12              0
1/1/13 - 6/30/13           40               45             21              1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         25                5              0              0
1/1/13 - 6/30/13           11                4              2              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2013 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, the First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2013.

Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2013      JUNE 30, 2013         PERIOD            PERIOD (a)

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA
Actual                                              $1,000.00             $900.80               0.80%              $3.77
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
Actual                                              $1,000.00           $1,050.60               0.80%              $4.07
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN
Actual                                              $1,000.00             $889.20               0.82%              $3.84
Hypothetical (5% return before expenses)            $1,000.00            $1020.73               0.82%              $4.11

FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ
Actual                                              $1,000.00             $832.10               0.83%              $3.77
Hypothetical (5% return before expenses)            $1,000.00            $1020.68               0.83%              $4.16

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA
Actual                                              $1,000.00             $810.20               0.80%              $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP
Actual                                              $1,000.00           $1,177.10               0.80%              $4.32
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2012        JUNE 30, 2013         PERIOD            PERIOD (a)

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO
Actual                                              $1,000.00             $865.10               0.80%              $3.70
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
Actual                                              $1,000.00           $1,023.30               0.80%              $4.01
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
Actual                                              $1,000.00             $906.40               0.80%              $3.78
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM
Actual                                              $1,000.00           $1,000.30               0.80%              $3.97
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN
Actual                                              $1,000.00           $1,045.10               0.80%              $4.06
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS
Actual                                              $1,000.00             $919.30               0.81%              $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,020.78               0.81%              $4.06

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU
Actual                                              $1,000.00           $1,029.00               0.80%              $4.02
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW
Actual                                              $1,000.00           $1,025.10               0.80%              $4.02
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK
Actual                                              $1,000.00             $985.30               0.80%              $3.94
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ
Actual                                              $1,000.00           $1,165.20               0.80%              $4.29
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS
Actual                                              $1,000.00           $1,073.10               0.80%              $4.11
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS
Actual                                              $1,000.00           $1,000.30               0.80%              $3.97
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01



(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2013 through June 30, 2013), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.9%
               AUSTRALIA - 29.8%
        17,587 AMP Ltd.                         $     68,358
        10,927 Asciano Group                          50,166
         2,974 Bendigo and Adelaide Bank Ltd.         27,389
        30,481 BlueScope Steel Ltd. (b)              130,183
        18,661 Boral Ltd.                             71,850
         3,606 Brambles Ltd.                          30,802
         7,153 Caltex Australia Ltd.                 118,079
         6,498 carsales.com Ltd.                      56,040
         2,994 Computershare Ltd.                     28,121
         4,966 Crown Ltd.                             54,999
           516 CSL Ltd.                               29,060
         4,545 Flight Centre Ltd.                    163,480
         2,615 GrainCorp Ltd.                         30,062
         6,533 Iluka Resources Ltd.                   59,688
        19,768 Incitec Pivot Ltd.                     51,705
        21,396 Insurance Australia Group Ltd.        106,448
         4,461 Leighton Holdings Ltd.                 63,033
        14,972 Lend Lease Group                      114,334
         2,971 National Australia Bank Ltd.           80,644
        24,631 Primary Health Care Ltd.              107,676
        51,331 Qantas Airways Ltd. (b)                63,375
         3,782 Ramsay Health Care Ltd.               123,861
         4,409 REA Group Ltd.                        111,008
        15,120 Seek Ltd.                             125,420
        15,425 Seven Group Holdings Ltd.              97,338
         2,584 Suncorp Group Ltd.                     28,169
        12,365 Super Retail Group Ltd.               135,362
         9,456 TABCORP Holdings Ltd.                  26,376
        10,301 Toll Holdings Ltd.                     50,119
        38,784 TPG Telecom Ltd.                      124,854
        10,735 Treasury Wine Estates Ltd.             57,139
           760 Wesfarmers Ltd.                        27,524
        20,227 Westfield Retail Trust                 57,346
         1,705 Woodside Petroleum Ltd.                54,591
           904 Woolworths Ltd.                        27,126
                                                ------------
                                                   2,551,725
                                                ------------
               BERMUDA - 5.7%
        38,469 Great Eagle Holdings Ltd.             146,812
        10,769 Guoco Group Ltd.                      122,185
         3,000 Jardine Strategic Holdings Ltd.       108,900
        28,810 Kerry Properties Ltd.                 112,736
                                                ------------
                                                     490,633
                                                ------------
               CAYMAN ISLANDS - 6.2%
        29,400 ENN Energy Holdings Ltd.              157,120
         5,457 Melco Crown Entertainment
                  Ltd., ADR (b)                      122,018
       163,848 SA SA International Holdings
                  Ltd.                               161,608
        18,524 Sands China Ltd.                       87,771
                                                ------------
                                                     528,517
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HONG KONG - 21.2%
       306,942 Champion Real Estate Investment
                  Trust                         $    140,885
         6,488 Cheung Kong Holdings Ltd.              88,001
       140,348 Fosun International Ltd.              102,781
        22,886 Galaxy Entertainment Group
                  Ltd. (b)                           111,685
        20,703 Henderson Land Development
                  Co., Ltd.                          123,988
        39,152 Hopewell Holdings Ltd.                130,237
        31,769 Hysan Development Co., Ltd.           137,217
        17,638 Link REIT                              86,870
        56,024 New World Development Co.,
                  Ltd.                                77,433
        94,231 Sino Land Co., Ltd.                   131,942
        11,981 Sun Hung Kai Properties Ltd.          154,627
         7,607 Swire Pacific Ltd.                     91,801
        35,986 Swire Properties Ltd.                 107,178
        13,193 Techtronic Industries Co.              31,707
        18,233 Wharf Holdings Ltd.                   153,155
        30,139 Wheelock & Co., Ltd.                  150,772
                                                ------------
                                                   1,820,279
                                                ------------
               NEW ZEALAND - 0.7%
         8,868 Fletcher Building Ltd.                 57,933
                                                ------------
               SINGAPORE - 5.6%
         4,000 Great Eastern Holdings Ltd.            55,006
        39,000 Keppel Land Ltd.                      103,077
        29,000 Keppel REIT                            29,629
        12,000 Singapore Land Ltd.                    84,923
        44,000 Suntec Real Estate Investment
                  Trust                               54,674
        12,000 United Industrial Corp., Ltd.          28,592
        23,000 UOL Group Ltd.                        121,941
                                                ------------
                                                     477,842
                                                ------------
               SOUTH KOREA - 30.7%
         9,380 BS Financial Group, Inc.              118,682
         2,950 Cheil Worldwide, Inc. (b)              63,544
         1,222 CJ Corp.                              121,446
         2,151 Coway Co., Ltd.                       105,097
         1,167 Daelim Industrial Co., Ltd.            88,696
         1,517 Dongsuh Co., Inc.                      36,661
           830 Doosan Corp.                           93,389
         2,260 Doosan Infracore Co., Ltd. (b)         21,174
           548 GS Holdings                            24,664
         5,030 Halla Visteon Climate Control
                  Corp.                              159,658
         1,810 Hana Financial Group, Inc.             52,697
         3,160 Hanwha Corp.                           81,348
           166 Hyundai Heavy Industries Co.,
                  Ltd.                                26,672
           228 Hyundai Mobis                          54,502
           634 Hyundai Motor Co.                     125,185


                       See Notes to Financial Statements                 Page 43

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
         1,745 Hyundai Steel Co.                $     98,095
         5,560 Industrial Bank of Korea               53,309
           597 KCC Corp.                             171,460
         2,526 Kia Motors Corp.                      137,354
         1,160 Korea Electric Power Corp. (b)         26,917
         1,015 Korea Gas Corp.                        46,926
           100 Korea Zinc Co., Ltd.                   24,255
         4,040 KT Corp.                              126,642
           267 LG Chem Ltd.                           59,149
         1,097 LG Corp.                               60,995
         1,090 LG Display Co., Ltd. (b)               26,199
           180 Lotte Shopping Co., Ltd.               55,952
           350 Neo Holdings Co., Ltd. (b) (c)              0
           325 POSCO                                  84,946
            94 Samsung Electronics Co., Ltd.         110,458
         1,261 Samsung SDI Co., Ltd.                 150,717
           631 SK Holdings Co., Ltd.                  93,651
           589 SK Telecom Co., Ltd.                  108,305
         2,830 Woori Finance Holdings Co., Ltd.       26,143
                                                ------------
                                                   2,634,888
                                                ------------
               TOTAL INVESTMENTS - 99.9%           8,561,817
               (Cost $9,134,875) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                   4,968
                                                ------------
               NET ASSETS - 100.0%              $  8,566,785
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $280,422 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $853,480.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*    $ 8,561,817   $ 8,561,817     $   --**      $    --
                  =======================================================

 * See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $5,005,383 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2012 exceeding a certain threshold.


INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development                22.5%
Industrial Conglomerates                             7.1
Hotels, Restaurants & Leisure                        6.6
Metals & Mining                                      5.8
Real Estate Investment Trusts                        4.3
Commercial Banks                                     4.2
Specialty Retail                                     3.5
Automobiles                                          3.1
Insurance                                            3.0
Diversified Telecommunication Services               2.9
Health Care Providers & Services                     2.7
Auto Components                                      2.5
Gas Utilities                                        2.4
Oil, Gas & Consumable Fuels                          2.3
Chemicals                                            2.2
Electronic Equipment, Instruments & Components       2.1
Media                                                2.0
Building Products                                    2.0
Construction & Engineering                           1.8
Household Durables                                   1.6
Construction Materials                               1.5
Professional Services                                1.5
Capital Markets                                      1.4
Semiconductors & Semiconductor Equipment             1.3
Wireless Telecommunication Services                  1.3
Trading Companies & Distributors                     1.1
Food & Staples Retailing                             1.1
Airlines                                             0.7
Beverages                                            0.7
Internet Software & Services                         0.7
Multiline Retail                                     0.6
Road & Rail                                          0.6
Air Freight & Logistics                              0.6
Machinery                                            0.6
Commercial Services & Supplies                       0.4
Food Products                                        0.3
Biotechnology                                        0.3
IT Services                                          0.3
Electric Utilities                                   0.3
Diversified Financial Services                       0.0
-------------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 44                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 100.2%
               AUSTRIA - 2.0%
        26,674 EVN AG                           $    335,050
        11,356 OMV AG                                512,919
         4,310 Strabag SE                             89,201
         6,292 Voestalpine AG                        222,194
                                                ------------
                                                   1,159,364
                                                ------------

               BELGIUM - 3.0%
        14,284 Ageas                                 501,540
        15,541 Belgacom S.A.                         348,646
         8,454 D'ieteren S.A. N.V.                   360,826
         7,084 Delhaize Group S.A.                   437,900
         2,254 Elia System Operator S.A. N.V.         94,384
                                                ------------
                                                   1,743,296
                                                ------------

               CAYMAN ISLANDS - 0.6%
        38,158 Phoenix Group Holdings                369,111
                                                ------------

               DENMARK - 2.5%
            57 AP Moller - Maersk A/S                408,244
         5,203 Chr Hansen Holding A/S                178,152
        10,858 GN Store Nord A/S                     205,218
         7,025 Pandora A/S                           238,086
        50,284 TDC A/S                               407,530
                                                ------------
                                                   1,437,230
                                                ------------

               FINLAND - 2.4%
        15,606 Elisa OYJ                             304,906
         9,588 Fortum OYJ                            179,715
         6,854 Neste Oil OYJ                         100,278
         7,533 Sampo                                 293,572
        74,836 Stora Enso OYJ                        501,663
                                                ------------
                                                   1,380,134
                                                ------------

               FRANCE - 13.0%
        40,958 Air France-KLM (b)                    367,433
         1,259 Bollore S.A.                          524,163
        14,247 Bouygues S.A.                         363,660
         3,120 Bureau Veritas S.A.                    80,797
         1,839 Casino Guichard Perrachon S.A.        172,277
         5,208 Cie de St-Gobain                      210,827
         5,772 Cie Generale des Etablissements
                  Michelin                           516,152
        10,074 Electricte de France S.A.             233,867
        15,052 GDF Suez                              294,768
        15,260 Havas S.A.                             97,767
         1,814 Iliad S.A.                            392,312
         2,964 Imerys S.A.                           181,620
         8,101 Ipsen S.A.                            298,941
        28,651 Orange S.A.                           271,050
        10,435 Plastic Omnium S.A.                   565,856
         6,166 Renault S.A.                          414,943
         3,095 Sa des Ciments Vicat                  191,762
         2,899 Sartorius Stedim Biotech              379,235
         2,941 Societe Generale S.A.                 101,063
         2,073 Sodexo                                172,692


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
         7,573 Suez Environnement Co.           $     97,825
        11,338 Teleperformance                       545,755
         6,855 Thales S.A.                           320,106
        10,085 Total S.A.                            492,333
         7,660 Veolia Environnement S.A.              87,153
         2,146 Vinci S.A.                            107,697
           916 Wendel S.A.                            94,371
                                                ------------
                                                   7,576,425
                                                ------------

               GERMANY - 11.6%
         3,727 Adidas AG                             403,333
         6,078 Aurubis AG                            326,030
         2,239 Bayerische Motoren Werke AG           195,789
         2,473 Brenntag AG                           375,655
         2,424 Continental AG                        323,724
         7,098 Daimler AG                            429,480
        19,788 Deutsche Lufthansa AG (b)             401,681
        16,596 E.ON SE                               272,404
        11,926 Freenet AG                            260,484
         2,296 Fuchs Petrolub AG (Preference
                  Shares)                            182,752
         3,817 Generali Deutschland Holding
                  AG                                 496,542
         1,232 Hannover Rueckversicherung SE          88,713
         4,036 HeidelbergCement AG                   271,446
         4,452 Hochtief AG                           291,080
        12,233 Infineon Technologies AG              102,385
         4,151 K+S AG                                153,476
         2,097 Kabel Deutschland Holding AG          230,320
           808 KWS Saat AG                           292,329
         2,724 Lanxess AG                            164,095
         2,362 Stada Arzneimittel AG                 101,674
         4,574 Suedzucker AG                         141,669
        63,093 Telefonica Deutschland Holding
                  AG                                 456,615
        18,003 TUI AG (b)                            214,019
         3,971 United Internet AG                    112,087
         2,429 Volkswagen AG (Preference
                  Shares)                            491,804
                                                ------------
                                                   6,779,586
                                                ------------

               GREECE - 1.7%
        63,860 Hellenic Telecommunications
                  Organization S.A. (b)              498,740
        61,166 OPAP S.A.                             511,936
                                                ------------
                                                   1,010,676
                                                ------------

               IRELAND - 2.5%
        13,727 DCC PLC                               536,567
        50,658 Ryanair Holdings PLC                  471,002
        29,210 Smurfit Kappa Group PLC               477,546
                                                ------------
                                                   1,485,115
                                                ------------

                        See Notes to Financial Statements                Page 45

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               ITALY - 7.5%
        13,677 Banca Popolare dell'Emilia
                  Romagna Scrl (b)              $     79,542
         6,287 Buzzi Unicem S.p.A                     94,437
        51,513 Enel Green Power S.p.A                106,948
        88,795 Enel S.p.A                            278,548
        21,499 ENI S.p.A                             441,590
        10,377 Exor S.p.A                            306,884
        54,475 Fiat S.p.A (b)                        380,773
       230,280 Gemina S.p.A (b)                      413,047
         8,223 GTECH S.p.A                           205,828
       164,655 Hera S.p.A.                           312,269
         5,776 Luxottica Group S.p.A                 292,012
        94,609 Mediaset S.p.A (b)                    357,129
        70,325 Mediolanum S.p.A                      435,724
        18,409 Pirelli & C. S.p.A                    213,143
         3,138 Saipem S.p.A                           51,016
        10,475 Salvatore Ferragamo S.p.A             326,280
       136,763 Telecom Italia S.p.A                   95,061
                                                ------------
                                                   4,390,231
                                                ------------

               JERSEY - 0.1%
        17,899 Glencore Xstrata PLC                   74,089
                                                ------------

               LUXEMBOURG - 1.4%
         2,298 Eurofins Scientific                   485,470
        20,674 Subsea 7 S.A.                         362,472
                                                ------------
                                                     847,942
                                                ------------

               NETHERLANDS - 4.7%
        48,190 Aegon N.V.                            322,351
         4,680 CNH Global N.V.                       194,969
         9,493 European Aeronautic Defence
                  and Space Co. N.V.                 507,422
         5,236 Fugro N.V.                            283,863
         1,281 Heineken N.V.                          81,620
        27,223 ING Groep N.V. (b)                    248,044
        12,611 Koninklijke Ahold N.V.                187,707
         2,430 Koninklijke Boskalis
                  Westminster N.V.                    88,612
        94,020 Koninklijke KPN N.V.                  195,442
        13,061 Koninklijke Philips N.V.              356,083
         6,302 Nutreco N.V.                          267,828
                                                ------------
                                                   2,733,941
                                                ------------

               NORWAY - 3.3%
        11,293 Fred Olsen Energy ASA                 446,191
         4,870 Kongsberg Gruppen ASA                  88,191
        25,084 Petroleum Geo-Services ASA            305,583
        19,984 Statoil ASA                           412,224
         7,698 TGS Nopec Geophysical Co.
                  ASA                                223,678
        10,662 Yara International ASA                425,121
                                                ------------
                                                   1,900,988
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL - 0.7%
        94,118 EDP - Energias de Portugal S.A.  $    303,209
        28,075 Portucel S.A.                          89,532
                                                ------------
                                                     392,741
                                                ------------

               SPAIN - 6.6%
         7,087 Acciona S.A.                          374,065
        41,895 Distribuidora Internacional de
                  Alimentacion S.A.                  316,834
        39,982 EDP Renovaveis S.A.                   205,204
        18,288 Endesa S.A.                           390,633
        16,369 Gas Natural SDG S.A.                  330,041
         8,935 Grupo Catalana Occidente S.A.         197,714
       103,713 Iberdrola S.A.                        547,552
       125,844 International Consolidated
                  Airlines Group S.A. (b)            505,111
        14,695 Obrascon Huarte Lain S.A.             500,191
        23,769 Repsol S.A.                           501,520
                                                ------------
                                                   3,868,865
                                                ------------

               SWEDEN - 5.9%
        29,992 Boliden AB                            371,876
        16,233 Holmen AB                             436,924
        30,765 Hufvudstaden AB                       367,927
        26,526 Industrivarden AB                     443,016
        16,717 Investor AB                           449,453
         7,273 Lundbergforetagen AB                  276,556
        11,578 NCC AB                                263,462
        17,853 Saab AB                               341,028
         5,547 Tele2 AB                               65,139
        54,086 TeliaSonera AB                        352,691
         7,039 Trelleborg AB                         105,699
                                                ------------
                                                   3,473,771
                                                ------------

               SWITZERLAND - 5.0%
         3,090 Baloise Holding AG                    300,478
           835 Bucher Industries AG                  200,053
         6,770 Coca-Cola HBC AG (b)                  158,468
         4,312 DKSH Holding AG                       354,711
           645 EMS-Chemie Holding AG                 190,861
           211 Flughafen Zuerich AG                  105,997
            81 Givaudan S.A.                         104,536
           235 Helvetia Holding AG                    94,916
         5,948 Lonza Group AG                        448,044
         1,059 PSP Swiss Property AG                  91,712
           335 Swatch Group AG                       183,362
         1,950 Swiss Life Holding AG                 317,103
         4,749 Swiss Re AG                           353,454
                                                ------------
                                                   2,903,695
                                                ------------

Page 46                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM - 25.7%
       134,823 Afren PLC (b)                    $    265,551
        13,843 ARM Holdings PLC                      167,383
        54,332 Ashtead Group PLC                     533,417
        13,411 Associated British Foods PLC          353,896
         1,933 AstraZeneca PLC                        91,581
       116,248 Barratt Developments PLC (b)          547,396
        19,656 Bellway PLC                           379,677
        12,491 Berkeley Group Holdings PLC           404,851
       157,350 Booker Group PLC                      290,776
        27,715 BP PLC                                191,902
        93,618 Capital & Counties Properties
                  PLC                                465,610
         7,579 Compass Group PLC                      96,829
         8,982 Daily Mail & General Trust PLC        105,123
         8,884 Derwent London PLC                    310,779
        22,882 Dunelm Group PLC                      329,578
        29,509 easyJet PLC                           581,667
        46,184 Essar Energy PLC (b)                   90,614
        43,771 Essentra PLC                          467,013
        48,186 GKN PLC                               220,818
        38,552 Great Portland Estates PLC            311,649
        29,363 Hargreaves Lansdown PLC               396,578
        24,650 Hikma Pharmaceuticals PLC             356,543
       106,791 Howden Joinery Group PLC              411,582
        50,729 Inchcape PLC                          386,553
        49,246 ITV PLC                               104,936
        50,510 J Sainsbury PLC                       272,953
        44,291 Kingfisher PLC                        231,060
        28,220 Ladbrokes PLC                          85,799
       184,502 Legal & General Group PLC             480,980
       392,654 Lloyds Banking Group PLC (b)          377,196
        14,257 Mondi PLC                             177,377
        62,878 Old Mutual PLC                        172,811
        23,846 Persimmon PLC                         428,332
        49,186 Premier Oil PLC                       249,190
        29,920 Prudential PLC                        489,198
        16,924 Rolls-Royce Holdings PLC              291,898
     1,362,550 Rolls-Royce Holdings PLC
                  (Preference Shares) (b) (c)          2,072
         2,195 Rotork PLC                             89,138
        14,579 Royal Dutch Shell PLC                 482,505
         3,683 SABMiller PLC                         176,592
         7,786 Spectris PLC                          226,184
        14,953 Sports Direct International
                  PLC (b)                            125,654
        62,728 St. James's Place PLC                 515,193
        87,224 Standard Life PLC                     458,617
       350,539 Taylor Wimpey PLC                     510,493
         8,764 Travis Perkins PLC                    194,079
        58,723 TUI Travel PLC                        318,764
         6,340 Vedanta Resources PLC                  98,357
         2,817 Weir Group PLC                         92,160


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
        34,455 William Hill PLC                 $    231,051
        92,297 WM Morrison Supermarkets
                  PLC                                367,513
                                                ------------
                                                  15,007,468
                                                ------------
               TOTAL COMMON STOCKS                58,534,668
               (Cost $57,763,826)               ------------

               RIGHTS (a) - 0.0%
               SPAIN - 0.0%
        23,769 Repsol S.A., expiring 7/5/13 (b)       13,242
                                                ------------
               TOTAL RIGHTS                           13,242
               (Cost $0)                        ------------
               TOTAL INVESTMENTS - 100.2%         58,547,910
               (Cost $57,763,826) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.2%)              (92,837)
                                                ------------
               NET ASSETS - 100.0%              $ 58,455,073
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,124,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,340,806.

                        See Notes to Financial Statements                Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL       LEVEL 1    SIGNIFICANT  SIGNIFICANT
                              VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                              6/30/2013     PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks:
   Austria                   $ 1,159,364  $ 1,159,364    $    --       $  --
   Belgium                     1,743,296    1,743,296         --          --
   Cayman Islands                369,111      369,111         --          --
   Denmark                     1,437,230    1,437,230         --          --
   Finland                     1,380,134    1,380,134         --          --
   France                      7,576,425    7,576,425         --          --
   Germany                     6,779,586    6,779,586         --          --
   Greece                      1,010,676    1,010,676         --          --
   Ireland                     1,485,115    1,485,115         --          --
   Italy                       4,390,231    4,390,231         --          --
   Jersey                         74,089       74,089         --          --
   Luxembourg                    847,942      847,942         --          --
   Netherlands                 2,733,941    2,733,941         --          --
   Norway                      1,900,988    1,900,988         --          --
   Portugal                      392,741      392,741         --          --
   Spain                       3,868,865    3,868,865         --          --
   Sweden                      3,473,771    3,473,771         --          --
   Switzerland                  2,903,69   52,903,695         --          --
   United Kingdom             15,007,468   15,005,396      2,072          --
                            ----------------------------------------------------
Total Common
   Stocks                     58,534,668   58,532,596      2,072          --
Rights                            13,242       13,242         --          --
                            ----------------------------------------------------
TOTAL INVESTMENTS            $58,547,910  $58,545,838     $ 2,072       $  --
                            ====================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $18,010,225 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Insurance                                            10.1%
Oil, Gas & Consumable Fuels                           6.4
Diversified Telecommunication Services                5.7
Electric Utilities                                    4.7
Airlines                                              4.0
Household Durables                                    3.9
Food & Staples Retailing                              3.5
Automobiles                                           3.3
Chemicals                                             3.2
Auto Components                                       3.1
Hotels, Restaurants & Leisure                         3.1
Diversified Financial Services                        3.1
Construction & Engineering                            2.9
Energy Equipment & Services                           2.8
Aerospace & Defense                                   2.6
Textiles, Apparel & Luxury Goods                      2.5
Paper & Forest Products                               2.1
Trading Companies & Distributors                      1.9
Specialty Retail                                      1.9
Metals & Mining                                       1.9
Multi-Utilities                                       1.8
Food Products                                         1.8
Professional Services                                 1.7
Life Sciences Tools & Services                        1.6
Real Estate Management & Development                  1.6
Media                                                 1.5
Industrial Conglomerates                              1.5
Pharmaceuticals                                       1.4
Distributors                                          1.3
Construction Materials                                1.3
Machinery                                             1.2
Real Estate Investment Trusts                         1.0
Health Care Equipment & Supplies                      1.0
Commercial Banks                                      0.9
Air Freight & Logistics                               0.9
Transportation Infrastructure                         0.9
Containers & Packaging                                0.8
Beverages                                             0.7
Marine                                                0.7
Capital Markets                                       0.7
Gas Utilities                                         0.6
Wireless Telecommunication Services                   0.6
Independent Power Producers & Energy Traders          0.5
Semiconductors & Semiconductor Equipment              0.5
Electronic Equipment, Instruments & Components        0.4
Building Products                                     0.4
Internet Software & Services                          0.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                   100.2
NET OTHER ASSETS AND LIABILITIES                     (0.2)
                                                   -------
TOTAL                                               100.0%
                                                   =======

Page 48                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESMENTS
-------------------------------------------------------------
Euro                                                54.3%
British Pound Sterling                              28.4
Swedish Krona                                        5.9
Swiss Franc                                          4.7
Norwegian Krone                                      3.9
Danish Krone                                         2.5
US Dollar                                            0.3
                                                  -------
TOTAL                                              100.0%
                                                  =======

                        See Notes to Financial Statements                Page 49

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.9%
               BRAZIL - 53.4%
        20,996 AES Tiete S.A. (Preference
                  Shares)                       $    198,353
        18,120 Arteris S.A.                          163,956
        40,890 BR Malls Participacoes S.A.           366,138
        45,928 BR Properties S.A.                    391,078
         1,926 Cia Brasileira de Distribuicao
                  (Preference Shares)                 85,970
        19,210 Cia de Saneamento Basico do
                  Estado de Sao Paulo                198,957
        16,677 Cia de Saneamento de Minas
                  Gerais-Copasa MG                   269,062
        30,710 Cia de Transmissao de Energia
                  Electrica Paulista (Preference
                  Shares)                            461,060
        39,324 Cia Energetica de Minas Gerais
                  (Preference Shares)                350,883
        19,957 Cia Paranaense de Energia
                  (Preference Shares)                247,568
        13,615 Cosan S.A. Industria e Comercio       263,959
        23,746 Cyrela Brazil Realty S.A.
                  Empreendimentos e
                  Participacoes                      163,248
        45,724 Embraer S.A.                          420,283
        26,447 Gerdau S.A. (Preference Shares)       149,460
        38,299 Grendene S.A.                         347,744
        39,645 Kroton Educacional S.A.               549,009
        28,677 Marcopolo S.A. (Preference
                  Shares)                            163,604
        10,551 Metalurgica Gerdau S.A.
                  (Preference Shares)                 75,609
        67,462 Oi S.A. (Preference Shares)           118,516
        44,852 Petroleo Brasileiro S.A.
                  (Preference Shares)                325,232
        36,391 Porto Seguro S.A.                     386,522
        48,535 Sul America S.A.                      284,508
        19,070 Telefonica Brasil S.A.
                  (Preference Shares)                430,738
        92,269 Tim Participacoes S.A.                334,531
         6,190 Vale S.A. (Preference Shares)          75,040
                                                ------------
                                                   6,821,028
                                                ------------
               CHILE - 5.8%
        14,593 Administradora de Fondos de
                  Pensiones Provida S.A.              83,126
         2,781 Banco de Credito e Inversiones        163,674
        16,208 Cia General de Electricidad S.A.      100,493
        14,476 ENTEL Chile S.A.                      242,193
        29,900 Quinenco S.A.                          82,393
        37,116 Sigdo Koppers S.A.                     73,779
                                                ------------
                                                     745,658
                                                ------------
               LUXEMBOURG - 4.5%
        25,072 Ternium S.A., ADR                     567,379
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEXICO - 31.2%
       125,247 Alfa SAB de C.V.                 $    301,193
       192,383 America Movil SAB de C.V.             209,347
       261,381 Cemex SAB de C.V. (b)                 277,167
       221,098 Compartamos SAB de C.V.               381,708
        16,555 El Puerto de Liverpool SAB de
                  C.V.                               195,875
       115,285 Gruma SAB de C.V. (b)                 524,045
         7,503 Grupo Aeroportuario del Sureste
                  SAB de C.V.                         83,730
       159,426 Grupo Bimbo SAB de C.V.               483,540
        54,865 Grupo Carso SAB de C.V.               261,761
        63,800 Grupo Financiero Banorte,
                  S.A.B. de C.V., O Shares           381,103
        85,904 Grupo Simec SAB de C.V. (b)           377,893
        23,420 Industrias CH SAB de C.V. (b)         154,899
        32,303 Megacable Holdings SAB de CV           87,754
       110,290 OHL Mexico SAB de C.V. (b)            262,160
                                                ------------
                                                   3,982,175
                                                ------------
               PERU - 5.0%
        27,388 Alicorp SAA                            92,048
        92,735 Grana y Montero S.A.                  367,007
       394,652 Volcan Cia Minera SAA                 184,417
                                                ------------
                                                     643,472
                                                ------------
               TOTAL INVESTMENTS - 99.9%          12,759,712
               (Cost $14,162,277) (c)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                   7,880
                                                ------------
               NET ASSETS - 100.0%              $ 12,767,592
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $446,188 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,848,753.

ADR   American Depositary Receipt

Page 50                 See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*    $12,759,712   $12,759,712     $   --        $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


* See Portfolio of Investments for country breakout.

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Metals & Mining                                     12.4%
Electric Utilities                                   9.1
Food Products                                        8.6
Wireless Telecommunication Services                  6.2
Real Estate Management & Development                 5.9
Industrial Conglomerates                             5.6
Insurance                                            5.2
Oil, Gas & Consumable Fuels                          4.6
Diversified Telecommunication Services               4.3
Diversified Consumer Services                        4.3
Commercial Banks                                     4.3
Transportation Infrastructure                        4.0
Water Utilities                                      3.7
Aerospace & Defense                                  3.3
Consumer Finance                                     3.0
Construction & Engineering                           2.9
Textiles, Apparel & Luxury Goods                     2.7
Construction Materials                               2.2
Independent Power Producers & Energy Traders         1.5
Multiline Retail                                     1.5
Machinery                                            1.3
Household Durables                                   1.3
Media                                                0.7
Food & Staples Retailing                             0.7
Capital Markets                                      0.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                   -------
TOTAL                                               100.0%
                                                   =======

                        See Notes to Financial Statements                Page 51

FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               COMMERCIAL BANKS - 2.8%
         6,394 Banco do Brasil S.A.             $     63,414
        10,554 Banco do Estado do Rio Grande do
                  Sul S.A. (Perference Shares)        71,563
                                                ------------
                                                     134,977
                                                ------------

               COMMERCIAL SERVICES & SUPPLIES -
                  0.5%
         1,715 Multiplus S.A.                         25,025
                                                ------------

               CONTAINERS & PACKAGING - 1.3%
        12,799 Klabin S.A. (Perference Shares)        63,669
                                                ------------

               DIVERSIFIED CONSUMER SERVICES -
                  7.7%
        21,308 Anhanguera Educacional
                  Participacoes S.A.                 123,187
        17,697 Kroton Educacional S.A.               245,070
                                                ------------
                                                     368,257
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.3%
        29,512 Oi S.A. (Preference Shares)            51,846
         6,681 Telefonica Brasil S.A.
                  (Preference Shares)                150,905
                                                ------------
                                                     202,751
                                                ------------

               ELECTRIC UTILITIES - 12.4%
        12,405 Cia de Transmissao de Energia
                  Electrica Paulista (Preference
                  Shares)                            186,240
        12,262 Cia Energetica de Minas Gerais
                  (Preference Shares)                109,409
        12,910 Cia Paranaense de Energia
                  (Preference Shares)                160,149
        64,650 Eletrobras S.A.                       134,727
                                                ------------
                                                     590,525
                                                ------------

               FOOD & STAPLES RETAILING - 2.3%
           904 Cia Brasileira de Distribuicao
                  (Preference Shares)                 40,352
         7,096 Raia Drogasil S.A.                     68,850
                                                ------------
                                                     109,202
                                                ------------

               FOOD PRODUCTS - 6.7%
         3,880 BRF - Brasil Foods S.A.                84,248
        27,282 JBS S.A.                               79,106
         4,192 M Dias Branco S.A.                    156,870
                                                ------------
                                                     320,224
                                                ------------

               GAS UTILITIES - 2.5%
         5,596 Cia de Gas de Sao Paulo
                  (Preference Shares)                121,558
                                                ------------

               HEALTH CARE PROVIDERS & SERVICES
                  - 0.6%
         3,859 Qualicorp S.A. (a)                     29,228
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.5%
         4,575 Cyrela Brazil Realty S.A.
                  Empreendimentos e
                  Participacoes                 $     31,452
        13,664 MRV Engenharia e Participacoes
                  S.A.                                39,559
                                                ------------
                                                      71,011
                                                ------------

               INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 3.1%
        16,884 Cia Energetica de Sao Paulo
                  (Preference Shares)                148,535
                                                ------------

                  INSURANCE - 2.8%
         3,484 Porto Seguro S.A.                      37,005
        16,517 Sul America S.A.                       96,824
                                                ------------
                                                     133,829
                                                ------------

               MACHINERY - 5.4%
        25,379 Marcopolo S.A. (Preference
                  Shares)                            144,789
         9,094 WEG S.A.                              114,727
                                                ------------
                                                     259,516
                                                ------------

               METALS & MINING - 9.0%
        12,465 Bradespar S.A. (Preference
                  Shares)                            112,843
        13,694 Gerdau S.A. (Preference Shares)        77,389
        10,722 Metalurgica Gerdau S.A.
                  (Preference Shares)                 76,834
        19,183 Usinas Siderurgicas de Minas
                  Gerais S.A. (Perference
                  Shares)                             63,876
         8,010 Vale S.A. (Preference Shares)          97,103
                                                ------------
                                                     428,045
                                                ------------

               MULTILINE RETAIL - 6.5%
         8,930 Lojas Americanas S.A.
                  (Preference Shares)                 62,592
         4,105 Lojas Renner S.A.                     117,649
        12,580 Marisa Lojas S.A.                     129,896
                                                ------------
                                                     310,137
                                                ------------

               OIL, GAS & CONSUMABLE FUELS -
                  5.9%
         9,802 Cosan S.A. Industria e Comercio       190,035
        12,579 Petroleo Brasileiro S.A.
                  (Preference Shares)                 91,213
                                                ------------
                                                     281,248
                                                ------------

               PAPER & FOREST PRODUCTS - 4.8%
        18,188 Duratex S.A.                          104,497
         7,253 Fibria Celulose S.A. (a)               80,450
        11,659 Suzano Papel e Celulose S.A.           43,107
                                                ------------
                                                     228,054
                                                ------------

               PERSONAL PRODUCTS - 2.0%
         9,849 Hypermarcas S.A.                       64,134
         1,396 Natura Cosmeticos S.A.                 29,843
                                                ------------
                                                      93,977
                                                ------------

Page 52                 See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 4.1%
         3,029 BR Malls Participacoes S.A.      $     27,122
        16,048 BR Properties S.A.                    136,649
         3,005 Iguatemi Empresa de Shopping
                  Centers S.A.                        29,601
                                                ------------
                                                     193,372
                                                ------------

               ROAD & RAIL - 0.9%
         9,849 All America Latina Logistica S.A.      41,756

               TEXTILES, APPAREL & LUXURY GOODS
                  - 4.7%
        24,817 Grendene S.A.                         225,331
                                                ------------

               TRADING COMPANIES & DISTRIBUTORS
                  - 2.7%
         9,629 Mills Estruturas e Servicos de
                  Engenharia S.A.                    130,366
                                                ------------

               WATER UTILITIES - 2.5%
         7,483 Cia de Saneamento de Minas
                  Gerais-Copasa MG                   120,729
                                                ------------

               WIRELESS TELECOMMUNICATION
                  SERVICES - 3.0%
        39,925 Tim Participacoes S.A.                144,752
                                                ------------
               TOTAL INVESTMENTS - 100.0%          4,776,074
               (Cost $5,929,804) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.0%                   (690)
                                                ------------
               NET ASSETS - 100.0%              $  4,775,384
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $238,893 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,392,623.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*     $4,776,074    $4,776,074     $   --        $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Brazil                                              100.0%
-------------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                      0.0
                                                   -------
TOTAL                                               100.0%
                                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                        See Notes to Financial Statements                Page 53

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.2%
               AIRLINES - 1.3%
       127,997 China Southern Airlines Co.,
                  Ltd.                          $     51,819
                                                ------------

               AUTOMOBILES - 10.4%
        32,334 Byd Co., Ltd. (a)                     106,931
        21,334 Dongfeng Motor Group Co., Ltd.         28,496
        66,667 Geely Automobile Holdings Ltd.         29,053
        40,818 Great Wall Motor Co., Ltd.            175,249
        73,334 Guangzhou Automobile Group
                  Co., Ltd.                           69,306
                                                ------------
                                                     409,035
                                                ------------

               BUILDING PRODUCTS - 2.5%
       188,000 China Liansu Group Holdings
                  Ltd.                                96,229
                                                ------------

               COMMERCIAL BANKS - 4.8%
       139,667 China Minsheng Banking Corp.
                  Ltd.                               136,677
       117,999 Chongqing Rural Commercial
                  Bank                                50,205
                                                ------------
                                                     186,882
                                                ------------

               CONSTRUCTION & ENGINEERING - 6.6%
       113,667 China Railway Construction
                  Corp. Ltd.                          98,777
       220,667 China Railway Group Ltd.              101,854
       331,334 Metallurgical Corp of China
                  Ltd. (a)                            59,380
                                                ------------
                                                     260,011
                                                ------------

               CONSTRUCTION MATERIALS - 5.7%
       106,666 BBMG Corp.                             65,875
       110,205 China National Building
                  Material Co., Ltd.                  99,036
       131,999 China Shanshui Cement Group
                  Ltd.                                59,226
                                                ------------
                                                     224,137
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 2.8%
       232,000 China Telecom Corp., Ltd.             110,675
                                                ------------

               ELECTRICAL EQUIPMENT - 1.7%
        26,000 Zhuzhou CSR Times Electric
                  Co., Ltd.                           65,502
                                                ------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 0.6%
        10,800 Kingboard Chemical Holdings
                  Ltd.                                22,196
                                                ------------

               FOOD PRODUCTS - 1.3%
       526,668 CP Pokphand Co.                        52,286
                                                ------------

               GAS UTILITIES - 4.3%
       164,000 China Gas Holdings Ltd.               167,678
                                                ------------

               HOUSEHOLD DURABLES - 0.9%
        21,998 Haier Electronics Group Co., Ltd.      35,113
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 2.8%
        84,189 Datang International Power
                  Generation Co., Ltd.          $     34,409
       183,998 Huadian Power International Co.        75,914
                                                ------------
                                                     110,323
                                                ------------

               INDUSTRIAL CONGLOMERATES - 2.4%
        86,275 CITIC Pacific Ltd.                     92,437
                                                ------------

               MACHINERY - 3.4%
       206,000 Yangzijiang Shipbuilding
                  Holdings Ltd.                      134,895
                                                ------------

               METALS & MINING - 9.3%
       307,001 China Hongqiao Group Ltd.             155,558
       220,668 China Molybdenum Co., Ltd.             76,249
       318,668 Maanshan Iron & Steel (a)              71,901
       234,665 MMG Ltd. (a)                           61,116
                                                ------------
                                                     364,824
                                                ------------

               OIL, GAS & CONSUMABLE FUELS -
                  6.0%
       118,667 China Coal Energy Co., Ltd.            62,118
       110,591 China Petroleum & Chemical
                  Corp.                               77,852
        14,666 CNOOC Ltd.                             24,885
        97,335 Yanzhou Coal Mining Co., Ltd.          69,650
                                                ------------
                                                     234,505
                                                ------------

               PAPER & FOREST PRODUCTS - 2.9%
       178,668 Nine Dragons Paper Holdings
                  Ltd.                               115,641
                                                ------------

               PHARMACEUTICALS - 2.2%
       136,000 Sino Biopharmaceutical                 88,200
                                                ------------

               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 24.2%
        80,667 China Overseas Grand Oceans
                  Group Ltd.                         102,965
        11,998 China Resources Land Ltd.              32,872
        61,246 Country Garden Holdings Co.            31,823
       234,992 Evergrande Real Estate Group
                  Ltd.                                87,561
        87,999 Greentown China Holdings Ltd.         144,092
        20,000 Hopson Development Holdings
                  Ltd. (a)                            27,385
        86,000 KWG Property Holding Ltd.              45,018
        33,000 Longfor Properties Co., Ltd.           48,930
       205,998 Poly Property Group Co., Ltd.         111,816
     1,542,672 Renhe Commercial Holdings
                  Co., Ltd. (a)                       88,510
       361,779 Shui On Land Ltd.                     105,884
        86,332 Sino-Ocean Land Holdings Ltd.          46,639
        78,000 Yanlord Land Group Ltd.                75,692
                                                ------------
                                                     949,187
                                                ------------

Page 54                    See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL - 3.4%
       324,141 Guangshen Railway Co., Ltd.      $    132,063
                                                ------------
               SPECIALTY RETAIL - 0.7%
        40,000 Baoxin Auto Group Ltd.                 25,528
                                                ------------
               TOTAL INVESTMENTS - 100.2%          3,929,166
               (Cost $5,268,289) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.2%)               (9,541)
                                                ------------
               NET ASSETS - 100.0%              $  3,919,625
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,393,713.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*     $3,929,166    $3,929,166     $   --        $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $1,649,817 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
China                                               46.4%
Cayman Islands                                      27.1
Hong Kong                                           11.2
Bermuda                                             10.1
Singapore                                            5.4
-------------------------------------------------------------
TOTAL INVESTMENTS                                  100.2
NET OTHER ASSETS AND LIABILITIES                    (0.2)
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

See Notes to Financial Statements                    Page 55

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.5%
               AIRLINES - 1.7%
         6,900 Japan Airlines Co., Ltd.         $    354,809
                                                ------------
               AUTO COMPONENTS - 9.9%
         7,800 Aisin Seiki Co., Ltd.                 298,457
         1,800 Denso Corp.                            84,664
         9,000 Koito Manufacturing Co., Ltd.         171,960
         9,000 NGK Spark Plug Co., Ltd.              180,218
        11,200 NOK Corp.                             178,084
         8,200 Stanley Electric Co., Ltd.            159,734
        14,800 Toyoda Gosei Co., Ltd.                362,763
        10,200 Toyota Boshoku Corp.                  147,066
         3,800 Toyota Industries Corp.               155,555
        32,000 Yokohama Rubber (The) Co.,
                  Ltd.                               321,678
                                                ------------
                                                   2,060,179
                                                ------------
               AUTOMOBILES - 9.2%
        11,000 Daihatsu Motor Co., Ltd.              208,510
        22,000 Fuji Heavy Industries Ltd.            542,347
         3,100 Honda Motor Co., Ltd.                 115,179
        40,000 Isuzu Motors Ltd.                     273,846
        59,000 Mazda Motor Corp. (a)                 232,597
         6,900 Suzuki Motor Corp.                    159,108
         6,200 Toyota Motor Corp.                    374,451
                                                ------------
                                                   1,906,038
                                                ------------
               BUILDING PRODUCTS - 1.3%
         9,000 Asahi Glass Co., Ltd.                  58,621
         5,100 Daikin Industries Ltd.                206,201
                                                ------------
                                                     264,822
                                                ------------
               CAPITAL MARKETS - 2.6%
        21,000 Daiwa Securities Group, Inc.          176,376
        50,300 Nomura Holdings, Inc.                 370,733
                                                ------------
                                                     547,109
                                                ------------
               CHEMICALS - 3.4%
         7,900 Hitachi Chemical Co., Ltd.            123,701
         9,000 Kuraray Co., Ltd.                     126,316
        22,000 Nippon Shokubai Co., Ltd.             225,146
        22,000 Teijin Ltd.                            48,356
        50,000 Ube Industries Ltd.                    92,761
         8,000 Zeon Corp.                             93,890
                                                ------------
                                                     710,170
                                                ------------
               COMMERCIAL BANKS - 1.9%
         1,800 Sumitomo Mitsui Financial
                  Group                               82,577
        69,000 Sumitomo Mitsui Trust
                  Holdings, Inc.                     322,111
                                                ------------
                                                     404,688
                                                ------------
               COMMERCIAL SERVICES &
                  SUPPLIES - 1.0%
        29,000 Toppan Printing Co., Ltd.             201,462
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMPUTERS & PERIPHERALS - 0.9%
        83,000 NEC Corp.                        $    181,599
                                                ------------
               CONSTRUCTION & ENGINEERING -
                  4.1%
         2,000 Chiyoda Corp.                          23,533
        71,000 Kajima Corp.                          235,521
        52,000 Obayashi Corp.                        270,014
        89,000 Taisei Corp.                          322,152
                                                ------------
                                                     851,220
                                                ------------
               CONSTRUCTION MATERIALS - 1.3%
        88,000 Taiheiyo Cement Corp.                 281,266
                                                ------------
               CONSUMER FINANCE - 1.1%
         5,800 Hitachi Capital Corp.                 114,795
        46,000 Orient Corp. (a)                      110,385
                                                ------------
                                                     225,180
                                                ------------
               DISTRIBUTORS - 0.8%
        12,200 Canon Marketing Japan, Inc.           163,233
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES -
                  0.3%
        13,900 Mitsubishi UFJ Lease & Finance
                  Co., Ltd.                           65,870
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 1.7%
         7,000 Nippon Telegraph & Telephone
                  Corp.                              362,775
                                                ------------
               ELECTRIC UTILITIES - 3.1%
       123,300 Tokyo Electric Power (The) Co.,
                  Inc. (a)                           637,759
                                                ------------
               ELECTRICAL EQUIPMENT - 0.6%
        10,200 Sumitomo Electric Industries Ltd.     121,972
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 1.3%
        11,900 FUJIFILM Holdings Corp.               262,165
                                                ------------
               FOOD PRODUCTS - 0.3%
         4,200 Kewpie Corp.                           61,996
                                                ------------
               GAS UTILITIES - 2.7%
        81,000 Osaka Gas Co., Ltd.                   342,196
        39,000 Tokyo Gas Co., Ltd.                   215,487
                                                ------------
                                                     557,683
                                                ------------
               HEALTH CARE PROVIDERS &
                  SERVICES - 0.3%
         5,200 Medipal Holdings Corp.                 70,466
                                                ------------
               HOUSEHOLD DURABLES - 0.5%
         6,900 Casio Computer Co., Ltd.               60,804
         3,000 Sekisui House Ltd.                     43,376
                                                ------------
                                                     104,180
                                                ------------

Page 56                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE - 3.8%
           170 Dai-ichi Life Insurance (The)
                  Co., Ltd.                     $    245,453
         9,000 MS&AD Insurance Group
                  Holdings                           228,857
         3,200 Sony Financial Holdings, Inc.          50,558
        19,300 T&D Holdings, Inc.                    259,591
                                                ------------
                                                     784,459
                                                ------------
               IT SERVICES - 0.5%
         2,900 Nomura Research Institute Ltd.         94,444
                                                ------------
               LEISURE EQUIPMENT & PRODUCTS -
                  1.8%
        22,900 Namco Bandai Holdings, Inc.           371,738
                                                ------------
               MACHINERY - 7.3%
        32,000 Hino Motors Ltd.                      469,772
         8,300 Hitachi Construction Machinery
                  Co., Ltd.                          167,791
        91,000 IHI Corp.                             344,989
        21,000 Kawasaki Heavy Industries Ltd.         64,580
        20,000 Kubota Corp.                          291,994
        18,000 NSK Ltd.                              172,232
                                                ------------
                                                   1,511,358
                                                ------------
               MEDIA - 1.9%
           193 Fuji Media Holdings, Inc.             388,802
                                                ------------
               METALS & MINING - 1.2%
        33,000 Daido Steel Co., Ltd.                 167,363
         8,000 Hitachi Metals Ltd.                    90,018
                                                ------------
                                                     257,381
                                                ------------
               MULTILINE RETAIL - 2.4%
        18,100 Isetan Mitsukoshi Holdings Ltd.       240,348
        21,000 J Front Retailing Co., Ltd.           167,483
         9,000 Takashimaya Co., Ltd.                  91,198
                                                ------------
                                                     499,029
                                                ------------
               OFFICE ELECTRONICS - 2.8%
        16,800 Brother Industries Ltd.               189,208
        34,000 Konica Minolta Holdings, Inc.         256,765
        11,000 Ricoh Co., Ltd.                       130,873
                                                ------------
                                                     576,846
                                                ------------
               OIL, GAS & CONSUMABLE FUELS -
                  2.3%
         2,000 Idemitsu Kosan Co., Ltd.              153,862
            53 Inpex Corp.                           221,234
        21,000 JX Holdings, Inc.                     101,845
                                                ------------
                                                     476,941
                                                ------------
               PAPER & FOREST PRODUCTS - 1.0%
        51,000 Oji Holdings Corp.                    205,687
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS - 0.3%
         3,300 Shionogi & Co., Ltd.             $     68,875
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 7.5%
        18,000 Daiwa House Industry Co., Ltd.        335,935
         8,000 Mitsubishi Estate Co., Ltd.           213,027
         8,000 Mitsui Fudosan Co., Ltd.              235,289
         3,100 Nomura Real Estate Holdings,
                  Inc.                                68,576
           182 NTT Urban Development Corp.           223,509
         3,000 Sumitomo Realty &
                  Development Co., Ltd.              119,631
        40,000 Tokyu Land Corp.                      367,009
                                                ------------
                                                   1,562,976
                                                ------------
               ROAD & RAIL - 2.7%
         2,900 Central Japan Railway Co.             354,678
        42,000 Nippon Express Co., Ltd.              199,456
                                                ------------
                                                     554,134
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 0.6%
         7,300 Advantest Corp.                       120,121
                                                ------------
               SPECIALTY RETAIL - 1.8%
           400 Fast Retailing Co., Ltd.              134,906
         6,110 Yamada Denki Co., Ltd.                247,961
                                                ------------
                                                     382,867
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 0.3%
         3,900 Asics Corp.                            61,776
                                                ------------
               TRADING COMPANIES &
                  DISTRIBUTORS - 7.3%
        22,300 ITOCHU Corp.                          257,446
        32,000 Marubeni Corp.                        213,914
        15,300 Mitsubishi Corp.                      262,096
        19,900 Mitsui & Co., Ltd.                    250,004
        18,300 Sumitomo Corp.                        228,243
        12,000 Toyota Tsusho Corp.                   309,377
                                                ------------
                                                   1,521,080
                                                ------------
               TRANSPORTATION INFRASTRUCTURE -
                  1.3%
        30,000 Kamigumi Co., Ltd.                    241,682
         2,000 Mitsubishi Logistics Corp.             27,929
                                                ------------
                                                     269,611
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 2.7%
         4,900 KDDI Corp.                            254,931
           203 NTT DoCoMo, Inc.                      315,409
                                                ------------
                                                     570,340
                                                ------------

                        See Notes to Financial Statements                Page 57

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

               DESCRIPTION                             VALUE
------------------------------------------------------------
               TOTAL INVESTMENTS - 99.5%        $ 20,675,106
               (Cost $19,100,460) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.5%                 101,215
                                                ------------
               NET ASSETS - 100.0%              $ 20,776,321
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,960,345 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $385,699.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*    $ 20,675,106  $ 20,675,106    $   --        $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $926,545 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Japan                                               99.5%
-------------------------------------------------------------
TOTAL INVESTMENTS                                   99.5
NET OTHER ASSETS AND LIABILITIES                     0.5
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

Page 58                    See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.9%
               AIRLINES - 0.5%
           417 Korean Air Lines Co., Ltd. (a)   $     11,228
                                                ------------

               AUTO COMPONENTS - 3.1%
           800 Halla Visteon Climate Control
                  Corp.                               25,393
           132 Hyundai Mobis                          31,554
           148 Mando Corp.                            13,283
                                                ------------
                                                      70,230
                                                ------------

               AUTOMOBILES - 7.0%
           434 Hyundai Motor Co.                      85,694
         1,343 Kia Motors Corp.                       73,027
                                                ------------
                                                     158,721
                                                ------------

               BUILDING PRODUCTS - 4.0%
           319 KCC Corp.                              91,618
                                                ------------

               CAPITAL MARKETS - 2.9%
           890 Korea Investment Holdings Co.
                  Ltd.                                32,380
         5,550 Macquarie Korea Infrastructure
                  Fund                                33,240
                                                ------------
                                                      65,620
                                                ------------

               CHEMICALS - 4.2%
         1,110 Hanwha Corp.                           28,575
         1,288 Hyosung Corp.                          66,540
                                                ------------
                                                      95,115
                                                ------------

               COMMERCIAL BANKS - 10.6%
         4,310 BS Financial Group, Inc.               54,533
         2,188 Hana Financial Group, Inc.             63,702
         4,800 Industrial Bank of Korea               46,023
           490 Shinhan Financial Group Co.,
                   Ltd.                               16,132
         6,430 Woori Finance Holdings Co.,
                  Ltd.                                59,399
                                                ------------
                                                     239,789
                                                ------------

               COMMERCIAL SERVICES &
                  SUPPLIES - 2.5%
           934 KEPCO Plant Service &
                  Engineering Co., Ltd.               42,691
           271 S1 Corp.                               14,902
                                                ------------
                                                      57,593
                                                ------------

               CONSTRUCTION & ENGINEERING - 0.4%
           335 GS Engineering & Construction
                  Corp.                                8,228
                                                ------------

               DIVERSIFIED FINANCIAL SERVICES -
                  0.0%
           196 Neo Holdings Co., Ltd. (a)                  0
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 8.2%
         5,409 KT Corp., ADR                    $     83,948
         9,726 LG Uplus Corp. (a)                    101,769
                                                ------------
                                                     185,717
                                                ------------

               ELECTRIC UTILITIES - 2.5%
         2,496 Korea Electric Power Corp. (a)         57,917
                                                ------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 5.9%
         2,440 LG Display Co., Ltd. (a)               58,647
           628 Samsung SDI Co., Ltd.                  75,060
                                                ------------
                                                     133,707
                                                ------------

               FOOD & STAPLES RETAILING - 0.6%
            80 E-Mart Co., Ltd.                       14,080
                                                ------------

               FOOD PRODUCTS - 3.5%
           160 CJ CheilJedang Corp.                   36,356
            52 Orion Corp.                            43,392
                                                ------------
                                                      79,748
                                                ------------

               GAS UTILITIES - 2.6%
         1,263 Korea Gas Corp.                        58,392
                                                ------------

               HOUSEHOLD DURABLES - 1.4%
           515 LG Electronics, Inc.                   32,919
                                                ------------

               HOUSEHOLD PRODUCTS - 0.6%
            29 LG Household & Health Care Ltd.        14,169
                                                ------------

               INDUSTRIAL CONGLOMERATES - 11.3%
           800 CJ Corp.                               79,506
           588 Doosan Corp.                           66,160
           582 LG Corp.                               32,361
           530 SK Holdings Co., Ltd.                  78,661
                                                ------------
                                                     256,688
                                                ------------

               INSURANCE - 0.7%
           570 Hyundai Marine & Fire
                  Insurance Co., Ltd.                 15,123
                                                ------------

               MACHINERY - 1.8%
           700 Daewoo Shipbuilding & Marine
                  Engineering Co., Ltd.               15,477
           157 Hyundai Heavy Industries Co.,
                  Ltd.                                25,226
                                                ------------
                                                      40,703
                                                ------------

               METALS & MINING - 6.4%
           830 Hyundai Hysco                          24,892
           864 Hyundai Steel Co.                      48,569
           272 POSCO                                  71,093
                                                ------------
                                                     144,554
                                                ------------

               MULTILINE RETAIL - 2.1%
           151 Lotte Shopping Co., Ltd.               46,937
                                                ------------

See Notes to Financial Statements                    Page 59

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS -
                  5.4%
           527 GS Holdings                      $     23,719
           547 S-Oil Corp.                            35,060
           545 SK Innovation Co., Ltd.                64,662
                                                ------------
                                                     123,441
                                                ------------

               PERSONAL PRODUCTS - 1.6%
           122 AMOREPACIFIC Group                     37,175
                                                ------------

               ROAD & RAIL - 1.4%
           377 CJ Korea Express Co., Ltd. (a)         31,492
                                                ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 2.6%
            50 Samsung Electronics Co., Ltd.          58,754
                                                ------------

               TRADING COMPANIES &
                  DISTRIBUTORS - 2.0%
         1,440 Daewoo International Corp.             44,572
                                                ------------

               WIRELESS TELECOMMUNICATION
                  SERVICES - 4.1%
         4,528 SK Telecom Co., Ltd., ADR              92,054
                                                ------------
               TOTAL INVESTMENTS - 99.9%           2,266,284
               (Cost $2,444,633) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                   2,379
                                                ------------
               NET ASSETS - 100.0%              $  2,268,663
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,796 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $268,145.

ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks*    $  2,266,284  $  2,266,284    $   --        $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $1,261,668 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
South Korea                                         99.9%
-------------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

Page 60                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 100.3%
               AUSTRALIA - 2.7%
        60,423 BlueScope Steel Ltd. (b)         $    258,064
         4,728 Caltex Australia Ltd.                  78,048
         6,006 Flight Centre Ltd.                    216,031
        10,790 Iluka Resources Ltd.                   98,581
        65,308 Incitec Pivot Ltd.                    170,820
        17,673 Insurance Australia Group Ltd.         87,926
         9,894 Lend Lease Group                       75,555
         3,126 Ramsay Health Care Ltd.               102,377
        10,924 REA Group Ltd.                        275,040
        19,982 Seek Ltd.                             165,750
        20,384 Seven Group Holdings Ltd.             128,631
        40,851 Super Retail Group Ltd.               447,203
        31,240 TABCORP Holdings Ltd.                  87,140
        32,033 TPG Telecom Ltd.                      103,121
        33,411 Westfield Retail Trust                 94,724
         2,817 Woodside Petroleum Ltd                 90,196
                                                ------------
                                                   2,479,207
                                                ------------

               AUSTRIA - 0.9%
        21,751 EVN AG                                273,212
         9,878 OMV AG                                446,162
         3,422 Voestalpine AG                        120,844
                                                ------------
                                                     840,218
                                                ------------

               BELGIUM - 1.4%
        15,526 Ageas                                 545,149
         8,448 Belgacom S.A.                         189,522
         4,598 D'ieteren S.A. N.V.                   196,248
         5,777 Delhaize Group S.A.                   357,107
                                                ------------
                                                   1,288,026
                                                ------------

               BERMUDA - 1.3%
       128,207 Great Eagle Holdings Ltd.             489,286
        34,187 Guoco Group Ltd.                      387,885
        94,960 Kerry Properties Ltd.                 371,586
                                                ------------
                                                   1,248,757
                                                ------------

               CANADA - 8.1%
         7,763 Alimentation Couche Tard, Inc.        460,598
         8,553 Boardwalk Real Estate
                  Investment Trust                   474,046
         3,782 Brookfield Canada Office
                  Properties                          93,822
        18,386 Brookfield Office Properties, Inc. 305,763 18,251 Calloway Real Estate Investment
                  Trust                              446,166
        21,189 Canadian Apartment Properties         456,338
           807 Canadian Pacific Railway Ltd.          97,858
        20,110 Canfor Corp. (b)                      355,658
        13,894 Cominar Real Estate Investment
                  Trust (c)                          275,317
         3,231 Empire Co., Ltd.                      247,064
        18,514 Ensign Energy Services, Inc.          286,591
        22,129 First Quantum Minerals Ltd.           328,242
        21,392 Genworth MI Canada, Inc.              499,153


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CANADA (CONTINUED)
         3,666 Husky Energy, Inc.               $     97,672
        72,904 IAMGOLD Corp.                         306,395
         6,749 Jean Coutu Group PJC (The),
                  Inc.                               113,970
        22,130 Lions Gate Entertainment
                  Corp. (b)                          607,911
         5,368 Magna International, Inc.             382,094
         4,413 Onex Corp.                            200,236
        14,953 Pacific Rubiales Energy Corp.         262,605
        19,572 Penn West Petroleum Ltd. (c)          206,570
        19,223 RioCan Real Estate Investment
                  Trust                              461,886
         3,509 Suncor Energy, Inc.                   103,432
         1,403 Valeant Pharmaceuticals
                  International, Inc. (b)            120,970
         4,750 West Fraser Timber Co., Ltd.          359,062
                                                ------------
                                                   7,549,419
                                                ------------

               CAYMAN ISLANDS - 0.9%
        37,834 ENN Energy Holdings Ltd.              202,193
         4,508 Melco Crown Entertainment
                  Ltd., ADR (b)                      100,799
       738,103 New World China Land Ltd.             285,494
        10,370 Phoenix Group Holdings                100,312
       109,234 SA SA International Holdings
                  Ltd.                               107,740
                                                ------------
                                                     796,538
                                                ------------

               DENMARK - 0.7%
            55 AP Moller - Maersk A/S                393,920
        27,332 TDC A/S                               221,514
                                                ------------
                                                     615,434
                                                ------------

               FINLAND - 0.6%
         5,656 Elisa OYJ                             110,506
        65,084 Stora Enso OYJ                        436,290
                                                ------------
                                                     546,796
                                                ------------

               FRANCE - 4.6%
        22,259 Air France-KLM (b)                    199,685
         1,092 Bollore                               454,635
         7,744 Bouygues S.A.                         197,668
           998 Casino Guichard Perrachon S.A.         93,492
         5,024 Cie Generale des Etablissements
                  Michelin                           449,263
         5,453 GDF Suez                              106,788
           990 Iliad S.A.                            214,106
         2,935 Ipsen S.A.                            108,307
        20,766 Orange S.A.                           196,454
        11,346 Plastic Omnium S.A.                   615,257
         6,707 Renault S.A.                          451,350
         2,364 Sartorius Stedim Biotech              309,249
         9,859 Teleperformance                       474,563
         8,771 Total S.A.                            428,186
                                                ------------
                                                   4,299,003
                                                ------------

                        See Notes to Financial Statements                Page 61

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY - 3.4%
         1,013 Adidas AG                        $    109,626
         4,957 Aurubis AG                            265,898
           673 Brenntag AG                           102,230
         5,789 Daimler AG                            350,276
        16,131 Deutsche Lufthansa AG (b)             327,447
        12,031 E.ON SE                               197,475
         4,321 Freenet AG                             94,378
         4,144 Generali Deutschland Holding
                  AG                                 539,080
         1,460 HeidelbergCement AG                    98,194
         1,617 Hochtief AG                           105,723
        68,587 Telefonica Deutschland
                  Holding AG                         496,376
         2,642 Volkswagen AG (Preference
                  Shares)                            534,930
                                                ------------
                                                   3,221,633
                                                ------------
               GREECE - 1.0%
        52,068 Hellenic Telecommunications
                  Organization S.A. (b)              406,646
        66,495 OPAP S.A.                             556,537
                                                ------------
                                                     963,183
                                                ------------
               HONG KONG - 5.7%
     1,013,275 Champion Real Estate
                  Investment Trust                   465,090
        21,458 Cheung Kong Holdings Ltd.             291,048
        67,835 Henderson Land Development
                  Co., Ltd.                          406,255
        61,493 Hongkong & Shanghai Hotels            100,690
       129,854 Hopewell Holdings Ltd.                431,951
       104,042 Hysan Development Co., Ltd.           449,379
        77,121 Link REIT                             379,835
       186,532 New World Development Co.,
                  Ltd.                               257,815
       309,559 Sino Land Co., Ltd.                   433,444
        39,281 Sun Hung Kai Properties Ltd.          506,963
        24,661 Swire Pacific Ltd.                    297,609
       118,495 Swire Properties Ltd.                 352,916
        59,227 Wharf Holdings Ltd.                   497,500
        98,976 Wheelock & Co., Ltd.                  495,132
                                                ------------
                                                   5,365,627
                                                ------------
               IRELAND - 1.2%
        11,938 DCC PLC                               466,637
        13,766 Ryanair Holdings PLC                  127,992
        31,755 Smurfit Kappa Group PLC               519,154
                                                ------------
                                                   1,113,783
                                                ------------
               ISRAEL - 0.5%
         1,870 Delek Group Ltd.                      485,808
                                                ------------
               ITALY - 1.8%
        32,179 Enel S.p.A                            100,945
        18,692 ENI S.p.A                             383,934
         3,762 Exor S.p.A                            111,255


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ITALY (CONTINUED)
        39,482 Fiat S.p.A (b)                   $    275,974
       125,171 Gemina S.p.A (b)                      224,516
       119,333 Hera S.p.A.                           226,316
         2,094 Luxottica Group S.p.A                 105,864
        38,230 Mediolanum S.p.A                      236,868
                                                ------------
                                                   1,665,672
                                                ------------
               JAPAN - 37.1%
            78 Advance Residence Investment
                  Corp.                              168,851
        24,300 Aeon Co., Ltd.                        319,002
        18,800 AEON Financial Service Co.,
                  Ltd. (c)                           532,458
        11,400 Aisin Seiki Co., Ltd.                 436,207
        30,000 Asahi Glass Co., Ltd.                 195,402
         9,500 Bridgestone Corp.                     323,755
         2,900 Central Japan Railway Co.             354,678
        16,200 Century Tokyo Leasing Corp.           421,742
         4,000 Cosmos Pharmaceutical Corp.           404,920
        26,000 Daicel Corp.                          227,808
        17,000 Daihatsu Motor Co., Ltd.              322,242
         5,500 Daikin Industries Ltd.                222,373
        21,000 Daiwa House Industry Co., Ltd.        391,924
        62,000 Daiwa Securities Group, Inc.          520,730
        12,400 Denso Corp.                           583,243
         4,800 Don Quijote Co., Ltd.                 233,515
         3,800 East Japan Railway Co.                295,402
         1,100 Fast Retailing Co., Ltd.              370,992
        33,000 Fuji Heavy Industries Ltd.            813,521
           304 Fuji Media Holdings, Inc.             612,414
        15,900 FUJIFILM Holdings Corp.               350,287
         6,860 Hakuhodo DY Holdings, Inc.            480,712
         6,100 Hikari Tsushin, Inc.                  330,278
        49,000 Hino Motors Ltd.                      719,339
        13,600 Ibiden Co., Ltd.                      212,132
       174,000 IHI Corp.                             659,649
            98 Inpex Corp.                           409,074
        29,200 Isetan Mitsukoshi Holdings Ltd.       387,744
        34,500 ITOCHU Corp.                          398,291
        67,000 J Front Retailing Co., Ltd.           534,352
        11,200 Japan Airlines Co., Ltd.              575,923
         5,900 Japan Exchange Group, Inc.            596,068
        37,500 JX Holdings, Inc.                     181,866
        12,500 Kakaku.com, Inc.                      381,251
         7,500 KDDI Corp.                            390,200
        24,000 Kikkoman Corp.                        399,274
        26,000 Kirin Holdings Co., Ltd.              407,381
        24,000 Koito Manufacturing Co., Ltd.         458,560
        43,500 Konica Minolta Holdings, Inc.         328,509
        29,000 Kubota Corp.                          423,392
        41,000 Marubeni Corp.                        274,077
       107,000 Mazda Motor Corp. (b)                 421,829
        14,900 Medipal Holdings Corp.                201,912
        11,100 Mitsubishi Corp.                      190,148
        22,000 Mitsubishi Logistics Corp.            307,219
        30,100 Mitsui & Co., Ltd.                    378,147

Page 62                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
        12,000 Mitsui Fudosan Co., Ltd.         $    352,934
       147,700 Mizuho Financial Group, Inc.          306,778
         2,700 Murata Manufacturing Co., Ltd.        205,535
        65,000 Nagoya Railroad Co., Ltd.             182,849
        18,000 Namco Bandai Holdings, Inc.           292,196
       196,000 NEC Corp.                             428,836
        65,000 Nippon Express Co., Ltd.              308,681
        26,000 Nippon Meat Packers, Inc.             397,681
         9,800 Nippon Telegraph & Telephone
                  Corp.                              507,885
         3,500 Nitto Denko Corp.                     225,146
        22,000 NOK Corp.                             349,808
        51,200 Nomura Holdings, Inc.                 377,366
           356 NTT DoCoMo, Inc.                      553,132
           262 NTT Urban Development Corp.           321,754
         2,200 Oriental Land Co., Ltd.               340,270
        72,000 Osaka Gas Co., Ltd.                   304,174
         4,900 Otsuka Corp.                          544,444
        16,000 Park24 Co., Ltd.                      290,220
        48,000 Sekisui Chemical Co., Ltd.            509,619
        31,000 Sekisui House Ltd.                    448,215
        29,800 Showa Shell Sekiyu K.K.               245,178
        12,100 Stanley Electric Co., Ltd.            235,705
        25,100 Sumitomo Corp.                        313,054
        17,000 Sumitomo Metal Mining Co.,
                  Ltd.                               189,575
         7,700 Sumitomo Mitsui Financial
                  Group                              353,247
       110,000 Sumitomo Mitsui Trust
                  Holdings, Inc.                     513,511
        25,200 Sumitomo Rubber Industries
                  Ltd.                               412,123
         9,600 Sundrug Co., Ltd.                     407,502
         8,800 Suzuken Co., Ltd.                     296,350
        43,000 Takashimaya Co., Ltd.                 435,723
        85,400 Tokyo Electric Power (The)
                  Co., Inc.                          441,724
        39,000 Tokyo Gas Co., Ltd.                   215,487
        43,000 Tokyu Corp.                           281,377
        58,000 Tokyu Land Corp.                      532,164
        54,000 TonenGeneral Sekiyu K.K.              523,231
        42,000 Toshiba Corp.                         201,996
        23,000 TOTO Ltd.                             233,989
        23,200 Toyo Seikan Group Holdings
                  Ltd.                               357,193
         8,000 Toyo Suisan Kaisha Ltd.               266,183
        22,100 Toyoda Gosei Co., Ltd.                541,693
        37,300 Toyota Boshoku Corp.                  537,800
         5,900 Toyota Industries Corp.               241,521
         8,200 Toyota Motor Corp.                    495,241
        16,500 Toyota Tsusho Corp.                   425,393
         4,300 Tsuruha Holdings, Inc.                407,108
        20,000 Yokohama Rubber (The) Co.,
                  Ltd.                               201,049
                                                ------------
                                                  34,701,433
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LUXEMBOURG - 0.8%
         1,999 Eurofins Scientific              $    422,304
        17,978 Subsea 7 S.A.                         315,204
                                                ------------
                                                     737,508
                                                ------------

               NETHERLANDS - 0.8%
        17,466 Aegon N.V.                            116,833
         8,256 European Aeronautic Defence
                  and Space Co. N.V.                 441,302
         1,898 Fugro N.V.                            102,898
         3,551 Koninklijke Philips N.V.               96,811
                                                ------------
                                                     757,844
                                                ------------

               NORWAY - 1.3%
         4,907 Fred Olsen Energy ASA                 193,878
         6,818 Petroleum Geo-Services ASA             83,059
        21,726 Statoil ASA                           448,158
         2,791 TGS Nopec Geophysical Co.
                  ASA                                 81,097
         9,274 Yara International ASA                369,778
                                                ------------
                                                   1,175,970
                                                ------------

               PORTUGAL - 0.1%
        34,108 EDP - Energias de Portugal S.A.       109,882
                                                ------------

               SINGAPORE - 1.6%
       133,630 Keppel Land Ltd.                      353,184
        97,000 Keppel REIT Asia                       99,104
        42,000 Singapore Land Ltd.                   297,231
       147,498 Suntec Real Estate Investment
                  Trust                              183,281
        43,000 United Industrial Corp., Ltd.         102,454
        94,294 UOL Group Ltd.                        499,926
                                                ------------
                                                   1,535,180
                                                ------------

               SOUTH KOREA - 7.6%
         4,036 CJ Corp.                              401,109
         3,853 Daelim Industrial Co., Ltd.           292,842
         2,744 Doosan Corp.                          308,747
        14,930 Doosan Infracore Co., Ltd. (b)        139,881
         1,809 GS Holdings                            81,417
         2,990 Hana Financial Group, Inc.             87,052
        10,430 Hanwha Corp.                          268,501
           547 Hyundai Heavy Industries Co.,
                  Ltd.                                87,890
         3,430 Hyundai Hysco Co., Ltd.               102,866
           752 Hyundai Mobis                         179,761
         2,620 Hyundai Motor Co.                     517,324
         5,766 Hyundai Steel Co.                     324,134
         1,973 KCC Corp.                             566,651
        10,432 Kia Motors Corp.                      567,249
         3,353 Korea Gas Corp.                       155,018
           328 Korea Zinc Co., Ltd.                   79,555
        13,320 KT Corp.                              417,544
           883 LG Chem Ltd.                          195,612
         3,625 LG Corp.                              201,556
           596 Lotte Shopping Co., Ltd.              185,263
         1,432 POSCO                                 374,285

                        See Notes to Financial Statements                Page 63

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
           312 Samsung Electronics Co., Ltd.    $    366,625
         4,166 Samsung SDI Co., Ltd.                 497,928
         1,389 SK Holdings Co., Ltd.                 206,152
         2,592 SK Telecom Co., Ltd.                  476,617
                                                ------------
                                                   7,081,579
                                                ------------
               SPAIN - 3.3%
         5,781 Acciona S.A.                          305,132
        21,730 EDP Renovaveis S.A.                   111,527
        19,877 Endesa S.A.                           424,574
        11,865 Gas Natural SDG S.A.                  239,229
        90,197 Iberdrola S.A.                        476,194
       136,809 International Consolidated
                  Airlines Group S.A. (b)            549,122
        15,976 Obrascon Huarte Lain S.A.             543,794
        20,674 Repsol S.A.                           436,216
                                                ------------
                                                   3,085,788
                                                ------------
               SWEDEN - 2.8%
        26,084 Boliden AB                            323,420
        14,117 Holmen AB                             379,970
        16,723 Hufvudstaden AB                       199,995
        28,836 Industrivarden AB                     481,596
        18,173 Investor AB                           488,599
         5,276 Lundbergforetagen AB                  200,620
         4,195 NCC AB                                 95,459
        14,554 Saab AB                               278,011
        29,402 TeliaSonera AB                        191,728
                                                ------------
                                                   2,639,398
                                                ------------
               SWITZERLAND - 0.9%
         2,343 DKSH Holding AG                       192,739
         4,853 Lonza Group AG                        365,561
           707 Swiss Life Holding AG                 114,970
         2,583 Swiss Re AG                           192,245
                                                ------------
                                                     865,515
                                                ------------
               UNITED KINGDOM - 9.2%
        48,858 Afren PLC (b)                          96,232
        47,249 Ashtead Group PLC                     463,878
        10,933 Associated British Foods PLC          288,505
       101,101 Barratt Developments PLC (b)          476,071
        10,684 Bellway PLC                           206,373
         6,791 Berkeley Group Holdings PLC           220,106
        15,066 BP PLC                                104,319
        76,325 Capital & Counties Properties
                  PLC                                379,603
         6,439 Derwent London PLC                    225,248
        32,074 easyJet PLC                           632,227
        28,550 Essentra PLC                          304,613
        13,972 Great Portland Estates PLC            112,948
         7,981 Hargreaves Lansdown PLC               107,792
        20,101 Hikma Pharmaceuticals PLC             290,746
        87,072 Howden Joinery Group PLC              335,583
        13,787 Inchcape PLC                          105,056
        18,306 J Sainsbury PLC                        98,924


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
        24,070 Kingfisher PLC                   $    125,570
       200,579 Legal & General Group PLC             522,891
       142,285 Lloyds Banking Group PLC (b)          136,683
        19,445 Persimmon PLC                         349,279
        17,823 Premier Oil PLC                        90,296
        32,524 Prudential PLC                        531,774
         6,130 Rolls-Royce Holdings PLC              105,728
       742,917 Rolls-Royce Holdings PLC
                  (Preference Shares) (b) (d)          1,130
        12,681 Royal Dutch Shell PLC                 419,689
        68,189 St. James's Place PLC                 560,045
        75,863 Standard Life PLC                     398,882
       304,860 Taylor Wimpey PLC                     443,971
        21,278 TUI Travel PLC                        115,503
        75,249 WM Morrison Supermarkets
                  PLC                                299,630
                                                ------------
                                                   8,549,295
                                                ------------
               TOTAL COMMON STOCKS                93,718,496
               (Cost $91,951,469)               ------------

               RIGHTS (a) - 0.0%
               SPAIN - 0.0%
        20,674 Repsol S.A., expiring 7/5/13 (b)       11,518
                                                ------------
               TOTAL RIGHTS                           11,518
               (Cost $0)                        ------------
               COLLATERAL FOR SECURITIES ON
                  LOAN - 0.9%
               MONEY MARKET FUND - 0.2%
       170,342 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (e)                         170,342
               (Cost $170,342)                  ------------

  PRINCIPAL
    VALUE
--------------
               REPURCHASE AGREEMENT - 0.7%
$      625,383 JPMorgan Chase & Co., 0.08% (e),
                  dated 6/28/13, due 7/01/13,
                  with a maturity value of
                  $625,387. Collateralized by
                  U.S. Treasury Bills, interest
                  rate of 0.0%, due 9/26/13 to
                  10/03/13. The value of the
                  collateral including accrued
                  interest is $637,886               625,383
               (Cost $625,383)                  ------------
               TOTAL COLLATERAL FOR SECURITIES
                  ON LOAN                            795,725
                                                ------------
               (Cost $795,725)

               TOTAL INVESTMENTS - 101.2%         94,525,739
               (Cost $92,747,194) (f)
               NET OTHER ASSETS AND
                  LIABILITIES - (1.2%)           (1,116,025)
                                                ------------
               NET ASSETS - 100.0%              $ 93,409,714
                                                ============

Page 64                    See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $757,276 and the total value of the collateral held by the Fund is $795,725.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(e)   Interest rate shown reflects yield as of June 30, 2013.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,786,964 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,008,419.

ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                     TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS        6/30/2013      PRICES         INPUT         INPUT
-------------------------------------------------------------------------
Common Stocks:
   Australia$        2,479,207   $ 2,479,207    $     --      $    --
   Austria             840,218       840,218          --           --
   Belgium           1,288,026     1,288,026          --           --
   Bermuda           1,248,757     1,248,757          --           --
   Canada            7,549,419     7,549,419          --           --
   Cayman Islands      796,538       796,538          --           --
   Denmark             615,434       615,434          --           --
   Finland             546,796       546,796          --           --
   France            4,299,003     4,299,003          --           --
   Germany           3,221,633     3,221,633          --           --
   Greece              963,183       963,183          --           --
   Hong Kong         5,365,627     5,365,627          --           --
   Ireland           1,113,783     1,113,783          --           --
   Israel              485,808       485,808          --           --
   Italy             1,665,672     1,665,672          --           --
   Japan            34,701,433    34,701,433          --           --
   Luxembourg          737,508       737,508          --           --
   Netherlands         757,844       757,844          --           --
   Norway            1,175,970     1,175,970          --           --
   Portugal            109,882       109,882          --           --
   Singapore         1,535,180     1,535,180          --           --
   South Korea       7,081,579     7,081,579          --           --
   Spain             3,085,788     3,085,788          --           --
   Sweden            2,639,398     2,639,398          --           --
   Switzerland         865,515       865,515          --           --
   United Kingdom    8,549,295     8,548,165       1,130           --
                  -------------------------------------------------------
   Total Common
      Stocks        93,718,496    93,717,366       1,130           --
   Rights               11,518        11,518          --           --
   Money Market
      Fund             170,342       170,342          --           --
   Repurchase
      Agreement        625,383            --     625,383           --
                  -------------------------------------------------------
TOTAL INVESTMENTS  $94,525,739   $93,899,226    $626,513      $    --
                  =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $31,248,468 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                        See Notes to Financial Statements                Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2012
   Common Stocks                                    $      5
Net Realized Gain (Loss)                                  --
Net Change in Unrealized Appreciation/Depreciation        --
Purchases                                                 --
Sales                                                     (5)
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2013
   Common Stocks                                          --
                                                    --------
Total Level 3 holdings                              $     --
                                                    ========

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

SECURITIES LENDING AGREEMENTS
------------------------------------------------------------
Total gross amount presented in Statements of
   Assets and Liabilities                       $    757,276
Non-cash Collateral offsetting(1)                   (757,276)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) At June 30, 2013 the value of the cash collateral received from each borrower exceeded the value of the related securities loaned.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented in Statements of
   Assets and Liabilities                       $    625,383
Non-cash Collateral offsetting(1)                   (625,383)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) At June 30, 2013 the value of the collateral received from the seller exceeded the value of the repurchase agreement.

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development                 9.6%
Auto Components                                      6.4
Oil, Gas & Consumable Fuels                          6.0
Automobiles                                          5.1
Insurance                                            4.2
Real Estate Investment Trusts                        4.2
Food & Staples Retailing                             3.4
Diversified Telecommunication Services               3.3
Metals & Mining                                      3.0
Trading Companies & Distributors                     2.9
Household Durables                                   2.8


INDUSTRY (CONTINUED)                          % OF NET ASSETS
-------------------------------------------------------------
Diversified Financial Services                       2.7%
Airlines                                             2.6
Industrial Conglomerates                             2.5
Electric Utilities                                   2.3
Machinery                                            2.2
Media                                                2.1
Multiline Retail                                     1.9
Chemicals                                            1.9
Specialty Retail                                     1.8
Paper & Forest Products                              1.6
Road & Rail                                          1.6
Hotels, Restaurants & Leisure                        1.6
Wireless Telecommunication Services                  1.6
Commercial Banks                                     1.5
Capital Markets                                      1.5
Food Products                                        1.5
Electronic Equipment, Instruments & Components       1.4
Construction & Engineering                           1.3
Building Products                                    1.3
Gas Utilities                                        1.2
Energy Equipment & Services                          1.1
Containers & Packaging                               0.9
Professional Services                                0.9
Aerospace & Defense                                  0.9
Life Sciences Tools & Services                       0.8
Repurchase Agreement                                 0.7
Health Care Providers & Services                     0.6
IT Services                                          0.6
Consumer Finance                                     0.6
Transportation Infrastructure                        0.6
Multi-Utilities                                      0.6
Pharmaceuticals                                      0.6
Thrifts & Mortgage Finance                           0.5
Air Freight & Logistics                              0.5
Computers & Peripherals                              0.5
Beverages                                            0.4
Marine                                               0.4
Internet Software & Services                         0.4
Semiconductors & Semiconductor Equipment             0.4
Office Electronics                                   0.4
Health Care Equipment & Supplies                     0.3
Distributors                                         0.3
Leisure Equipment & Products                         0.3
Commercial Services & Supplies                       0.3
Textiles, Apparel & Luxury Goods                     0.2
Money Market Fund                                    0.2
Independent Power Producers & Energy Traders         0.1
Construction Materials                               0.1
-------------------------------------------------------------
TOTAL INVESTMENTS                                  101.2
NET OTHER ASSETS AND LIABILITIES                    (1.2)
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 66                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        36.7%
Euro                                                18.3
British Pound Sterling                              10.2
Hong Kong Dollar                                     7.6
South Korean Won                                     7.5
Canadian Dollar                                      7.4
Swedish Krona                                        2.8
Australian Dollar                                    2.6
Singapore Dollar                                     1.6
US Dollar                                            1.6
Norwegian Krone                                      1.6
Swiss Franc                                          0.9
Danish Krone                                         0.7
Israeli Shekel                                       0.5
                                                  -------
TOTAL                                              100.0%
                                                  =======


                        See Notes to Financial Statements                Page 67

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.8%
               BERMUDA - 2.3%
       866,626 China Gas Holdings Ltd.          $    886,062
       310,646 China Resources Gas Group Ltd.        793,031
       361,634 Haier Electronics Group Co., Ltd.     577,231
        48,498 VimpelCom Ltd., ADR                   487,890
                                                ------------
                                                   2,744,214
                                                ------------

               BRAZIL - 8.7%
        92,423 BR Malls Participacoes S.A.           827,576
       129,760 BR Properties S.A.                  1,104,910
        11,777 Cia de Saneamento de Minas
                  Gerais-Copasa MG                   190,007
        86,767 Cia de Transmissao de Energia
                  Electrica Paulista (Preference
                  Shares)                          1,302,662
        27,840 Cia Energetica de Minas Gerais
                  (Preference Shares)                248,414
        18,796 Cia Paranaense de Energia
                  (Preference Shares)                233,165
        12,821 Cosan S.A. Industria e Comercio       248,565
        96,892 Embraer S.A.                          890,606
       108,209 Grendene S.A.                         982,506
       112,090 Kroton Educacional S.A.             1,552,236
        63,364 Petroleo Brasileiro S.A.
                  (Preference Shares)                459,466
        82,258 Porto Seguro S.A.                     873,693
       102,849 Sul America S.A.                      602,893
        21,629 Telefonica Brasil S.A.
                  (Preference Shares)                488,539
        65,175 Tim Participacoes S.A.                236,299
                                                ------------
                                                  10,241,537
                                                ------------

               CAYMAN ISLANDS - 10.5%
       119,920 AAC Technologies Holdings, Inc.       674,120
       242,368 Agile Property Holdings Ltd.          260,303
       221,217 Biostime International Holdings
                  Ltd.                             1,234,997
       103,992 Chailease Holding Co., Ltd.           245,659
     2,921,882 China Hongqiao Group Ltd.           1,480,521
     1,135,773 China Medical System Holdings
                  Ltd                              1,019,202
       420,760 China State Construction
                  International Holdings Ltd.        657,501
     2,859,814 Evergrande Real Estate Group
                  Ltd. (c)                         1,065,602
       153,254 Greentown China Holdings Ltd.         250,943
       242,976 Kingboard Chemical Holdings
                  Ltd.                               499,357
       736,518 Lee & Man Paper Manufacturing
                  Ltd                                439,667
     2,908,224 Shui On Land Ltd.                     851,164
     2,065,226 Sino Biopharmaceutical              1,339,353
     1,726,731 Soho China Ltd. (c)                 1,366,949
        58,054 TPK Holding Co., Ltd.                 929,763
                                                ------------
                                                  12,315,101
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHINA - 11.9%
       707,116 BBMG Corp.                       $    436,702
     1,861,778 China BlueChemical Ltd.             1,132,998
       970,259 China Coal Energy Co., Ltd.           507,894
       905,305 China Minsheng Banking Corp.
                  Ltd. (c)                           885,923
       318,431 China Petroleum & Chemical
                  Corp.                              224,165
       158,911 China Shenhua Energy Co Ltd.          403,627
       504,671 China Southern Airlines Co., Ltd.     204,314
     1,143,900 China Telecom Corp., Ltd.             545,694
       615,373 Dongfeng Motor Group Co., Ltd.        821,973
       340,314 Great Wall Motor Co., Ltd.          1,461,112
       430,865 Guangzhou Pharmaceutical Co.,
                  Ltd. (b)                         1,572,125
       343,954 Guangzhou R&F Properties Co.,
                  Ltd.                               496,681
     3,041,077 Huadian Power International Co.     1,254,691
       540,406 Huaneng Power International,
                  Inc.                               537,198
       261,606 Jiangxi Copper Co., Ltd.              443,877
       220,217 PetroChina Co., Ltd., Class H         234,242
       317,053 Shandong Weigao Group
                  Medical Polymer Co., Ltd.          345,829
       655,140 Shanghai Pharmaceuticals
                  Holding Co., Ltd.                1,228,168
       655,419 Sinopec Shanghai Petrochemical
                  Co., Ltd.                          219,711
       855,921 Yanzhou Coal Mining Co., Ltd.         612,472
       477,682 Zoomlion Heavy Industry
                  Science and Technology Co.,
                  Ltd. (c)                           342,431
                                                ------------
                                                  13,911,827
                                                ------------

               CZECH REPUBLIC - 1.3%
        39,317 CEZ AS                                942,311
        38,180 Telefonica Czech Republic A.S.        525,348
                                                ------------
                                                   1,467,659
                                                ------------

               EGYPT - 0.8%
       592,566 Telecom Egypt                         970,818
                                                ------------

               HONG KONG - 4.2%
        81,757 China Mobile Ltd.                     855,934
       655,352 China Overseas Grand Oceans
                  Group Ltd.                         836,506
       665,804 CITIC Pacific Ltd. (c)                713,357
       599,930 CNOOC Ltd.                          1,017,925
     1,940,624 Shougang Fushan Resources
                  Group Ltd. (c)                     763,134
     1,434,474 Sino-Ocean Land Holdings Ltd.         774,937
                                                ------------
                                                   4,961,793
                                                ------------

               HUNGARY - 0.5%
         4,113 Richter Gedeon Nyrt                   616,242
                                                ------------

               INDONESIA - 2.3%
     1,664,352 Charoen Pokphand Indonesia
                  Tbk PT                             863,619

Page 68                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               INDONESIA (CONTINUED)
       291,835 Indofood CBP Sukses Makmur
                  Tbk PT                        $    358,729
       752,122 Indofood Sukses Makmur Tbk
                  PT                                 556,987
     4,090,020 Lippo Karawaci Tbk PT                 626,381
       470,868 Perusahaan Gas Negara Persero
                  Tbk PT                             272,795
                                                ------------
                                                   2,678,511
                                                ------------
               LUXEMBOURG - 1.1%
        56,671 Ternium S.A., ADR                   1,282,465
                                                ------------
               MALAYSIA - 3.8%
     1,577,500 AirAsia BHD                         1,592,728
       346,300 MMC Corp BHD                          295,936
       494,600 Tenaga Nasional BHD                 1,297,748
       200,700 UMW Holdings BHD                      927,431
       611,100 YTL Power International BHD           309,467
                                                ------------
                                                   4,423,310
                                                ------------
               MEXICO - 4.7%
       117,953 Alfa SAB de C.V.                      283,653
       246,164 Cemex SAB de C.V. (b)                 261,031
       468,502 Compartamos SAB de C.V.               808,831
       325,719 Gruma SAB de C.V. (b)               1,480,604
       270,258 Grupo Bimbo SAB de C.V.               819,693
        51,667 Grupo Carso SAB de CV                 246,503
       144,202 Grupo Financiero Banorte,
                  S.A.B. de C.V., O Shares           861,376
        60,675 Grupo Simec SAB de C.V. (b)           266,910
       207,736 OHL Mexico SAB de C.V. (b)            493,791
                                                ------------
                                                   5,522,392
                                                ------------
               PERU - 0.5%
       131,005 Grana y Montero S.A.                  518,463
                                                ------------
               PHILIPPINES - 2.8%
     2,781,900 Alliance Global Group, Inc. (b)     1,506,862
       719,900 Ayala Land, Inc.                      506,596
     4,114,300 Petron Corp.                        1,238,100
                                                ------------
                                                   3,251,558
                                                ------------
               POLAND - 6.7%
        50,199 Jastrzebska Spolka Weglowa S.A.       968,869
        29,714 KGHM Polska Miedz S.A.              1,082,070
           660 LPP S.A.                            1,301,050
       280,084 PGE S.A.                            1,298,129
        54,730 Polski Koncern Naftowy Orlen
                  S.A. (b)                           767,574
       169,568 Polskie Gornictwo Naftowe i
                  Gazownictwo S.A. (b)               295,993
       876,371 Tauron Polska Energia S.A.          1,136,774
       421,761 Telekomunikacja Polska S.A.           971,039
                                                ------------
                                                   7,821,498
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               RUSSIA - 9.4%
           663 AK Transneft OAO (Preference
                  Shares) (d)                   $  1,464,275
    13,656,347 E.ON Russia JSC (d)                   978,204
       334,202 Gazprom OAO (d)                     1,107,183
        22,422 Lukoil OAO (d)                      1,288,081
         7,548 Magnit OJSC (d)                     1,726,636
         1,707 MMC Norilsk Nickel OJSC (d)           246,624
       293,716 Rostelecom OJSC (d)                   788,457
    10,301,839 Russian Grids OAO (b) (d)             338,622
        96,122 Severstal OAO (d)                     612,314
     1,610,821 Surgutneftegas OAO (d)              1,255,466
       216,535 Tatneft OAO (d)                     1,228,446
                                                ------------
                                                  11,034,308
                                                ------------
               SINGAPORE - 1.0%
     1,846,000 Yangzijiang Shipbuilding
                  Holdings Ltd.                    1,208,821
                                                ------------
               SOUTH AFRICA - 5.2%
       101,424 Discovery Holdings Ltd.               862,484
        64,796 Exxaro Resources Ltd.                 954,270
       150,504 Gold Fields Ltd.                      772,994
       134,248 Harmony Gold Mining Co., Ltd.         485,518
        88,170 Liberty Holdings Ltd.               1,069,808
       206,001 Mediclinic International Ltd.       1,430,850
        14,442 Remgro Ltd.                           277,516
       105,763 Steinhoff International Holdings
                  Ltd. (b)                           262,347
                                                ------------
                                                   6,115,787
                                                ------------
               TAIWAN - 3.6%
       190,173 Catcher Technology Co., Ltd.          989,856
       842,120 Cathay Financial Holding Co.,
                  Ltd.                             1,149,201
       559,817 Pegatron Corp. (b)                    924,592
     2,309,255 United Microelectronics Corp.       1,117,220
                                                ------------
                                                   4,180,869
                                                ------------
               THAILAND - 9.4%
       154,200 Bangkok Dusit Medical Services
                  PCL                                783,056
       113,100 Bangkok Life Assurance PCL            233,384
       219,800 Berli Jucker PCL                      354,345
       357,756 Central Pattana PCL                   519,072
       270,400 Electricity Generating PCL          1,176,979
       575,733 Home Product Center PCL               213,475
     1,318,900 Land and Houses PCL                   480,528
       694,700 Minor International PCL               555,491
     1,126,200 Pruksa Real Estate PCL                824,270
       171,100 PTT Exploration and Production
                  Public Co., Ltd.                   874,395
       358,400 PTT Global Chemical PCL               797,343
        25,000 PTT PCL                               270,031
        47,400 Siam Makro PCL                      1,192,068
     2,932,000 Thai Beverage PCL                   1,364,797
     3,324,200 TMB Bank PCL                          240,084

                        See Notes to Financial Statements                Page 69

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               THAILAND (CONTINUED)
     5,148,000 True Corp. PCL (b)               $  1,112,094
                                                ------------
                                                  10,991,412
                                                ------------
               TURKEY - 8.9%
       160,526 Arcelik A.S.                        1,061,185
        39,943 Coca-Cola Icecek A.S.               1,149,394
       144,250 Haci Omer Sabanci Holding A.S.        759,132
       248,425 KOC Holding A.S.                    1,192,729
       125,205 TAV Havalimanlari Holding A.S.        733,560
       238,215 Turk Ekonomi Bankasi A.S. (b)         271,723
       401,036 Turk Hava Yollari                   1,559,481
        53,375 Turkiye Halk Bankasi A.S.             452,471
       299,823 Turkiye Is Bankasi                    886,084
       500,029 Turkiye Sise ve Cam Fabrikalari
                  A.S.                               699,994
       446,663 Turkiye Vakiflar Bankasi Tao        1,113,936
        76,438 Ulker Biskuvi Sanayi A.S.             554,846
                                                ------------
                                                  10,434,535
                                                ------------
               UNITED KINGDOM - 0.2%
       171,052 Evraz PLC                             251,316
                                                ------------
               TOTAL COMMON STOCKS               116,944,436
               (Cost $126,476,802)              ------------

               COLLATERAL FOR SECURITIES ON
                  LOAN - 3.7%
               MONEY MARKET FUND - 0.8%
       918,083 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (e)                         918,083
               (Cost $918,083)                  ------------

  PRINCIPAL
    VALUE
--------------
               REPURCHASE AGREEMENT - 2.9%
$    3,370,592 JPMorgan Chase & Co., 0.08% (e),
                  dated 6/28/13, due 7/01/13,
                  with a maturity value of
                  $3,370,615. Collateralized by
                  U.S. Treasury Bills, interest
                  rate of 0.0%, due 9/26/13 to
                  10/03/13. The value of the
                  collateral including accrued
                  interest is $3,437,978           3,370,592
               (Cost $3,370,592)                ------------

               TOTAL COLLATERAL FOR SECURITIES
                  ON LOAN                          4,288,675
               (Cost $4,288,675)                ------------

               TOTAL INVESTMENTS - 103.5%        121,233,111
               (Cost $130,765,477) (f)
               NET OTHER ASSETS AND
                  LIABILITIES - (3.5)%            (4,060,568)
                                                ------------
               NET ASSETS - 100.0%              $117,172,543
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,933,764 and the total value of the collateral held by the Fund is $4,288,675.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(e)   Interest rate shown reflects yield as of June 30, 2013.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,121,953 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,654,319.

ADR   American Depositary Receipt

Page 70                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks:
   Bermuda                 $  2,744,214  $  2,744,214  $        --     $    --
   Brazil                    10,241,537    10,241,537           --          --
   Cayman Islands            12,315,101    12,315,101           --          --
   China                     13,911,827    13,911,827           --          --
   Czech Republic             1,467,659     1,467,659           --          --
   Egypt                        970,818       970,818           --          --
   Hong Kong                  4,961,793     4,961,793           --          --
   Hungary                      616,242       616,242           --          --
   Indonesia                  2,678,511     2,678,511           --          --
   Luxembourg                 1,282,465     1,282,465           --          --
   Malaysia                   4,423,310     4,423,310           --          --
   Mexico                     5,522,392     5,522,392           --          --
   Peru                         518,463       518,463           --          --
   Philippines                3,251,558     3,251,558           --          --
   Poland                     7,821,498     7,821,498           --          --
   Russia                    11,034,308            --   11,034,308          --
   Singapore                  1,208,821     1,208,821           --          --
   South Africa               6,115,787     6,115,787           --          --
   Taiwan                     4,180,869     4,180,869           --          --
   Thailand                  10,991,412    10,991,412           --          --
   Turkey                    10,434,535    10,434,535           --          --
   United Kingdom               251,316       251,316           --          --
                           -----------------------------------------------------
Total Common
   Stocks                   116,944,436   105,910,128   11,034,308          --

Money Market Fund               918,083       918,083           --          --
Repurchase
   Agreement                  3,370,592            --    3,370,592          --
                           -----------------------------------------------------
   TOTAL INVESTMENTS       $121,233,111  $106,828,211  $14,404,900     $    --
                           =====================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $33,986,652 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agreements. Securities Lending Agreements on a gross basis were as follows:

SECURITIES LENDING AGREEMENTS
------------------------------------------------------------
Total gross amount presented in Statements of
   Assets and Liabilities                       $  3,933,764
Non-cash Collateral offsetting(1)                 (3,933,764)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) At June 30, 2013 the value of the cash collateral received from each borrower exceeded the value of the related securities loaned.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented in Statements of
   Assets and Liabilities                       $  3,370,592
Non-cash Collateral offsetting(1)                 (3,370,592)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) At June 30, 2013 the value of the collateral received from the seller exceeded the value of the repurchase agreement.

                        See Notes to Financial Statements                Page 71

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Oil, Gas & Consumable Fuels                         12.3%
Real Estate Management & Development                 8.5
Metals & Mining                                      7.4
Electric Utilities                                   5.8
Food Products                                        5.0
Diversified Telecommunication Services               4.6
Industrial Conglomerates                             4.5
Insurance                                            4.1
Commercial Banks                                     4.0
Pharmaceuticals                                      3.9
Independent Power Producers & Energy Traders         3.4
Health Care Providers & Services                     2.9
Repurchase Agreement                                 2.9
Airlines                                             2.9
Automobiles                                          2.7
Food & Staples Retailing                             2.5
Beverages                                            2.2
Textiles, Apparel & Luxury Goods                     1.9
Chemicals                                            1.8
Gas Utilities                                        1.7
Computers & Peripherals                              1.6
Household Durables                                   1.6
Wireless Telecommunication Services                  1.3
Diversified Consumer Services                        1.3
Machinery                                            1.3
Electronic Equipment, Instruments & Components       1.2
Diversified Financial Services                       1.1
Transportation Infrastructure                        1.0
Construction & Engineering                           1.0
Semiconductors & Semiconductor Equipment             1.0
Money Market Fund                                    0.8
Aerospace & Defense                                  0.8
Real Estate                                          0.7
Consumer Finance                                     0.7
Construction Materials                               0.6
Communications Equipment                             0.6
Hotels, Restaurants & Leisure                        0.5
Paper & Forest Products                              0.4
Health Care Equipment & Supplies                     0.3
Multi-Utilities                                      0.3
Specialty Retail                                     0.2
Water Utilities                                      0.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                  103.5
NET OTHER ASSETS AND LIABILITIES                    (3.5)
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 72                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.2%
               AEROSPACE & DEFENSE - 1.8%
         2,729 MTU Aero Engines Holding AG      $    263,218
                                                ------------

               AIR FREIGHT & LOGISTICS - 1.0%
         5,654 Deutsche Post AG                      140,530
                                                ------------

               AIRLINES - 4.5%
        32,956 Deutsche Lufthansa AG (a)             668,982
                                                ------------

               AUTO COMPONENTS - 8.2%
         5,358 Continental AG                        715,557
        14,723 ElringKlinger AG                      491,370
                                                ------------
                                                   1,206,927
                                                ------------

               AUTOMOBILES - 11.5%
         5,147 Bayerische Motoren Werke AG           450,079
        11,357 Daimler AG                            687,180
         2,883 Volkswagen AG                         561,960
                                                ------------
                                                   1,699,219
                                                ------------

               CAPITAL MARKETS - 1.6%
         5,697 Deutsche Bank AG                      238,445
                                                ------------

               CHEMICALS - 11.2%
         1,319 BASF SE                               117,829
         5,011 Fuchs Petrolub AG (Preference
                  Shares)                            398,855
        10,726 K+S AG                                396,576
         2,833 Lanxess AG                            170,661
         7,562 Wacker Chemie AG                      569,127
                                                ------------
                                                   1,653,048
                                                ------------

               COMMERCIAL BANKS - 1.6%
        26,254 Commerzbank AG (a)                    228,894
                                                ------------

               COMMERCIAL SERVICES & SUPPLIES -
                  2.4%
         3,857 Bilfinger SE                          355,198
                                                ------------

               CONSTRUCTION & ENGINEERING - 2.8%
         6,410 Hochtief AG                           419,098
                                                ------------
               CONSTRUCTION MATERIALS - 2.8%
         6,143 HeidelbergCement AG                   413,155
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 1.6%
        32,511 Telefonica Deutschland Holding
                  AG                                 235,288
                                                ------------

               FOOD & STAPLES RETAILING - 2.9%
        13,408 Metro AG                              424,445
                                                ------------

               FOOD PRODUCTS - 6.4%
         1,549 KWS Saat AG                           560,418
        12,115 Suedzucker AG                         375,235
                                                ------------
                                                     935,653
                                                ------------

               HEALTH CARE PROVIDERS &
                  SERVICES - 1.0%
         6,128 Rhoen Klinikum AG                     141,344
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE -
                  4.8%
        59,791 TUI AG (a)                       $    710,794
                                                ------------

               INSURANCE - 7.5%
         2,687 Allianz SE                            392,598
         6,368 Hannover Rueckversicherung SE         458,542
         1,381 Muenchener Rueckversicherungs
                  AG                                 254,178
                                                ------------
                                                   1,105,318
                                                ------------

               MEDIA - 5.2%
         2,907 Axel Springer AG                      124,017
        93,002 Sky Deutschland AG (a)                647,650
                                                ------------
                                                     771,667
                                                ------------

               METALS & MINING - 5.8%
         8,717 Aurubis AG                            467,589
        11,903 Salzgitter AG                         392,064
                                                ------------
                                                     859,653
                                                ------------

               MULTI-UTILITIES - 1.3%
         6,009 RWE AG                                191,786
                                                ------------

               PHARMACEUTICALS - 0.9%
         1,305 Bayer AG                              139,171
                                                ------------

               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 0.9%
        10,592 GAGFAH SA (a)                         130,784
                                                ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 2.6%
        45,942 Infineon Technologies AG              384,517
                                                ------------

               SOFTWARE - 1.5%
         3,093 SAP AG                                226,503
                                                ------------

               TEXTILES, APPAREL & LUXURY
                  GOODS - 2.5%
         1,394 Adidas AG                             150,858
         5,142 Gerry Weber International AG          217,525
                                                ------------
                                                     368,383
                                                ------------

               TRANSPORTATION INFRASTRUCTURE -
                  0.9%
         2,137 Fraport AG Frankfurt Airport
                  Services Worldwide                 129,290
                                                ------------

               WIRELESS TELECOMMUNICATION
                  SERVICES - 5.0%
        33,521 Freenet AG                            732,155
                                                ------------
               TOTAL INVESTMENTS - 100.2%         14,773,465
               (Cost $15,183,998) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.2%)               (27,296)
                                                ------------
               NET ASSETS - 100.0%              $ 14,746,169
                                                ============

                        See Notes to Financial Statements                Page 73

FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $550,182 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $960,715.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*              $ 14,773,465  $ 14,773,465    $  --        $  --
                            ====================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $3,648,871 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Germany                                             99.3%
Luxembourg                                           0.9
---------------------------------------------------------
TOTAL INVESTMENTS                                  100.2
NET OTHER ASSETS AND LIABILITIES                    (0.2)
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

Page 74                 See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.9%
               AUTO COMPONENTS - 6.1%
        21,010 Magna International, Inc.        $  1,495,492
                                                ------------
               CHEMICALS - 2.3%
        13,179 Methanex Corp.                        564,528
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES -
                  1.8%
         9,971 Onex Corp.                            452,426
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.3%
        39,657 Bell Aliant, Inc.                   1,065,615
                                                ------------
               ENERGY EQUIPMENT & SERVICES -
                  6.9%
        54,329 Ensign Energy Services, Inc.          840,997
       101,586 Precision Drilling Corp.              864,500
                                                ------------
                                                   1,705,497
                                                ------------
               FOOD & STAPLES RETAILING - 12.0%
        21,332 Alimentation Couche Tard, Inc.      1,265,681
        10,624 Empire Co., Ltd.                      812,382
         4,979 Loblaw Cos Ltd                        225,113
         9,889 Metro, Inc.                           662,715
                                                ------------
                                                   2,965,891
                                                ------------
               FOOD PRODUCTS - 2.3%
        12,448 Saputo, Inc.                          572,156
                                                ------------
               INSURANCE - 5.2%
        26,610 Industrial Alliance Insurance &
                  Financial Services, Inc.         1,052,558
         7,916 Sun Life Financial Inc.               234,462
                                                ------------
                                                   1,287,020
                                                ------------
               MEDIA - 5.7%
        51,137 Lions Gate Entertainment
                  Corp. (a)                        1,404,733
                                                ------------
               METALS & MINING - 2.6%
        19,056 First Quantum Minerals Ltd.           282,660
        54,984 IAMGOLD Corp.                         231,082
        11,199 Pan American Silver Corp.             130,444
                                                ------------
                                                     644,186
                                                ------------
               OIL, GAS & CONSUMABLE FUELS -
                  8.4%
         7,289 Canadian Natural Resources Ltd.       205,495
        34,720 Gibson Energy, Inc.                   813,776
        27,099 Pacific Rubiales Energy Corp.         475,914
        19,329 Penn West Petroleum Ltd.              204,005
        12,764 Suncor Energy, Inc.                   376,232
                                                ------------
                                                   2,075,422
                                                ------------
               PAPER & FOREST PRODUCTS - 8.2%
        62,955 Canfor Corp. (a)                    1,113,400
        11,920 West Fraser Timber Co., Ltd.          901,056
                                                ------------
                                                   2,014,456
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS - 1.2%
         3,518 Valeant Pharmaceuticals
                  International, Inc. (a)       $    303,330
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS
                  (REITS) - 13.4%
        31,630 Allied Properties Real Estate
                  Investment Trust                   962,704
        16,176 Boardwalk Real Estate
                  Investment Trust                   896,547
        41,919 Canadian Apartment Properties         902,791
         5,577 Dundee Real Estate Investment
                  Trust                              173,085
        15,149 RioCan Real Estate Investment
                  Trust                              363,997
                                                ------------
                                                   3,299,124
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 4.0%
        24,618 Brookfield Office Properties,
                  Inc.                               409,403
        33,277 First Capital Realty, Inc.            564,794
                                                ------------
                                                     974,197
                                                ------------
               ROAD & RAIL - 2.1%
         4,138 Canadian Pacific Railway Ltd.         501,777
                                                ------------
               SOFTWARE - 2.9%
         5,219 Constellation Software, Inc.          719,554
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 4.7%
        28,731 Gildan Activewear, Inc.             1,165,139
                                                ------------
               THRIFTS & MORTGAGE FINANCE -
                  5.8%
        36,965 Genworth MI Canada, Inc.              862,528
        10,602 Home Capital Group, Inc.              559,788
                                                ------------
                                                   1,422,316
                                                ------------
               TOTAL INVESTMENTS - 99.9%          24,632,859
               (Cost $25,301,828) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                  33,619
                                                ------------
               NET ASSETS - 100.0%              $ 24,666,478
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,008,346 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,677,315.

                        See Notes to Financial Statements                Page 75

FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*               $24,632,859   $24,632,859   $  --          $  --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Canada                                               99.9%
-------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                   -------
TOTAL                                               100.0%
                                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

Page 76                 See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AIRLINES - 2.2%
        24,660 Qantas Airways Ltd. (a)          $     30,446
                                                ------------
               BIOTECHNOLOGY - 1.8%
           455 CSL Ltd.                               25,625
                                                ------------
               CAPITAL MARKETS - 3.7%
         1,381 Macquarie Group Ltd.                   52,881
                                                ------------
               CHEMICALS - 2.8%
        15,168 Incitec Pivot Ltd.                     39,674
                                                ------------
               COMMERCIAL SERVICES &
                  SUPPLIES - 1.0%
         1,631 Brambles Ltd.                          13,932
                                                ------------
               CONSTRUCTION & ENGINEERING -
                  2.3%
           685 Leighton Holdings Ltd.                  9,679
         1,505 Monadelphous Group Ltd.                22,215
                                                ------------
                                                      31,894
                                                ------------
               CONSTRUCTION MATERIALS - 7.2%
        11,777 Adelaide Brighton Ltd.                 35,543
        11,211 Boral Ltd.                             43,165
         2,686 James Hardie Industries SE             23,067
                                                ------------
                                                     101,775
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 6.1%
         5,606 Telstra Corp Ltd.                      24,455
        18,916 TPG Telecom Ltd.                       60,895
                                                ------------
                                                      85,350
                                                ------------
               ELECTRIC UTILITIES - 2.5%
        33,103 SP AusNet                              35,572
                                                ------------
               FOOD & STAPLES RETAILING - 1.7%
           665 Wesfarmers Ltd.                        24,084
                                                ------------
               FOOD PRODUCTS - 4.0%
         4,959 GrainCorp Ltd.                         57,008
                                                ------------
               HEALTH CARE PROVIDERS &
                  SERVICES - 6.0%
         9,186 Primary Health Care Ltd.               40,157
         1,347 Ramsay Health Care Ltd.                44,114
                                                ------------
                                                      84,271
                                                ------------
               HOTELS, RESTAURANTS &
                  LEISURE - 13.2%
         2,296 Crown Ltd.                             25,429
         2,268 Flight Centre Ltd.                     81,578
        20,079 TABCORP Holdings Ltd.                  56,008
         8,138 Tatts Group Ltd.                       23,593
                                                ------------
                                                     186,608
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE - 3.7%
         7,835 Insurance Australia Group Ltd.   $     38,980
         1,205 Suncorp Group Ltd.                     13,136
                                                ------------
                                                      52,116
                                                ------------
               IT SERVICES - 0.9%
         1,363 Computershare Ltd.                     12,802
                                                ------------
               MEDIA - 2.4%
         1,361 REA Group Ltd.                         34,267
                                                ------------
               METALS & MINING - 8.7%
           330 BHP Billiton Ltd.                       9,467
         2,634 Fortescue Metals Group Ltd.             7,323
         6,789 Iluka Resources Ltd.                   62,027
         1,105 Newcrest Mining Ltd.                    9,974
         9,140 OZ Minerals Ltd.                       34,272
                                                ------------
                                                     123,063
                                                ------------
               MULTILINE RETAIL - 4.3%
        25,786 Harvey Norman Holdings Ltd.            60,136
                                                ------------
               OIL, GAS & CONSUMABLE FUELS -
                  8.1%
         3,188 Caltex Australia Ltd.                  52,626
         4,216 Origin Energy Ltd.                     48,467
         1,104 Santos Ltd.                            12,651
                                                ------------
                                                     113,744
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS -
                  10.1%
        60,039 Commonwealth Property Office Fund      60,400
        24,743 Mirvac Group                           36,319
        16,222 Westfield Retail Trust                 45,991
                                                ------------
                                                     142,710
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 3.6%
         6,599 Lend Lease Group                       50,393
                                                ------------
               ROAD & RAIL - 0.9%
         3,275 Aurizon Holdings Ltd                   12,460
                                                ------------
               TRADING COMPANIES & DISTRIBUTORS
                  - 2.6%
         5,798 Seven Group Holdings Ltd.              36,588
                                                ------------
               TOTAL INVESTMENTS - 99.8%           1,407,399
               (Cost $1,581,174) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.2%                   3,131
                                                ------------
               NET ASSETS - 100.0%              $  1,410,530
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,442 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $225,217.

                        See Notes to Financial Statements                Page 77

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*               $1,407,399     $1,407,399    $  --        $  --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $819,023 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Australia                                            98.2%
Ireland                                               1.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                    99.8
NET OTHER ASSETS AND LIABILITIES                      0.2
                                                   -------
TOTAL                                               100.0%
                                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

Page 78                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.5%
               AEROSPACE & DEFENSE - 1.6%
        34,100 Cobham PLC                       $    135,936
         9,848 Meggitt PLC                            77,513
       145,692 Rolls-Royce Holdings PLC,
                  Class C (Preference Shares)
                  (a) (b)                                222
                                                ------------
                                                     213,671
                                                ------------

               AIRLINES - 5.9%
        24,590 easyJet PLC                           484,706
        81,489 International Consolidated
                  Airlines Group S.A. (b)            327,080
                                                ------------
                                                     811,786
                                                ------------

               AUTO COMPONENTS - 1.1%
        32,908 GKN PLC                               150,805
                                                ------------

               CAPITAL MARKETS - 4.1%
        20,511 Aberdeen Asset Management
                  PLC                                119,419
         5,528 Hargreaves Lansdown PLC                74,661
        56,913 Henderson Group PLC                   126,900
        35,741 Intermediate Capital Group PLC        236,413
                                                ------------
                                                     557,393
                                                ------------

               COMMERCIAL BANKS - 4.7%
        57,389 Barclays PLC                          243,047
       314,289 Lloyds Banking Group PLC (b)          301,916
        23,205 Royal Bank of Scotland Group
                  PLC (b)                             96,528
                                                ------------
                                                     641,491
                                                ------------

               COMMERCIAL SERVICES &
                  SUPPLIES - 1.9%
         2,165 Aggreko PLC                            54,069
       157,277 Rentokil Initial PLC                  213,734
                                                ------------
                                                     267,803
                                                ------------

               CONSTRUCTION & ENGINEERING -
                  1.4%
        27,510 Balfour Beatty PLC                     99,750
        23,753 Carillion PLC                          99,855
                                                ------------
                                                     199,605
                                                ------------

               CONTAINERS & PACKAGING - 0.5%
        18,401 DS Smith PLC                           69,240
                                                ------------

               DISTRIBUTORS - 2.4%
        43,684 Inchcape PLC                          332,870
                                                ------------

               DIVERSIFIED FINANCIAL SERVICES -
                  0.5%
         8,366 IG Group Holdings PLC                  73,801
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 0.4%
        16,115 TalkTalk Telecom Group PLC             55,001
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 3.5%
         9,093 Renishaw PLC                     $    213,812
         9,188 Spectris PLC                          266,913
                                                ------------
                                                     480,725
                                                ------------

               ENERGY EQUIPMENT & SERVICES -
                  0.4%
         3,754 AMEC PLC                               57,382
                                                ------------

               FOOD & STAPLES RETAILING - 4.6%
        43,636 J Sainsbury PLC                       235,806
        22,410 TESCO PLC                             112,956
        71,573 WM Morrison Supermarkets
                  PLC                                284,993
                                                ------------
                                                     633,755
                                                ------------

               FOOD PRODUCTS - 1.8%
         7,221 Associated British Foods PLC          190,551
         4,939 Tate & Lyle PLC                        61,936
                                                ------------
                                                     252,487
                                                ------------

               HEALTH CARE EQUIPMENT &
                  SUPPLIES - 0.9%
        11,081 Smith & Nephew PLC                    123,874
                                                ------------

               HOTELS, RESTAURANTS & LEISURE -
                  5.3%
        56,957 Ladbrokes PLC                         173,171
        34,772 Mitchells & Butlers PLC (b)           196,156
        66,634 TUI Travel PLC                        361,707
                                                ------------
                                                     731,034
                                                ------------

               HOUSEHOLD DURABLES - 9.7%
        90,675 Barratt Developments PLC (b)          426,976
        10,924 Bellway PLC                           211,009
         8,572 Berkeley Group Holdings PLC           277,831
         4,707 Persimmon PLC                          84,549
       228,862 Taylor Wimpey PLC                     333,294
                                                ------------
                                                   1,333,659
                                                ------------

               INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 2.2%
        34,572 Drax Group PLC                        306,292
                                                ------------

               INDUSTRIAL CONGLOMERATES - 0.5%
         3,161 Smiths Group PLC                       62,885
                                                ------------

               INSURANCE - 7.6%
        30,280 Aviva PLC                             156,401
        29,908 Catlin Group Ltd.                     227,079
        22,122 Hiscox Ltd.                           191,616
        19,420 Lancashire Holdings Ltd.              233,932
        21,126 Old Mutual PLC                         58,062
        29,950 RSA Insurance Group PLC                54,207
        22,673 Standard Life PLC                     119,213
                                                ------------
                                                   1,040,510
                                                ------------

                        See Notes to Financial Statements                Page 79

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY - 4.5%
        13,727 IMI PLC                          $    258,888
        37,067 Invensys PLC                          232,612
         1,479 Rotork PLC                             60,061
         2,005 Weir Group PLC                         65,595
                                                ------------
                                                     617,156
                                                ------------

               MEDIA - 3.3%
       107,361 ITV PLC                               228,770
        12,675 Pearson PLC                           225,746
                                                ------------
                                                     454,516
                                                ------------

               METALS & MINING - 4.0%
        42,725 African Barrick Gold PLC               62,383
         5,964 Anglo American PLC                    114,838
         5,304 BHP Billiton PLC                      135,689
        21,434 Glencore Xstrata PLC                   88,721
         9,762 Vedanta Resources PLC                 151,445
                                                ------------
                                                     553,076
                                                ------------

               MULTILINE RETAIL - 1.4%
       132,099 Debenhams PLC                         191,674
                                                ------------

               OIL, GAS & CONSUMABLE FUELS -
                  8.1%
        86,150 Afren PLC (b)                         169,683
         7,435 BG Group PLC                          126,483
        44,313 BP PLC                                306,829
        44,752 Premier Oil PLC                       226,726
         8,654 Royal Dutch Shell PLC                 286,412
                                                ------------
                                                   1,116,133
                                                ------------

               PAPER & FOREST PRODUCTS - 0.5%
         5,623 Mondi PLC                              69,958
                                                ------------

               PHARMACEUTICALS - 2.2%
         6,469 AstraZeneca PLC                       306,486
                                                ------------

               PROFESSIONAL SERVICES - 0.8%
         2,429 Intertek Group PLC                    107,987
                                                ------------

               REAL ESTATE INVESTMENT TRUSTS -
                  1.4%
        23,091 Great Portland Estates PLC            186,664
                                                ------------

               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 2.8%
        77,785 Capital & Counties Properties
                  PLC                                386,864
                                                ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 0.9%
         9,803 ARM Holdings PLC                      118,533
                                                ------------

               SOFTWARE - 0.9%
         3,452 Aveva Group PLC                       118,342
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL - 3.9%
        39,756 Kingfisher PLC                   $    207,402
        38,964 Sports Direct International
                  PLC (b)                            327,424
                                                ------------
                                                     534,826
                                                ------------

               TRADING COMPANIES &
                  DISTRIBUTORS - 4.8%
        44,155 Ashtead Group PLC                     433,502
        10,380 Travis Perkins PLC                    229,865
                                                ------------
                                                     663,367
                                                ------------
               TOTAL INVESTMENTS - 100.5%         13,821,651
               (Cost $13,909,088) (c)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.5%)              (75,404)
                                                ------------
               NET ASSETS - 100.0%              $ 13,746,247
                                                ============

(a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $943,199 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,030,636.

Page 80                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks:
   Aerospace & Defense       $   213,671  $   213,449     $ 222           $ --
   Airlines                      811,786      811,786        --             --
   Auto Components               150,805      150,805        --             --
   Capital Markets               557,393      557,393        --             --
   Commercial Banks              641,491      641,491        --             --
   Commercial Services
      & Supplies                 267,803      267,803        --             --
   Construction &
      Engineering                199,605      199,605        --             --
   Containers &
      Packaging                   69,240       69,240        --             --
   Distributors                  332,870      332,870        --             --
   Diversified Financial
      Services                    73,801       73,801        --             --
   Diversified
      Telecommunication
      Services                    55,001       55,001        --             --
   Electronic
      Equipment,
      Instruments &
      Components                 480,725      480,725        --             --
   Energy Equipment &
      Services                    57,382       57,382        --             --
   Food & Staples
      Retailing                  633,755      633,755        --             --
   Food Products                 252,487      252,487        --             --
   Health Care Equipment
      & Supplies                 123,874      123,874        --             --
   Hotels, Restaurants &
      Leisure                    731,034      731,034        --             --
   Household Durables          1,333,659    1,333,659        --             --
   Independent Power
      Producers & Energy
      Traders                    306,292      306,292        --             --
   Industrial
      Conglomerates               62,885       62,885        --             --
   Insurance                   1,040,510    1,040,510        --             --
   Machinery                     617,156      617,156        --             --
   Media                         454,516      454,516        --             --
   Metals & Mining               553,076      553,076        --             --
   Multiline Retail              191,674      191,674        --             --
   Oil, Gas & Consumable
      Fuels                    1,116,133    1,116,133        --             --
   Paper & Forest Products        69,958       69,958        --             --
   Pharmaceuticals               306,486      306,486        --             --
   Professional Services         107,987      107,987        --             --
   Real Estate
      Investment Trusts          186,664      186,664        --             --
   Real Estate
      Management &
      Development                386,864      386,864        --             --
   Semiconductors &
      Semiconductor
      Equipment                  118,533      118,533        --             --
   Software                      118,342      118,342        --             --
   Specialty Retail              534,826      534,826        --             --
   Trading Companies &
      Distributors               663,367      663,367        --             --
                             ---------------------------------------------------
TOTAL INVESTMENTS            $13,821,651  $13,821,429     $ 222           $ --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $3,702,129 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION*                           % OF NET ASSETS
-------------------------------------------------------------
United Kingdom                                      91.8%
Bermuda                                              4.7
Spain                                                2.4
Jersey                                               1.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                  100.5
NET OTHER ASSETS AND LIABILITIES                    (0.5)
                                                  -------
TOTAL                                              100.0%
                                                  =======

* Portfolio securities are categorized based on their country of incorporation.

                        See Notes to Financial Statements                Page 81

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.4%
               AUTO COMPONENTS - 1.0%
         4,652 Cheng Shin Rubber Industry
                  Co., Ltd.                     $     14,684
                                                ------------

               AUTOMOBILES - 1.4%
        12,756 Yulon Motor Co., Ltd.                  20,429
                                                ------------

               COMMERCIAL BANKS - 7.9%
        20,454 Chinatrust Financial Holding
                  Co., Ltd.                           12,660
        64,761 E.Sun Financial Holding Co.,
                  Ltd.                                39,542
        56,352 SinoPac Financial Holdings
                  Co., Ltd.                           26,793
        91,114 Taishin Financial Holding Co.,
                  Ltd.                                40,129
                                                ------------
                                                     119,124
                                                ------------

               COMMUNICATIONS EQUIPMENT -
                  1.8%
         3,502 HTC Corp.                              27,926
                                                ------------

               COMPUTERS & PERIPHERALS -
                  25.4%
         8,591 Advantech Co., Ltd.                    40,990
         5,372 ASUSTeK Computer, Inc.                 46,244
         7,308 Catcher Technology Co., Ltd.           38,038
        71,773 Compal Electronics, Inc.               40,352
         7,718 Foxconn Technology Co., Ltd.           18,747
        36,398 LiteOn Technology Corp.                63,880
        46,710 Pegatron Corp. (a)                     77,146
        58,271 Wistron Corp.                          58,813
                                                ------------
                                                     384,210
                                                ------------
               CONSTRUCTION MATERIALS - 1.5%
         9,392 Asia Cement Corp.                      11,563
         9,018 Taiwan Cement Corp.                    11,103
                                                ------------
                                                      22,666
                                                ------------

               DIVERSIFIED FINANCIAL SERVICES -
                  5.0%
        26,336 Chailease Holding Co., Ltd.            62,213
         9,994 Fubon Financial Holding Co., Ltd.      13,622
                                                ------------
                                                      75,835
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 1.7%
         7,424 Chunghwa Telecom Co., Ltd.             25,266
                                                ------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 12.0%
        26,984 AU Optronics Corp. (a)                  9,814
        89,946 Chimei Innolux Corp. (a)               44,866
        24,752 Foxconn International Holdings
                  Ltd (a)                             13,531
        11,838 Hon Hai Precision Industry Co.,
                  Ltd.                                29,229
           902 Largan Precision Co., Ltd.             28,892


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS (CONTINUED)
         3,419 TPK Holding Co., Ltd.            $     54,757
                                                ------------
                                                     181,089
                                                ------------

               FOOD PRODUCTS - 3.4%
        26,326 Uni-President Enterprises Corp.        51,298
                                                ------------

               INDUSTRIAL CONGLOMERATES - 1.5%
        21,196 Far Eastern New Century Corp.          22,914
                                                ------------

               INSURANCE - 5.8%
        22,272 Cathay Financial Holding Co.,
                  Ltd.                                30,393
       171,326 Shin Kong Financial Holding
                  Co., Ltd. (a)                       57,736
                                                ------------
                                                      88,129
                                                ------------

               LEISURE EQUIPMENT & PRODUCTS -
                  3.8%
         8,427 Giant Manufacturing Co., Ltd.          57,921
                                                ------------

               MARINE - 2.9%
        80,874 Evergreen Marine Corp Taiwan
                  Ltd. (a)                            44,254
                                                ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 15.5%
        41,761 Advanced Semiconductor
                  Engineering, Inc.                   35,043
         8,956 Novatek Microelectronics Corp.         43,479
        45,263 Siliconware Precision Industries
                  Co.                                 56,935
         7,233 Taiwan Semiconductor
                  Manufacturing Co., Ltd.             26,788
       149,910 United Microelectronics Corp.          72,527
                                                ------------
                                                     234,772
                                                ------------

               SPECIALTY RETAIL - 5.4%
         7,528 Hotai Motor Co., Ltd.                  81,130
                                                ------------

               TEXTILES, APPAREL & LUXURY
                  GOODS - 3.6%
        57,506 Pou Chen Corp.                         54,588
                                                ------------

               WIRELESS TELECOMMUNICATION
                  SERVICES - 0.8%
         4,734 Far EasTone
                  Telecommunications Co., Ltd.        12,715
                                                ------------
               TOTAL INVESTMENTS - 100.4%          1,518,950
               (Cost $1,447,968) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.4%)               (6,756)
                                                ------------
               NET ASSETS - 100.0%              $  1,512,194
                                                ============


Page 82                 See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $168,276 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $97,294.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*               $1,518,950    $1,518,950    $  --         $  --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $853,624 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Taiwan                                               91.8%
Cayman Islands                                        8.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                   100.4
NET OTHER ASSETS AND LIABILITIES                     (0.4)
                                                   -------
TOTAL                                               100.0%
                                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                        See Notes to Financial Statements                Page 83

FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.5%
               CAPITAL MARKETS - 4.0%
         6,000 Guoco Group Ltd.                 $     68,076
                                                ------------

               DIVERSIFIED FINANCIAL SERVICES -
                  0.8%
        12,923 First Pacific Co., Ltd.                13,829
                                                ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 1.6%
        29,000 HKT Trust                              27,482
                                                ------------

               ELECTRICAL EQUIPMENT - 0.8%
        21,000 Johnson Electric Holdings Ltd.         12,996
                                                ------------

               GAS UTILITIES - 2.6%
         5,620 ENN Energy Holdings Ltd.               30,035
         5,500 Hong Kong & China Gas Co.,
                  Ltd.                                13,445
                                                ------------
                                                      43,480
                                                ------------

               HOTELS, RESTAURANTS & LEISURE -
                  18.6%
        18,535 Galaxy Entertainment Group
                  Ltd. (a)                            90,452
        10,000 Hongkong & Shanghai Hotels             16,374
         3,358 Melco Crown Entertainment
                  Ltd., ADR (a)                       75,085
        15,600 MGM China Holdings Ltd.                41,635
         9,600 Sands China Ltd.                       45,487
        18,000 SJM Holdings Ltd.                      43,352
                                                ------------
                                                     312,385
                                                ------------

               HOUSEHOLD DURABLES - 2.2%
        15,501 Techtronic Industries Co.              37,253
                                                ------------

               INDUSTRIAL CONGLOMERATES - 9.9%
        16,687 Hopewell Holdings Ltd.                 55,508
           800 Jardine Matheson Holdings Ltd.         48,400
         1,000 Jardine Strategic Holdings Ltd.        36,300
        16,821 NWS Holdings Ltd.                      25,678
                                                ------------
                                                     165,886
                                                ------------

               MARINE - 0.8%
         2,000 Orient Overseas International
                  Ltd.                                12,919
                                                ------------

               METALS & MINING - 2.9%
        66,289 Fosun International Ltd.               48,546
                                                ------------

               REAL ESTATE INVESTMENT TRUSTS -
                  7.3%
       148,000 Champion REIT                          67,932
        11,214 Link REIT                              55,231
                                                ------------
                                                     123,163
                                                ------------

               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 40.1%
         2,340 Cheung Kong Holdings Ltd.              31,739
        21,000 Great Eagle Holdings Ltd.              80,144
         4,000 Hang Lung Properties Ltd.              13,950


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
         6,364 Henderson Land Development
                  Co., Ltd.                     $     38,113
         8,000 Hongkong Land Holdings Ltd.            54,960
        14,597 Hysan Development Co., Ltd.            63,047
         8,000 Kerry Properties Ltd.                  31,305
        30,000 New World China Land Ltd.              11,604
        36,257 New World Development Co.,
                  Ltd.                                50,112
        22,661 Sino Land Co., Ltd.                    31,730
         4,226 Sun Hung Kai Properties Ltd.           54,541
         3,332 Swire Pacific Ltd.                     40,211
         8,400 Swire Properties Ltd.                  25,018
         9,154 Wharf Holdings Ltd.                    76,893
        14,251 Wheelock & Co., Ltd.                   71,291
                                                ------------
                                                     674,658
                                                ------------

               SPECIALTY RETAIL - 4.5%
         8,800 Chow Tai Fook Jewellery Group
                  Ltd.                                 9,190
        68,000 SA SA International Holdings
                  Ltd.                                67,070
                                                ------------
                                                      76,260
                                                ------------

               TEXTILES, APPAREL & LUXURY
                  GOODS - 3.4%
        42,000 Daphne International Holdings
                  Ltd.                                35,902
         8,500 Yue Yuen Industrial Holdings
                  Ltd.                                21,973
                                                ------------
                                                      57,875
                                                ------------
               TOTAL COMMON STOCKS                 1,674,808
               (Cost $1,719,998)                ------------

               RIGHTS - 0.0%
               DIVERSIFIED FINANCIAL SERVICES -
                  0.0%
         1,615 First Pacific Co., Ltd. (a)(b)              0
                                                ------------
               TOTAL RIGHTS                                0
               (Cost $0)                        ------------
               TOTAL INVESTMENTS - 99.5%           1,674,808
               (Cost $1,719,998) (c)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.5%                   7,942
                                                ------------
               NET ASSETS - 100.0%              $  1,682,750
                                                ============

Page 84                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,269 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $144,459.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*               $1,674,808    $1,674,808     $  --         $  --
Rights*                              --            --        --**          --
                             ---------------------------------------------------
Total Investments            $1,674,808    $1,674,808     $  --**       $  --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $974,668 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION+                           % OF NET ASSETS
-------------------------------------------------------------
Hong Kong                                            54.9%
Bermuda                                              24.2
Cayman Islands                                       18.8
Multinationa                                         l1.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                    99.5
NET OTHER ASSETS AND LIABILITIES                      0.5
                                                   -------
TOTAL                                               100.0%
                                                   =======


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.
+  Portfolio securities are categorized based on their country of incorporation.


                        See Notes to Financial Statements                Page 85

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.9%
               BIOTECHNOLOGY - 1.0%
         2,788 Actelion Ltd.                    $    167,950
                                                ------------

               CAPITAL MARKETS - 8.0%
        40,908 EFG International AG                  498,059
           574 Partners Group Holding AG             155,419
        25,513 UBS AG                                434,333
         8,607 Vontobel Holding AG                   265,167
                                                ------------
                                                   1,352,978
                                                ------------

               CHEMICALS - 9.6%
        49,133 Clariant AG                           694,952
         1,690 EMS-Chemie Holding AG                 500,085
           116 Sika AG                               300,393
           331 Syngenta AG                           129,519
                                                ------------
                                                   1,624,949
                                                ------------

               COMMERCIAL BANKS - 2.1%
         4,190 Valiant Holding                       352,660
                                                ------------

               COMMERCIAL SERVICES &
                  SUPPLIES - 1.4%
           627 Kaba Holding AG                       235,154
                                                ------------

               COMPUTERS & PERIPHERALS - 2.8%
        70,049 Logitech International S.A.           482,790
                                                ------------

               CONSTRUCTION MATERIALS - 3.7%
         9,070 Holcim Ltd.                           632,322
                                                ------------

               DIVERSIFIED FINANCIAL SERVICES -
                   3.8%
         9,686 Pargesa Holding S.A.                  646,554
                                                ------------

               FOOD PRODUCTS - 5.3%
         2,590 Aryzta AG                             145,603
         2,111 Emmi AG                               618,516
         2,037 Nestle S.A.                           133,600
                                                ------------
                                                     897,719
                                                ------------

               HOTELS, RESTAURANTS & LEISURE -
                   1.6%
           886 Kuoni Reisen Holding AG               279,293
                                                ------------

               HOUSEHOLD DURABLES - 3.1%
           830 Forbo Holding AG                      529,432
                                                ------------

               INDUSTRIAL CONGLOMERATES - 3.5%
         5,629 Daetwyler Holding AG                  592,965
                                                ------------

               INSURANCE - 13.7%
         1,401 Helvetia Holding AG                   565,858
         4,999 Swiss Life Holding AG                 812,923
         9,208 Swiss Re AG                           685,323
           997 Zurich Insurance Group AG             258,605
                                                ------------
                                                   2,322,709
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES -
                   3.3%
         7,376 Lonza Group AG                   $    555,611
                                                ------------

               MACHINERY - 14.3%
         2,022 Bucher Industries AG                  484,441
         1,649 Georg Fischer AG                      727,564
        46,902 OC Oerlikon Corp. AG                  556,141
           919 Schindler Holding AG                  128,040
         3,369 Sulzer AG                             538,940
                                                ------------
                                                   2,435,126
                                                ------------

               PHARMACEUTICALS - 3.6%
           229 Galenica AG                           144,012
         4,224 Novartis AG                           300,069
           660 Roche Holding AG                      164,205
                                                ------------
                                                     608,286
                                                ------------

               PROFESSIONAL SERVICES - 3.4%
        10,104 Adecco S.A.                           576,042
                                                ------------

               REAL ESTATE MANAGEMENT &
                   DEVELOPMENT - 5.6%
         7,011 PSP Swiss Property AG                 607,167
         4,769 Swiss Prime Site AG                   350,651
                                                ------------
                                                     957,818
                                                ------------

               SPECIALTY RETAIL - 1.5%
         2,029 Dufry AG (a)                          246,174
                                                ------------

               TEXTILES, APPAREL & LUXURY
                  GOODS - 6.1%
         8,499 Cie Financiere Richemont S.A.         751,777
           527 Swatch Group AG                       288,454
                                                ------------
                                                   1,040,231
                                                ------------

               TRANSPORTATION INFRASTRUCTURE -
                   2.5%
           861 Flughafen Zuerich AG                  432,528
                                                ------------
               TOTAL INVESTMENTS - 99.9%          16,969,291
               (Cost $16,442,400) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                  12,256
                                                ------------
               NET ASSETS - 100.0%              $ 16,981,547
                                                ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $850,100 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $323,209.

Page 86                 See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*               $16,969,291  $16,969,291     $  --         $  --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $3,906,115 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Switzerland                                          99.9%
-------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                   -------
TOTAL                                               100.0%
                                                   =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                        See Notes to Financial Statements                Page 87

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 106.9%
               AUSTRALIA - 4.8%
           718 Ainsworth Game Technology
                  Ltd.                          $      2,646
           716 Amcom Telecommunications
                  Ltd.                                 1,297
         3,272 Aquila Resources Ltd. (b)               5,326
         1,334 Ausdrill Ltd.                           1,049
         1,685 Australian Infrastructure Fund             17
         1,240 Automotive Holdings Group Ltd.          3,629
           397 BC Iron Ltd.                            1,173
         1,829 Beach Energy Ltd.                       1,899
         4,028 Boart Longyear Ltd.                     2,487
           409 BT Investment Management Ltd.           1,145
           282 Cabcharge Australia Ltd.                1,039
         1,766 Cash Converters International
                  Ltd.                                 1,728
         1,953 Clough Ltd.                             1,911
         1,646 Decmil Group Ltd.                       2,680
           520 Downer EDI Ltd.                         1,707
        10,312 Emeco Holdings Ltd.                     2,641
         3,519 Evolution Mining Ltd. (b)               1,834
           215 Forge Group Ltd.                          826
           359 GUD Holdings Ltd.                       1,967
           248 iiNET Ltd.                              1,406
           175 JB Hi-Fi Ltd.                           2,690
           994 Kingsgate Consolidated Ltd.             1,150
         1,726 Linc Energy Ltd. (b)                    1,294
           122 Mineral Resources Ltd.                    920
        12,394 Mount Gibson Iron Ltd.                  5,271
         3,125 NRW Holdings Ltd.                       2,601
           968 OZ Minerals Ltd.                        3,630
           520 PanAust Ltd.                              868
         1,007 Programmed Maintenance
                  Services Ltd.                        2,266
         3,877 Resolute Mining Ltd.                    2,127
        10,312 Roc Oil Co., Ltd. (b)                   4,244
           362 Skilled Group Ltd.                        851
           498 Slater & Gordon Ltd.                    1,266
         5,371 St. Barbara Ltd. (b)                    2,210
         1,172 Sundance Energy Australia
                  Ltd. (b)                               954
         1,252 Thorn Group Ltd.                        2,324
         1,048 UXC Ltd.                                  992
                                                ------------
                                                      74,065
                                                ------------

               AUSTRIA - 0.2%
            16 Lenzing AG                              1,145
           226 Wienerberger AG                         2,610
                                                ------------
                                                       3,755
                                                ------------

               BAHAMAS - 0.4%
            32 United International Enterprises        5,579
                                                ------------

               BELGIUM - 0.6%
            52 Arseus NV                               1,367
            31 Barco NV                                2,509


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BELGIUM (CONTINUED)
            54 Gimv NV                          $      2,635
           120 Mobistar S.A.                           2,499
                                                ------------
                                                       9,010
                                                ------------

               BERMUDA - 2.5%
           252 China Yuchai International Ltd.         4,443
       145,003 CSI Properties Ltd.                     6,076
        24,906 Emperor International Holdings          6,744
         3,000 IT Ltd.                                 1,075
        12,000 K Wah International Holdings
                  Ltd.                                 5,508
         2,800 Man Wah Holdings Ltd.                   3,509
        47,000 Pacific Andes Resources
                  Development Ltd.                     4,746
         3,000 Soundwill Holdings Ltd.                 6,181
                                                ------------
                                                      38,282
                                                ------------

               CANADA - 9.0%
         1,665 Alacer Gold Corp.                       3,515
           166 Allied Properties Real Estate
                  Investment Trust                     5,052
           339 Artis Real Estate Investment
                  Trust                                4,870
           284 AutoCanada, Inc.                        7,836
           209 Bellatrix Exploration Ltd. (b)          1,282
           150 Calfrac Well Services Ltd.              4,323
           562 CanElson Drilling, Inc.                 2,886
           246 Canyon Services Group, Inc.             2,788
            65 Capital Power Corp.                     1,272
            23 CCL Industries, Inc.                    1,419
            30 Cogeco Cable, Inc.                      1,281
           191 Crew Energy, Inc. (b)                     941
           152 Element Financial Corp. (b)             1,730
           115 High Liner Foods, Inc.                  3,405
           239 Horizon North Logistics, Inc.           1,443
           525 International Forest Products
                  Ltd. (b)                             5,107
         1,085 InterRent Real Estate Investment
                  Trust                                5,953
           248 Intertape Polymer Group, Inc.           3,065
         3,946 Ithaca Energy, Inc. (b)                 6,679
           251 Legacy Oil + Gas, Inc. (b)              1,181
            57 Linamar Corp.                           1,598
           453 Major Drilling Group
                  International                        3,084
           742 MFC Industrial Ltd.                     5,988
            58 Morguard Corp.                          6,025
           383 Morguard Real Estate
                  Investment Trust                     5,936
         1,393 Nevsun Resources Ltd.                   4,119
            79 Norbord, Inc.                           2,286
           322 NorthWest Healthcare Properties
                  Real Estate Investment Trust         3,512
         1,180 Parex Resources, Inc. (b)               4,623
         1,105 Petrominerales Ltd.                     6,304
           604 Primero Mining Corp. (b)                2,699
           669 RMP Energy, Inc. (b)                    2,691

Page 88                    See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               CANADA (CONTINUED)
           399 Savanna Energy Services Corp.    $      2,572
           112 Secure Energy Services, Inc.            1,435
         1,075 SEMAFO, Inc.                            1,584
           542 Sherritt International Corp.            2,010
           253 Sierra Wireless, Inc. (b)               3,231
           471 TransGlobe Energy Corp. (b)             2,920
           557 Trinidad Drilling Ltd.                  4,089
           731 Western Energy Services Corp.           5,380
                                                ------------
                                                     138,114
                                                ------------

               CAYMAN ISLANDS - 2.3%
       448,009 CST Mining Group Ltd. (b)               4,968
        19,000 Dorsett Hospitality International
                  Ltd.                                 4,409
        15,000 Honbridge Holdings Ltd. (b)             1,973
           165 Kolao Holdings                          4,255
         4,000 Pico Far East Holdings Ltd.             1,367
         5,500 SUNeVision Holdings Ltd.                1,652
        20,000 TCC International Holdings Ltd.         4,667
        85,002 Tongda Group Holdings Ltd.              5,041
        13,000 Truly International Holdings            6,403
                                                ------------
                                                      34,735
                                                ------------

               DENMARK - 1.3%
           773 Alm Brand A/S (b)                       2,374
           122 Auriga Industries (b)                   3,428
           228 Bavarian Nordic A/S (b)                 2,347
           174 Genmab A/S (b)                          5,284
           195 Schouw & Co.                            6,262
                                                ------------
                                                      19,695
                                                ------------

               FINLAND - 0.8%
           326 Cramo OYJ                               3,768
           411 Finnair OYJ                             1,444
         1,820 Metsa Board OYJ                         6,017
           147 Sanoma OYJ                              1,138
                                                ------------
                                                      12,367
                                                ------------

               FRANCE - 1.5%
            52 Boiron S.A.                             2,707
           397 Groupe Steria SCA                       5,488
            14 LISI                                    1,531
           652 MPI (b)                                 2,851
            73 Rallye S.A.                             2,627
            18 Sopra Group S.A.                        1,312
           658 Technicolor S.A. (b)                    2,621
           249 UBISOFT Entertainment (b)               3,261
                                                ------------
                                                      22,398
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               GERMANY - 4.2%
           314 Aurelius AG                      $      7,545
         1,140 Balda AG                                5,936
            53 Bauer AG                                1,283
            23 Bertrandt AG                            2,471
           278 Deutsche Beteiligungs AG (b)            6,694
            98 Duerr AG                                5,913
            97 Grammer AG                              3,001
         1,165 Heidelberger Druckmaschinen
                  AG (b)                               2,901
            93 KUKA AG                                 3,932
           104 Leoni AG                                5,179
            87 Rheinmetall AG                          4,055
            13 Sartorius AG                            1,398
           281 SMA Solar Technology AG                 8,387
            25 Tipp24 SE (b)                           1,439
           278 Wacker Neuson SE                        3,745
                                                ------------
                                                      63,879
                                                ------------

               GIBRALTAR - 0.2%
         1,054 888 Holdings PLC                        2,366
                                                ------------

               GREECE - 1.2%
         1,351 Ellaktor S.A. (b)                       3,869
            79 Folli Follie Group (b)                  1,614
           572 Intralot SA-Integrated Lottery
                  Systems & Services                   1,340
           565 JUMBO S.A.                              5,589
           206 Metka S.A.                              2,655
           377 Public Power Corp. S.A. (b)             3,386
                                                ------------
                                                      18,453
                                                ------------

               GUERNSEY - 0.1%
         1,100 Stobart Group Ltd.                      1,527
                                                ------------

               HONG KONG - 1.7%
        25,000 Emperor Watch & Jewellery Ltd.          2,063
         2,201 Kowloon Development Co., Ltd.           2,866
       210,504 Lai Sun Development (b)                 5,483
        19,500 Prosperity REIT                         6,160
         8,000 Shun Tak Holdings Ltd.                  3,847
        15,500 Sunlight Real Estate Investment
                  Trust                                6,315
                                                ------------
                                                      26,734
                                                ------------

               IRELAND - 0.4%
           754 Aer Lingus Group PLC                    1,516
           410 Grafton Group PLC                       2,814
           837 Greencore Group PLC                     1,706
                                                ------------
                                                       6,036
                                                ------------

               ISRAEL - 0.2%
           345 Clal Industries and Investments
                   Ltd.                                1,418
           785 Israel Discount Bank Ltd. (b)           1,318
                                                ------------
                                                       2,736
                                                ------------

                        See Notes to Financial Statements                Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               ITALY - 3.4%
         6,776 A2A S.p.A                        $      5,041
           508 ACEA S.p.A.                             4,242
           230 ASTM S.p.A.                             2,618
         4,029 Banca Carige S.p.A. (b)                 2,432
         1,217 Banca Piccolo Credito
                  Valtelli (b)                         1,421
         1,064 Banco Popolare SC (b)                   1,253
           168 Brembo S.p.A.                           2,998
         1,363 Cam Finanziaria S.p.A. (b)              1,418
         4,035 CIR-Compagnie Industriali
                  Riunite S.p.A. (b)                   4,564
            82 Cosmo Pharmaceuticals
                  S.p.A. (b)                           4,775
           243 Danieli & C Officine
                  Meccaniche S.p.A.                    3,663
         2,473 Falck Renewables S.p.A. (b)             2,652
           171 Indesit Co., S.p.A.                     1,276
         1,803 Iren S.p.A                              2,009
         2,534 Milano Assicurazioni S.p.A. (b)         1,555
           198 Safilo Group S.p.A. (b)                 3,796
           717 Societa Iniziative Autostradali e
                  Servizi S.p.A                        5,866
                                                ------------
                                                      51,579
                                                ------------

               JAPAN - 41.7%
           100 3-D Matrix Ltd. (b)                     4,215
           600 Ai Holdings Corp.                       5,287
           300 Arc Land Sakamoto Co., Ltd.             4,670
           300 Avex Group Holdings, Inc.               9,453
         1,000 Calsonic Kansei Corp.                   4,184
           200 CREATE SD HOLDINGS Co.,
                  Ltd.                                 6,453
         1,000 Daido Metal Co., Ltd.                   6,816
         1,000 Daifuku Co., Ltd.                       7,300
           200 Daikoku Denki Co., Ltd.                 3,827
         2,000 Daikyo, Inc.                            5,989
             1 Digital Garage, Inc.                    3,166
           300 F&A Aqua Holdings, Inc.                 4,434
         1,000 Fujitec Co., Ltd.                      10,022
           200 G-Tekt Corp.                            5,041
           600 GMO internet, Inc.                      5,747
         1,000 GNI Group Ltd. (b)                      3,025
         1,000 Gulliver International Co., Ltd.        6,715
           200 H.I.S. Co., Ltd.                        8,520
           100 HAJIME CONSTRUCTION
                  Co., Ltd.                            5,566
         4,500 Haseko Corp. (b)                        5,490
           400 Heiwa Real Estate Co., Ltd.             6,671
         1,000 Higashi Nihon House Co., Ltd.           5,777
         1,500 Hokuetsu Kishu Paper Co., Ltd.          6,397
           600 Hoosiers Holdings Co., Ltd.             4,719
         1,000 Hosokawa Micron Corp.                   6,846


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
           200 IBJ Leasing Co., Ltd.            $      5,757
            10 Ichigo Real Estate Investment
                  Corp.                                6,403
           400 Iida Home Max                           6,784
           900 Iino Kaiun Kaisha Ltd.                  4,891
         2,000 Iseki & Co., Ltd.                       5,747
         1,000 Itoki Corp.                             5,435
         1,000 Iwatani Corp.                           3,519
           200 J Trust Co., Ltd.                       3,702
         2,000 Jeol Ltd.                               9,276
           100 Jin Co., Ltd.                           4,789
         1,500 JP-Holdings, Inc.                       7,970
           400 Kamei Corp.                             3,061
         1,000 Kanamoto Co., Ltd.                     19,974
         1,000 Kanto Natural Gas
                  Development Ltd.                     6,776
           400 Kohnan Shoji Co., Ltd.                  4,545
           500 Konaka Co., Ltd.                        5,480
           100 Kusuri No Aoki Co., Ltd.                6,594
           400 Kyokuto Securities Co., Ltd.            6,380
           200 Kyoritsu Maintenance Co., Ltd.          7,048
           600 Marusan Securities Co., Ltd.            3,666
           600 Mirait Holdings Corp.                   5,384
         1,000 Mito Securities Co., Ltd.               4,204
         1,000 Mitsuba Corp.                          15,548
           200 Mitsubishi Shokuhin Co., Ltd.           4,985
         1,000 Mitsui-Soko Co., Ltd.                   4,961
           200 Modec, Inc.                             5,836
           200 MonotaRO Co., Ltd.                      4,874
           400 NAC Co., Ltd.                           6,651
           200 NEC Capital Solutions Ltd.              4,019
         1,000 Nippon Seiki Co., Ltd.                 12,916
           300 Nishio Rent All Co., Ltd.               6,001
           500 Okabe Co., Ltd.                         4,840
         1,000 Okasan Securities Group, Inc.           8,298
           100 Okinawa Electric Power (The)
                  Co., Inc.                            3,791
             2 OncoTherapy Science, Inc. (b)           3,777
           300 OYO Corp.                               4,679
           200 Piolax, Inc.                            4,858
            80 Point, Inc.                             3,844
         2,000 Prima Meat Packers Ltd.                 3,993
         2,000 Sapporo Holdings Ltd.                   7,340
         1,000 Seiko Holdings Corp.                    4,043
         1,000 Seino Holdings Co., Ltd.                8,772
         1,000 Senko Co., Ltd.                         5,132
           200 Seria Co., Ltd.                         6,027
         1,000 Shinmaywa Industries Ltd.               7,784
           200 Ship Healthcare Holdings, Inc.          7,360
         1,700 Skymark Airlines, Inc.                  5,605
           900 Sodick Co., Ltd.                        4,365

Page 90                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         1,000 Sumikin Bussan Corp.             $      2,742
           500 Sumitomo Densetsu Co., Ltd.             7,184
         1,000 Sumitomo Warehouse (The)
                  Co., Ltd.                            5,717
           600 T-Gaia Corp.                            5,668
           300 Tachi-S Co., Ltd.                       4,011
             5 Tact Home Co., Ltd.                     9,059
         1,000 Tadano Ltd.                            12,805
         2,000 Takara Leben Co., Ltd.                  7,683
           300 Temp Holdings Co., Ltd.                 6,851
         1,000 Toagosei Co., Ltd.                      4,023
           300 Toho Holdings Co., Ltd.                 4,961
           300 Tokai Rika Co., Ltd.                    5,989
           200 Tokai Tokyo Financial Holdings,
                  Inc.                                 1,363
            80 Token Corp.                             4,428
         1,000 Tokyo Dome Corp.                        6,191
           600 Topre Corp.                             5,185
         1,000 Toshiba TEC Corp.                       5,394
           400 Touei Housing Corp.                     7,816
         1,000 Toyo Kanetsu KK                         2,501
         1,000 Toyo Tire & Rubber Co., Ltd.            5,263
           300 TS Tech Co., Ltd.                       9,528
           300 UKC Holdings Corp.                      5,012
           200 United Arrows Ltd.                      8,359
           200 Universal Entertainment Corp.           3,531
           700 UNY Group Holdings Co., Ltd.            4,715
           700 VT Holdings Co., Ltd.                   8,554
           600 Wacom Co., Ltd.                         6,612
           200 Welcia Holdings Co., Ltd.               9,165
           300 West Holdings Corp.                     8,560
           500 Yellow Hat Ltd.                        10,098
           300 Yorozu Corp.                            4,991
                                                ------------
                                                     637,973
                                                ------------

               JERSEY - 0.4%
         8,948 Centamin PLC (b)                        4,299
           558 Regus PLC                               1,335
                                                ------------
                                                       5,634
                                                ------------

               MARSHALL ISLANDS - 1.2%
           126 Diana Shipping, Inc. (b)                1,265
           659 DryShips, Inc. (b)                      1,232
         1,470 Navios Maritime Holdings, Inc.          8,232
         1,355 Safe Bulkers, Inc.                      7,209
                                                ------------
                                                      17,938
                                                ------------

               NETHERLANDS - 1.7%
            49 Arcadis NV                              1,317
           172 Koninklijke Ten Cate NV                 4,036
         3,354 PostNL NV (b)                           9,360


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               NETHERLANDS (CONTINUED)
           356 Royal Imtech NV (b)              $      2,615
         1,590 SNS REAAL NV (b) (c)                        0
         1,682 TomTom NV (b)                           8,287
                                                ------------
                                                      25,615
                                                ------------

               NEW ZEALAND - 0.1%
         1,045 Air New Zealand Ltd.                    1,203
                                                ------------

               NORWAY - 0.9%
           130 Copeinca ASA                            1,434
           186 Norwegian Air Shuttle AS (b)            8,126
           612 Wilh Wilhelmsen ASA                     4,796
                                                ------------
                                                      14,356
                                                ------------

               PORTUGAL - 0.9%
         1,091 Altri SGPS S.A.                         2,656
         1,690 Mota-Engil SGPS S.A.                    5,119
           149 Semapa-Sociedade de
                  Investimento e Gestao                1,267
         2,487 Sonaecom - SGPS S.A.                    5,040
                                                ------------
                                                      14,082
                                                ------------

               SINGAPORE - 4.0%
         2,000 AIMS AMP Capital Industrial
                  REIT                                 2,588
         9,000 Chip Eng Seng Corp. Ltd.                4,935
         2,000 CWT Ltd.                                2,256
         5,000 Frasers Commercial Trust                5,444
         5,000 Guthrie GTS Ltd.                        3,451
         4,000 Ho Bee Investment Ltd.                  6,217
        10,000 Jaya Holdings Ltd.                      4,655
        10,000 Lippo Malls Indonesia Retail
                  Trust                                3,866
         2,000 Mapletree Commercial Trust              1,870
         9,000 Perennial China Retail Trust            3,870
         2,000 Vard Holdings Ltd.                      1,720
         1,000 Super Group Ltd.                        3,511
         5,000 Swiber Holdings Ltd.                    2,820
        23,000 Tuan Sing Holdings Ltd.                 6,260
         5,000 Wing Tai Holdings Ltd.                  8,087
                                                ------------
                                                      61,550
                                                ------------

               SOUTH KOREA - 11.0%
           119 AtlasBX Co., Ltd.                       4,105
            86 Chong Kun Dang Pharm Corp.              4,172
            90 CJ CGV Co., Ltd.                        3,940
            51 CTC BIO, Inc. (b)                       1,114
           400 Daeduck Electronics Co.                 3,327
           670 Daekyo Co., Ltd.                        4,248
           210 Daesang Corp.                           5,719
           310 Daishin Securities Co., Ltd.            2,429
           240 Dongyang Mechatronics Corp.             2,175
           830 Doosan Engine Co., Ltd. (b)             5,233


                        See Notes to Financial Statements                Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
            24 Fila Korea Ltd.                  $      1,448
           120 Global & Yuasa Battery Co., Ltd.        6,231
            16 GS Home Shopping, Inc.                  3,313
           110 Handsome Co., Ltd.                      2,798
           420 Hanil E-Wha Co., Ltd.                   4,910
           410 Hankook Tire Worldwide Co.,
                  Ltd.                                 7,647
            28 Hanmi Pharm Co., Ltd. (b)               3,702
           180 Hitejinro Holdings Co., Ltd.            2,057
           240 Huvis Corp.                             2,123
            55 Hyosung Corp.                           2,841
            60 Hyundai Corp.                           1,161
           750 Hyundai Hy Communications &
                  Networks Co., Ltd.                   3,645
           240 Jahwa Electronics Co., Ltd.             4,676
           540 Jeonbuk Bank (c)                        2,917
           112 Kolon Industries, Inc.                  4,747
            77 Korea District Heating Corp.            6,068
           460 Kwang Dong Pharmaceutical
                  Co., Ltd.                            2,691
           150 LG Fashion Corp.                        3,704
             4 Lotte Samkang Co., Ltd.                 2,056
            26 Medy-Tox, Inc.                          2,288
            63 MegaStudy Co., Ltd.                     3,404
           165 OCI Materials Co., Ltd.                 4,551
             5 Ottogi Corp.                            1,559
           408 Partron Co., Ltd.                       6,645
           270 Pyeong Hwa Automotive Co.,
                  Ltd.                                 4,657
           120 S&T Dynamics Co., Ltd.                  1,313
            25 Samchully Co., Ltd.                     2,747
           140 Seah Besteel Corp.                      3,812
            75 SeAH Steel Corp.                        6,994
            20 Shinsegae International Co., Ltd.       1,406
            23 Sindoh Co., Ltd.                        1,353
            72 SK Gas Co., Ltd.                        5,006
           420 SL Corp.                                6,031
             8 Taekwang Industrial Co., Ltd.           6,711
             4 Young Poong Corp.                       5,201
                                                ------------
                                                     168,875
                                                ------------

               SPAIN - 1.1%
         1,627 Abengoa S.A.                            3,283
         1,478 ENCE Energia y Celulosa S.A.            4,569
           215 Pescanova S.A. (b)                      1,654
           568 Vueling Airlines S.A. (b)               6,802
                                                ------------
                                                      16,308
                                                ------------

               SWEDEN - 1.0%
           279 Billerud AB                             2,638
           191 Fastighets AB Balder (b)                1,381
           260 Nolato AB                               4,497
         3,248 SAS AB (b)                              6,200
                                                ------------
                                                      14,716
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SWITZERLAND - 1.1%
            60 Autoneum Holding AG              $      4,488
            76 BKW S.A.                                2,301
           143 Gategroup Holding AG (b)                2,998
            49 Implenia AG                             2,443
            14 Komax Holding AG                        1,386
             2 Vetropack Holding AG                    3,875
                                                ------------
                                                      17,491
                                                ------------

               UNITED KINGDOM - 6.9%
           917 African Barrick Gold PLC                1,339
           120 Bovis Homes Group PLC                   1,392
           325 Carillion PLC                           1,366
         1,757 Carphone Warehouse Group
                  PLC                                  6,654
           148 Computacenter PLC                       1,006
           734 CSR PLC                                 6,017
            63 Dignity PLC                             1,307
         5,238 Dixons Retail PLC (b)                   3,274
           617 EnQuest PLC (b)                         1,109
           193 Galliford Try PLC                       2,743
         1,141 Home Retail Group PLC                   2,325
           883 Homeserve PLC                           3,760
           532 Interserve PLC                          4,094
           326 Keller Group PLC                        4,914
         2,682 Lookers PLC                             4,395
           566 Northgate PLC                           2,910
           560 Ocado Group PLC (b)                     2,541
           727 Pace PLC                                2,675
           274 Paragon Group of Cos. PLC               1,277
        15,560 Pendragon PLC                           6,331
         1,984 Petropavlovsk PLC                       2,716
           854 QinetiQ Group PLC                       2,343
           559 SIG PLC                                 1,439
           957 Smiths News PLC                         2,202
           236 Soco International PLC (b)              1,254
         1,816 Speedy Hire PLC                         1,643
           441 SVG Capital PLC (b)                     2,562
         4,567 Thomas Cook Group PLC (b)               8,981
         4,707 Trinity Mirror PLC (b)                  7,947
         1,255 Vesuvius PLC                            7,017
           258 Workspace Group PLC                     1,523
           417 Xaar PLC                                4,969
                                                ------------
                                                     106,025
                                                ------------

               UNITED STATES - 0.1%
           257 Diligent Board Member
                  Services, Inc. (b)                   1,354
                                                ------------

               VIRGIN ISLANDS (BRITISH) - 0.0%
            99 Nam Tai Electronics, Inc.                 554
                                                ------------
               TOTAL INVESTMENTS - 106.9%          1,634,984
               (Cost $1,721,169) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - (6.9%)             (105,876)
                                                ------------
               NET ASSETS - 100.0%              $  1,529,108
                                                ============

Page 92                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $118,224 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $204,409.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks:
   Australia                 $   74,065    $   74,065    $   --         $  --
   Austria                        3,755         3,755        --            --
   Bahamas                        5,579         5,579        --            --
   Belgium                        9,010         9,010        --            --
   Bermuda                       38,282        38,282        --            --
   Canada                       138,114       138,114        --            --
   Cayman Islands                34,735        34,735        --            --
   Denmark                       19,695        19,695        --            --
   Finland                       12,367        12,367        --            --
   France                        22,398        22,398        --            --
   Germany                       63,879        63,879        --            --
   Gibraltar                      2,366         2,366        --            --
   Greece                        18,453        18,453        --            --
   Guernsey                       1,527         1,527        --            --
   Hong Kong                     26,734        26,734        --            --
   Ireland                        6,036         6,036        --            --
   Israel                         2,736         2,736        --            --
   Italy                         51,579        51,579        --            --
   Japan                        637,973       637,973        --            --
   Jersey                         5,634         5,634        --            --
   Marshall Islands              17,938        17,938        --            --
   Netherlands                   25,615        25,615        --*           --
   New Zealand                    1,203         1,203        --            --
   Norway                        14,356        14,356        --            --
   Portugal                      14,082        14,082        --            --
   Singapore                     61,550        61,550        --            --
   South Korea                  168,875       165,958     2,917            --
   Spain                         16,308        16,308        --            --
   Sweden                        14,716        14,716        --            --
   Switzerland                   17,491        17,491        --            --
   United Kingdom               106,025       106,025        --            --
   United States                  1,354         1,354        --            --
   Virgin Islands (British)         554           554        --            --
                             ---------------------------------------------------
   TOTAL INVESTMENTS         $1,634,984    $1,632,067    $2,917         $  --
                             ===================================================

* Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $542,765 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                        See Notes to Financial Statements                Page 93

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Auto Components                                      9.0%
Specialty Retail                                     7.7
Machinery                                            6.8
Real Estate Management & Development                 5.6
Household Durables                                   4.4
Metals & Mining                                      4.3
Construction & Engineering                           4.3
Trading Companies & Distributors                     4.2
Real Estate Investment Trusts                        3.9
Oil, Gas & Consumable Fuels                          3.8
Capital Markets                                      3.1
Hotels, Restaurants & Leisure                        2.8
Media                                                2.3
Food Products                                        2.3
Energy Equipment & Services                          2.3
Food & Staples Retailing                             2.3
Electronic Equipment, Instruments & Components       2.2
Commercial Services & Supplies                       2.1
Chemicals                                            2.1
Airlines                                             2.0
Paper & Forest Products                              1.8
Marine                                               1.8
Industrial Conglomerates                             1.7
Biotechnology                                        1.4
Semiconductors & Semiconductor Equipment             1.3
Transportation Infrastructure                        1.2
Pharmaceuticals                                      1.2
Textiles, Apparel & Luxury Goods                     1.2
Road & Rail                                          1.1
Health Care Equipment & Supplies                     1.1
Diversified Consumer Services                        0.9
Health Care Providers & Services                     0.9
Air Freight & Logistics                              0.9
IT Services                                          0.8
Computers & Peripherals                              0.8
Multi-Utilities                                      0.7
Containers & Packaging                               0.7
Communications Equipment                             0.7
Professional Services                                0.7
Electric Utilities                                   0.6
Beverages                                            0.6
Commercial Banks                                     0.6
Gas Utilities                                        0.6
Internet & Catalog Retail                            0.5
Wireless Telecommunication Services                  0.5
Diversified Financial Services                       0.5
Building Products                                    0.5
Internet Software & Services                         0.5
Leisure Equipment & Products                         0.5
Office Electronics                                   0.4
Distributors                                         0.4
Multiline Retail                                     0.4


INDUSTRY - (CONTINUED)                        % OF NET ASSETS
-------------------------------------------------------------
Construction Materials                               0.3
Software                                             0.3
Insurance                                            0.3
Independent Power Producers & Energy Traders         0.3
Consumer Finance                                     0.2
Aerospace & Defense                                  0.2
Diversified Telecommunication Services               0.2
Thrifts & Mortgage Finance                           0.1
-------------------------------------------------------------
TOTAL INVESTMENTS                                  106.9
NET OTHER ASSETS AND LIABILITIES                    (6.9)
                                                  -------
TOTAL                                              100.0%
                                                  =======

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        39.0%
Euro                                                14.5
South Korean Won                                    10.6
Canadian Dollar                                      8.1
British Pound Sterling                               7.2
Hong Kong Dollar                                     5.3
Australian Dollar                                    4.5
Singapore Dollar                                     4.0
US Dollar                                            1.8
Danish Krone                                         1.5
Swiss Franc                                          1.4
Swedish Krona                                        0.9
Norwegian Krone                                      0.9
Israeli Shekel                                       0.2
New Zealand Dollar                                   0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 94                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 98.3%
               AUSTRIA - 0.7%
        11,581 CAT Oil AG                       $    177,275
                                                ------------

               BERMUDA - 6.0%
        28,921 Alliance Oil Co., Ltd., GDR (b)       158,576
       899,973 China Oil and Gas Group Ltd.          182,175
     1,379,974 Citic Resources Holdings Ltd. (b)     156,571
     3,618,910 Hanergy Solar Group Ltd. (b)          279,955
       322,500 Huabao International Holdings
                  Ltd.                               142,621
       240,000 Newocean Energy Holdings Ltd.         143,888
       135,000 People's Food Holdings Ltd.           117,160
     2,062,475 REXLot Holdings Ltd.                  135,618
       270,000 Skyworth Digital Holdings Ltd.        136,809
       330,000 TPV Technology Ltd.                    75,309
                                                ------------
                                                   1,528,682
                                                ------------

               BRAZIL - 2.0%
        17,625 Contax Participacoes S.A.
                  (Preference Shares)                 30,173
         9,406 Eletropaulo Metropolitana
                  Eletricidade de Sao Paulo S.A.
                  (Preference Shares)                 26,557
        22,710 JSL S.A.                              147,984
        33,556 Paranapanema S.A. (b)                  67,523
        21,165 Profarma Distribuidora de
                  Produtos Farmaceuticos S.A.        148,919
        60,466 Rossi Residencial S.A.                 79,127
                                                ------------
                                                     500,283
                                                ------------

               CAYMAN ISLANDS - 20.1%
       799,742 361 Degrees International Ltd.        190,757
       270,000 Anton Oilfield Services Group         194,945
       282,271 Chaowei Power Holdings Ltd.            95,715
       510,000 China Fishery Group Ltd.              144,852
       859,202 China Lumena New Materials
                  Corp.                              160,629
        10,500 China Metal Recycling Holdings
                  Ltd. (c)                            12,766
       622,487 China Properties Group Ltd. (b)       154,898
       367,500 China Sanjiang Fine Chemicals
                  Co., Ltd.                          176,262
       157,500 China Shanshui Cement Group
                  Ltd.                                70,667
       802,487 China Vanadium Titano -
                  Magnetite Mining Co., Ltd.         128,298
       689,987 China Wireless Technologies Ltd. 261,546 545,987 China Zhongwang Holdings
                  Ltd. (b)                           166,132
       209,986 CIMC Enric Holdings Ltd.              326,510
       239,986 Dongyue Group                          96,229
       922,487 Fantasia Holdings Group Co., Ltd. 148,672 832,488 Hidili Industry International
                  Development Ltd.                   150,268
       225,000 Hilong Holding Ltd.                   132,284
        42,375 Himax Technologies, Inc., ADR         221,198
       300,000 Honghua Group Ltd.                    103,274


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
       300,001 Ju Teng International Holdings
                  Ltd.                          $    140,794
       491,402 Kaisa Group Holdings Ltd. (b)         110,875
       560,417 MIE Holdings Corp.                    130,060
     1,436,058 Peak Sport Products Co., Ltd.         257,363
       997,487 Powerlong Real Estate Holdings
                  Ltd.                               194,198
     3,854,935 Renhe Commercial Holdings
                  Co., Ltd. (b)                      221,175
         7,891 Silicon Motion Technology
                  Corp., ADR                          83,566
       202,486 Sunny Optical Technology
                  Group Co., Ltd.                    244,360
       240,000 TCL Multimedia Technology
                  Holdings Ltd.                      141,412
       207,360 Tianneng Power International
                  Ltd.                                83,414
        10,000 Trauson Holdings Co., Ltd. (c)          9,618
       476,251 XTEP International Holdings           198,948
       412,493 Yashili International Holdings
                  Ltd.                               184,015
       210,000 Yip's Chemical Holdings Ltd.          190,342
                                                ------------
                                                   5,126,042
                                                ------------

               CHILE - 1.1%
       155,626 Empresas Hites S.A.                   122,253
     4,469,262 Madeco S.A.                           155,001
                                                ------------
                                                     277,254
                                                ------------

               CHINA - 6.6%
       360,000 Anhui Expressway Co.                  171,737
       255,000 Baoye Group Co., Ltd.                 192,005
       172,486 China Suntien Green Energy
                  Corp., Ltd.                         63,158
     1,304,973 Chongqing Machinery &
                  Electric Co., Ltd.                 159,840
       734,987 Guodian Technology &
                  Environment Group Co., Ltd.        226,484
        75,000 Shandong Luoxin Pharmacy
                  Stock Co., Ltd.                     72,524
       240,000 Shenzhen Expressway Co., Ltd.          88,189
       569,987 Sichuan Expressway Co., Ltd.          152,858
       442,487 Sinotrans Ltd.                         83,294
       211,000 Tianjin ZhongXin
                  Pharmaceutical Group Corp.,
                  Ltd.                               229,990
        37,500 Tong Ren Tang Technologies
                  Co., Ltd.                          114,104
       247,500 Xinhua Winshare Publishing and
                  Media Co., Ltd.                    117,750
                                                ------------
                                                   1,671,933
                                                ------------

               EGYPT - 0.8%
         6,540 Eastern Tobacco                        85,717
     2,181,921 Orascom Telecom Media And
                  Technology Holding SAE             121,229
                                                ------------
                                                     206,946
                                                ------------

                        See Notes to Financial Statements                Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               HONG KONG - 3.5%
       603,737 BYD Electronic International
                  Co., Ltd. (b)                 $    323,039
     1,373,193 China South City Holdings Ltd.        306,293
       247,500 CITIC Telecom International
                  Holdings Ltd.                       74,033
       225,001 Shenzhen Investment Ltd.               85,579
       180,000 Tianjin Development Holdings
                  Ltd. (b)                            97,240
                                                ------------
                                                     886,184
                                                ------------
               HUNGARY - 1.3%
         3,045 EGIS Pharmaceuticals PLC              294,430
        26,506 Magyar Telekom
                  Telecommunications PLC              39,772
                                                ------------
                                                     334,202
                                                ------------
               INDONESIA - 10.6%
     1,760,000 Agung Podomoro Land Tbk PT             68,272
     1,258,323 Alam Sutera Realty Tbk PT              95,087
       498,662 Bank Bukopin Tbk PT                    36,175
     1,909,790 Borneo Lumbung Energi &
                  Metal Tbk PT (b)                    74,083
       415,547 Ciputra Development Tbk PT             56,523
       160,290 Ciputra Surya Tbk PT                   53,295
       245,250 Citra Marga Nusaphala Persada
                  Tbk PT                              75,984
       528,001 Erajaya Swasembada Tbk PT             162,257
        92,061 Garda Tujuh Buana Tbk PT (b) (c)       20,406
     1,103,612 Indika Energy Tbk PT                   85,620
     3,095,169 Intiland Development Tbk PT           159,047
       712,381 Japfa Comfeed Indonesia Tbk PT        115,560
     2,991,998 Kawasan Industri Jababeka Tbk
                  PT (b)                             107,019
       267,945 Lippo Cikarang Tbk PT (b)             230,824
       985,919 Matahari Putra Prima Tbk PT           290,561
        16,560 Mayora Indah Tbk PT                    50,306
        98,640 Mitra Adiperkasa Tbk PT                69,570
     2,331,427 Pakuwon Jati Tbk PT                    81,042
     7,327,341 Panin Financial Tbk PT (b)            155,037
     1,869,996 Pembangunan Perumahan
                  Persero Tbk PT                     254,357
       362,670 Summarecon Agung Tbk PT                47,138
       277,036 Surya Semesta Internusa Tbk PT         36,287
     1,051,878 Tiga Pilar Sejahtera Food Tbk         132,478
     1,108,157 Wijaya Karya Persero Tbk PT           228,889
                                                ------------
                                                   2,685,817
                                                ------------
               MALAYSIA - 4.9%
       111,000 DRB-Hicom Bhd                          94,505
     1,375,500 JCY International Bhd                 291,687
       106,600 KLCC Property Holdings Bhd            229,429
       196,500 Kulim Malaysia Bhd                    214,567
       235,600 Mudajaya Group Bhd                    193,879
       178,500 Pavilion Real Estate Investment
                  Trust                               85,309
       136,500 UOA Development Bhd                   104,551


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MALAYSIA (CONTINUED)
        58,600 WCT Bhd (c)                      $     46,183
                                                ------------
                                                   1,260,110
                                                ------------
               MALTA - 0.2%
        12,166 Brait SE (b)                           50,953
                                                ------------
               MEXICO - 2.0%
        48,181 Alsea SAB de C.V.                     114,229
       229,786 Corp. GEO SAB de C.V. (b)              97,537
        91,575 Desarrolladora Homex SAB
                  de C.V. (b)                         57,599
        69,136 Empresas ICA SAB de C.V. (b)          130,723
        65,055 Grupo Famsa SAB de C.V. (b)           113,015
                                                ------------
                                                     513,103
                                                ------------
               PHILIPPINES - 2.3%
       420,000 Atlas Consolidated Mining &
                  Development                        143,889
       946,000 Filinvest Land, Inc.                   37,227
        71,710 First Philippine Holdings Corp.       121,426
       379,500 GMA Holdings, Inc.                     78,623
     1,305,000 Lopez Holdings Corp.                  154,667
       222,100 SM Development Corp.                   38,867
                                                ------------
                                                     574,699
                                                ------------
               POLAND - 2.3%
         3,571 Asseco Poland S.A.                     45,762
        30,345 Enea S.A.                             120,916
        14,130 Eurocash S.A.                         249,625
        11,011 Grupa Lotos S.A. (b)                  118,968
         2,596 Grupa Azoty S.A.                       57,816
                                                ------------
                                                     593,087
                                                ------------
               RUSSIA - 2.5%
         5,431 Acron JSC (c)                         205,777
       137,595 Aeroflot - Russian Airlines
                  OJSC (c)                           236,652
     2,225,946 Mosenergo OAO (c)                      72,497
   668,457,911 TGK-1 OAO (c)                         135,028
                                                ------------
                                                     649,954
                                                ------------
               SINGAPORE - 0.8%
       240,000 China Minzhong Food Corp.,
                  Ltd. (b)                           197,870
                                                ------------
               SOUTH AFRICA - 5.3%
       114,001 Capital Property Fund                 122,708
        58,036 Emira Property Fund                    87,831
        25,590 EOH Holdings Ltd.                     137,230
         3,765 Hosken Consolidated
                  Investments Ltd.                    47,591
         8,310 Invicta Holdings Ltd.                  83,058
        24,345 JD Group Ltd.                          76,347
        13,110 Lewis Group Ltd.                       83,553
         5,431 Oceana Group Ltd                       46,261
         2,685 Omnia Holdings Ltd.                    49,810
        20,175 Palabora Mining Co., Ltd. (b)         223,995

Page 96                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH AFRICA (CONTINUED)
        57,780 Pinnacle Technology
                  Holdings Ltd.                 $    139,700
        87,181 Super Group Ltd. (b)                  204,171
        28,245 Telkom S.A. SOC Ltd. (b)               47,432
                                                ------------
                                                   1,349,687
                                                ------------
               TAIWAN - 9.6%
        28,291 A-DATA Technology Co., Ltd.            63,244
        50,581 Ability Enterprise Co., Ltd.           45,398
        53,115 AcBel Polytech, Inc.                   42,356
       208,725 Ardentec Corp.                        131,624
       250,336 Cathay Real Estate Development
                  Co., Ltd.                          159,117
        78,690 Chin-Poon Industrial Co.              115,524
        70,816 China Metal Products                   88,369
       263,056 CMC Magnetics Corp. (b)                48,010
       120,090 Continental Holdings Corp.             44,076
        46,815 Darfon Electronics Corp.               36,317
        31,621 Eclat Textile Co., Ltd.               233,694
       120,090 Feng TAY Enterprise Co., Ltd.         201,946
       123,856 Formosan Rubber Group, Inc.           101,867
       273,480 Grand Pacific Petrochemical           159,684
         3,810 Hermes Microvision, Inc.              109,326
        43,426 Hung Poo Real Estate
                  Development Corp.                   42,816
        51,630 Kenda Rubber Industrial Co.,
                  Ltd.                               114,041
        68,370 King Yuan Electronics Co., Ltd.        50,415
        13,876 Medigen Biotechnology Corp. (b)        79,401
        23,011 Merida Industry Co., Ltd.             136,664
        27,556 Powertech Technology, Inc.             51,764
       257,340 Rich Development Co., Ltd.            133,517
        45,135 Sigurd Microelectronics Corp.          36,745
        51,331 Sincere Navigation Corp.               45,472
       100,080 Vanguard International
                  Semiconductor Corp.                113,534
        30,690 Wei Chuan Foods Corp.                  52,121
                                                ------------
                                                   2,437,042
                                                ------------
               THAILAND - 7.5%
        55,600 Amata Corp. PCL                        32,627
        75,000 Bangchak Petroleum PCL                 83,427
     1,526,800 Bangkokland PCL                        75,319
       142,500 Central Plaza Hotel PCL               152,769
       279,100 CH Karnchang PCL                      188,976
       319,600 Hemaraj Land and Development
                  PCL                                 35,654
       933,000 Italian-Thai Development
                  PCL (b)                            150,411
     1,558,500 Quality Houses PCL                    155,775
        48,100 Samart Corp. PCL                       35,515
     1,420,500 Sansiri PCL                           142,897
         7,708 Siam Future Development PCL             1,603
       195,029 Sino Thai Engineering &
                  Construction PCL                   122,620


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               THAILAND (CONTINUED)
        91,425 Somboon Advance Technology
                  PCL                           $     59,545
       162,100 SPCG PCL (b)                          120,732
        58,500 STP & I PCL                           142,878
        49,600 Thai Airways International PCL         39,501
        30,000 Thanachart Capital PCL                 37,240
       219,100 Ticon Industrial Connection PCL       127,864
       154,600 Toyo-Thai Corp. PCL                   165,741
        75,000 Vinythai PCL                           28,293
                                                ------------
                                                   1,899,387
                                                ------------
               TURKEY - 8.2%
        74,536 Akfen Holding A.S.                    178,930
        67,801 Aksa Akrilik Kimya Sanayii            238,342
        43,530 Alarko Holding A.S.                   130,452
        85,711 Albaraka Turk Katilim Bankasi
                  A.S. (b)                            81,769
       200,566 Anadolu Anonim Tuerk Sigorta
                  Sirketi (b)                        128,948
        36,811 Dogus Otomotiv Servis ve
                  Ticaret A.S.                       186,660
        15,195 Gubre Fabrikalari TAS (b)             107,934
       154,756 Kardemir Karabuk Demir Celik
                  Sanayi ve Ticaret A.S. (b)         115,543
        32,265 Koza Anadolu Metal Madencilik
                  Isletmeleri A.S. (b)                47,845
         2,926 Otokar Otomotiv Ve Savunma
                  Sanayi A.S.                        102,024
        26,776 Petkim Petrokimya Holding A.S.         39,289
       194,355 Sekerbank TAS (b)                     188,440
        89,145 Torunlar Gayrimenkul Yatirim
                  Ortakligi A.S.                     161,309
       112,635 Turcas Petrol A.S.                    186,294
        16,711 Yazicilar Holding A.S.                204,479
                                                ------------
                                                   2,098,258
                                                ------------
               TOTAL INVESTMENTS - 98.3%          25,018,768
               (Cost $27,079,786) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 1.7%                 426,448
                                                ------------
               NET ASSETS - 100.0%              $ 25,445,216
                                                ============

                        See Notes to Financial Statements                Page 97

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $590,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,651,260.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                                TOTAL        LEVEL 1   SIGNIFICANT  SIGNIFICANT
                              VALUE AT       QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                   6/30/2013      PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks:
   Austria                   $   177,275  $   177,275   $     --        $   --
   Bermuda                     1,528,682    1,528,682         --            --
   Brazil                        500,283      500,283         --            --
   Cayman Islands              5,126,042    5,103,658     22,384            --
   Chile                         277,254      277,254         --            --
   China                       1,671,933    1,671,933         --            --
   Egypt                         206,946      206,946         --            --
   Hong Kong                     886,184      886,184         --            --
   Hungary                       334,202      334,202         --            --
   Indonesia                   2,685,817    2,665,411     20,406            --
   Malaysia                    1,260,110    1,213,927     46,183            --
   Malta                          50,953       50,953         --            --
   Mexico                        513,103      513,103         --            --
   Philippines                   574,699      574,699         --            --
   Poland                        593,087      593,087         --            --
   Russia                        649,954           --    649,954            --
   Singapore                     197,870      197,870         --            --
   South Africa                1,349,687    1,349,687         --            --
   Taiwan                      2,437,042    2,437,042         --            --
   Thailand                    1,899,387    1,899,387         --            --
   Turkey                      2,098,258    2,098,258         --            --
                             ---------------------------------------------------
Total Investments            $25,018,768  $24,279,841   $738,927        $   --
                             ===================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Fund transferred common stocks valued at $842,299 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development                12.1%
Construction & Engineering                           7.4
Chemicals                                            6.0
Textiles, Apparel & Luxury Goods                     5.2
Food Products                                        4.9
Metals & Mining                                      4.8
Semiconductors & Semiconductor Equipment             4.5
Oil, Gas & Consumable Fuels                          4.5
Industrial Conglomerates                             3.2
Pharmaceuticals                                      2.8
Electronic Equipment, Instruments & Components       2.7
Real Estate Investment Trusts                        2.7
Energy Equipment & Services                          2.4
Multiline Retail                                     2.3
Computers & Peripherals                              2.3
Communications Equipment                             2.3
Household Durables                                   2.0
Transportation Infrastructure                        1.9
Electric Utilities                                   1.9
Machinery                                            1.7
Hotels, Restaurants & Leisure                        1.6
Specialty Retail                                     1.4
Auto Components                                      1.4
Commercial Banks                                     1.4
Distributors                                         1.2
Insurance                                            1.1
Airlines                                             1.1
Electrical Equipment                                 1.1
Food & Staples Retailing                             1.0
Trading Companies & Distributors                     0.9
Media                                                0.9
Gas Utilities                                        0.7
Leisure Equipment & Products                         0.7
Diversified Telecommunication Services               0.6
Containers & Packaging                               0.6
Health Care Providers & Services                     0.6
Road & Rail                                          0.6
IT Services                                          0.5
Wireless Telecommunication Services                  0.5
Independent Power Producers & Energy Traders         0.5
Automobiles                                          0.4
Tobacco                                              0.3
Air Freight & Logistics                              0.3
Biotechnology                                        0.3
Construction Materials                               0.3
Capital Markets                                      0.2
Software                                             0.2
Marine                                               0.2
Commercial Services & Supplies                       0.1
Health Care Equipment & Supplies                     0.0*
-------------------------------------------------------------
TOTAL INVESTMENTS                                   98.3
NET OTHER ASSETS AND LIABILITIES                     1.7
                                                  -------
TOTAL                                              100.0%
                                                  =======

* Amount is less than 0.1%.

Page 98                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2013 (UNAUDITED)

                                                                         FIRST TRUST
                                                                         ASIA PACIFIC        FIRST TRUST         FIRST TRUST
                                                                           EX-JAPAN             EUROPE          LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FPA)               (FEP)               (FLN)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $    8,561,817      $   58,547,910      $   12,759,712
Cash................................................................                --                  --                  --
Foreign currency....................................................                --              51,130              20,501
Receivables:
   Dividends........................................................            19,606              81,043              40,301
   Fund shares sold.................................................                --                  --           1,153,860
   Dividend reclaims................................................                --              70,666                  --
   Investment securities sold.......................................                --                  --                  --
Other assets........................................................                --                 337               1,365
                                                                        --------------      --------------      --------------
   TOTAL ASSETS.....................................................         8,581,423          58,751,086          13,975,739
                                                                        --------------      --------------      --------------

LIABILITIES:
Due to custodian USD................................................             3,090             260,533              52,620
Due to custodian foreign currency...................................             3,102                  --                  --
Payables:
   Collateral for securities on loan................................                --                  --                  --
   Investment securities purchased..................................                --                  --           1,147,583
   Investment advisory fees.........................................             8,446              35,480               7,944
                                                                        --------------      --------------      --------------
   TOTAL LIABILITIES................................................            14,638             296,013           1,208,147
                                                                        --------------      --------------      --------------
NET ASSETS..........................................................    $    8,566,785      $   58,455,073      $   12,767,592
                                                                        ==============      ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $   10,197,753      $   57,575,720      $   14,734,238
Par value...........................................................             3,500              22,000               5,500
Accumulated net investment income (loss)............................          (30,185)              35,580             (35,324)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................       (1,030,886)              38,764            (536,205)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.....................................         (573,397)             783,009          (1,400,617)
                                                                        --------------      --------------      --------------
NET ASSETS..........................................................    $    8,566,785      $   58,455,073      $   12,767,592
                                                                        ==============      ==============      ==============
NET ASSET VALUE, per share..........................................    $        24.48      $       26.57$               23.21
                                                                        ==============      ==============      ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           350,002           2,200,002             550,002
                                                                        ==============      ==============      ==============
Investments, at cost................................................    $    9,134,875      $   57,763,826      $   14,162,277
                                                                        ==============      ==============      ==============
Foreign currency, at cost (proceeds)................................    $       (3,106)     $       51,056      $       21,204
                                                                        ==============      ==============      ==============
Securities on loan, at value........................................    $           --      $           --      $           --
                                                                        ==============      ==============      ==============


Page 100                See Notes to Financial Statements

                                                                                  FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          DEVELOPED          FIRST TRUST
     BRAZIL              CHINA               JAPAN            SOUTH KOREA        MARKETS EX-US      EMERGING MARKETS
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FBZ)               (FCA)               (FJP)               (FKO)               (FDT)               (FEM)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

 $    4,776,074      $    3,929,166      $   20,675,106      $    2,266,284      $   94,525,739      $  121,233,111
             --                  --              55,228                  --                  --                  --
          8,134              22,738              50,100                  --              79,014           1,122,109

         39,046              52,665               8,856               4,971             139,234           1,041,548
             --                  --                  --                  --                  --                  --
             --                  --                  --                  --              60,737                  28
         33,924                  --                  --                  --                 326                  --
             --                  --                  --                  --               6,265                  --
 --------------      --------------      --------------      --------------      --------------      --------------
      4,857,178           4,004,569          20,789,290           2,271,255          94,811,315         123,396,796
 --------------      --------------      --------------      --------------      --------------      --------------


         78,390              81,751                  --               1,061             538,663           1,838,697
             --                  --                  --                  --                  --                  --

             --                  --                  --                  --             795,725           4,288,675
             --                  --                  --                  --                  --                  --
          3,404               3,193              12,969               1,531              67,213              96,881
 --------------      --------------      --------------      --------------      --------------      --------------
         81,794              84,944              12,969               2,592           1,401,601           6,224,253
 --------------      --------------      --------------      --------------      --------------      --------------
 $    4,775,384      $    3,919,625      $   20,776,321      $    2,268,663      $   93,409,714      $  117,172,543
 ==============      ==============      ==============      ==============      ==============      ==============


 $    7,855,502      $    5,939,741      $   19,476,847      $    3,012,481      $   90,864,742      $  133,465,952
          2,500               2,000               5,000               1,000              21,020              50,500
        (14,690)             34,385             (28,203)               (204)           (67,699)             118,822

     (1,909,724)           (717,419)           (252,124)           (566,270)            814,209          (6,893,379)

     (1,158,204)         (1,339,082)          1,574,801            (178,344)          1,777,442          (9,569,352)
 --------------      --------------      --------------      --------------      --------------      --------------
 $    4,775,384      $    3,919,625      $   20,776,321      $    2,268,663      $   93,409,714      $  117,172,543
 ==============      ==============      ==============      ==============      ==============      ==============
 $        19.10      $        19.60      $        41.55      $        22.69      $        44.44      $        23.20
 ==============      ==============      ==============      ==============      ==============      ==============

        250,002             200,002             500,002             100,002           2,102,000           5,050,002
 ==============      ==============      ==============      ==============      ==============      ==============
 $    5,929,804      $    5,268,289      $   19,100,460      $    2,444,633      $   92,747,194      $  130,765,477
 ==============      ==============      ==============      ==============      ==============      ==============
 $        8,423      $       22,736      $       50,021      $           --      $       78,945      $    1,129,629
 ==============      ==============      ==============      ==============      ==============      ==============
 $           --      $           --      $           --      $           --      $      757,276      $    3,933,764
 ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements          Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2013 (UNAUDITED)



                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                           GERMANY              CANADA            AUSTRALIA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FGM)               (FCAN)              (FAUS)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $   14,773,465      $   24,632,859      $    1,407,399
Cash................................................................                --                  --                  --
Foreign currency....................................................             4,033              20,126               5,245
Receivables:
   Dividends........................................................                --              52,038               5,266
   Fund shares sold.................................................                --                  --                  --
   Dividend reclaims................................................            34,375                  --                 199
   Investment securities sold.......................................                --                  --                  --
Other assets........................................................                --                  --                  --
                                                                        --------------      --------------      --------------
   TOTAL ASSETS.....................................................        14,811,873          24,705,023           1,418,109
                                                                        --------------      --------------      --------------

LIABILITIES:
Due to custodian USD................................................            55,415              21,732               6,605
Due to custodian foreign currency...................................                --                  --                  --
Payables:
   Collateral for securities on loan................................                --                  --                  --
   Investment securities purchased..................................                --                  --                  --
   Investment advisory fees.........................................            10,289              16,813                 974
                                                                        --------------      --------------      --------------
   TOTAL LIABILITIES................................................            65,704              38,545               7,579
                                                                        --------------      --------------      --------------
NET ASSETS..........................................................    $   14,746,169      $   24,666,478      $    1,410,530
                                                                        ==============      ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $   14,940,551      $   24,813,223      $    1,488,096
Par value...........................................................             4,500               7,500                 500
Accumulated net investment income (loss)............................          (37,326)              18,192             (34,756)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................           249,015             497,013             131,089
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.....................................          (410,571)           (669,450)           (174,399)
                                                                        --------------      --------------      --------------
NET ASSETS..........................................................    $   14,746,169      $   24,666,478      $   1,410,530
                                                                        ==============      ==============      ==============

NET ASSET VALUE, per share..........................................    $        32.77      $        32.89      $        28.21
                                                                        ==============      ==============      ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           450,002             750,002              50,002
                                                                        ==============      ==============      ==============
Investments, at cost................................................    $   15,183,998      $   25,301,828      $    1,581,174
                                                                        ==============      ==============      ==============
Foreign currency, at cost (proceeds)................................    $        4,028      $       20,064      $        5,674
                                                                        ==============      ==============      ==============
Securities on loan, at value........................................    $           --      $           --      $           --
                                                                        ==============      ==============      ==============

Page 102                See Notes to Financial Statements

                                                                                  FIRST TRUST         FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST      DEVELOPED MARKETS    EMERGING MARKETS
 UNITED KINGDOM          TAIWAN            HONG KONG          SWITZERLAND       EX-US SMALL CAP         SMALLCAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND     ALPHADEX(R) FUND
     (FKU)               (FTW)               (FHK)               (FSZ)              (FDTS)               (FEMS)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

 $   13,821,651      $    1,518,950      $    1,674,808      $   16,969,291      $    1,634,984      $   25,018,768
             --                  --               2,985                  --                  --             289,932
         87,761               4,415               2,691               5,746              10,547              67,788

         46,828               1,758               3,401                  --               4,651              82,001
             --                  --                  --                  --                  --                  --
             26                  --                  --              25,984               1,208                 377
             --                  --                  --                  --               4,926                  --
             --                  --                  --                  --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
     13,956,266           1,525,123           1,683,885          17,001,021           1,656,316          25,458,866
 --------------      --------------      --------------      --------------      --------------      --------------


        197,588              11,923                  --               8,871             121,633                  --
             --                  --                  --                  --                  --                  --

             --                  --                  --                  --                  --                  --
             --                  --                  --                  --               3,640                  --
         12,431               1,006               1,135              10,603               1,935              13,650
 --------------      --------------      --------------      --------------      --------------      --------------
          210,019            12,929               1,135              19,474             127,208              13,650
 --------------      --------------      --------------      --------------      --------------      --------------
 $   13,746,247      $    1,512,194      $    1,682,750      $   16,981,547      $    1,529,108      $   25,445,216
 ==============      ==============      ==============      ==============      ==============      ==============


 $   12,858,009      $    1,596,373      $    1,597,796      $   16,487,855      $    1,779,652      $   27,569,664
          4,000                 500                 500               5,000                 500               7,500
         (7,229)             (4,219)             (7,859)            (38,619)             (1,707)             18,210

        979,023            (151,294)            137,501                 368            (163,012)            (88,908)

        (87,556)             70,834             (45,188)            526,943             (86,325)         (2,061,250)
 --------------      --------------      --------------      --------------      --------------      --------------
 $   13,746,247      $    1,512,194      $    1,682,750      $   16,981,547      $    1,529,108      $   25,445,216
 ==============      ==============      ==============      ==============      ==============      ==============

 $        34.37      $        30.24      $        33.65      $        33.96      $        30.58      $        33.93
 ==============      ==============      ==============      ==============      ==============      ==============

        400,002              50,002              50,002             500,002              50,002             750,002
 ==============      ==============      ==============      ==============      ==============      ==============
 $   13,909,088      $    1,447,968      $    1,719,998      $   16,442,400      $    1,721,169      $   27,079,786
 ==============      ==============      ==============      ==============      ==============      ==============
 $       87,516      $        4,570      $        2,691      $        5,759      $       10,536      $       67,829
 ==============      ==============      ==============      ==============      ==============      ==============
 $           --      $           --      $           --      $           --      $           --      $           --
 ==============      ==============      ==============      ==============      ==============      ==============

                        See Notes to Financial Statements              Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

                                                                         FIRST TRUST
                                                                         ASIA PACIFIC        FIRST TRUST         FIRST TRUST
                                                                           EX-JAPAN             EUROPE          LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FPA)               (FEP)               (FLN)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $      228,883      $    1,128,171      $      238,054
Foreign tax withholding.............................................           (13,426)            (99,692)            (10,653)
Securities lending income (net of fees).............................                --                  --                  --
Other...............................................................                32                  65                  --
                                                                        --------------      --------------      --------------
   Total investment income..........................................           215,489           1,028,544             227,401
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................            60,536             159,228              49,993
Excise tax expense..................................................                --                  --                 892
Other...............................................................                --                  --                 483
                                                                        --------------      --------------      --------------
   Total expenses...................................................            60,536             159,228              51,368
                                                                        --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)........................................           154,953             869,316             176,033
                                                                        --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................          (482,457)            612,534              95,995
   In-kind redemptions..............................................           (79,574)                 --                  --
   Foreign currency transactions....................................             1,981                (847)             (8,427)
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................          (560,050)            611,687              87,568
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................        (1,180,622)           (641,141)         (1,823,766)
   Foreign currency translation.....................................              (323)             (1,081)              1,864
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation)................        (1,180,945)           (642,222)         (1,821,902)
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        (1,740,995)            (30,535)         (1,734,334)
                                                                        --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................    $   (1,586,042)     $      838,781      $   (1,558,301)
                                                                        ==============      ==============      ==============

Page 104                See Notes to Financial Statements

                                                                                  FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          DEVELOPED          FIRST TRUST
     BRAZIL              CHINA               JAPAN            SOUTH KOREA        MARKETS EX-US      EMERGING MARKETS
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FBZ)               (FCA)               (FJP)               (FKO)               (FDT)               (FEM)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

 $      113,204      $      161,785      $      160,400      $       24,540      $    1,784,022      $    3,661,041
         (5,589)             (6,616)            (11,464)             (4,363)           (146,152)           (267,341)
             --                  --                  --                  --              27,039              31,672
             --                  --                  --                  30                  79                  --
 --------------      --------------      --------------      --------------      --------------      --------------
        107,615             155,169             148,936              20,207           1,664,988           3,425,372
 --------------      --------------      --------------      --------------      --------------      --------------


         23,132              31,923             56,542                9,853             394,657             642,100
            852                  --                 --                   --                  --               1,376
             --                  --                 --                   --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
         23,984              31,923              56,542               9,853             394,657             643,476
 --------------      --------------      --------------      --------------      --------------      --------------
         83,631             123,246              92,394              10,354           1,270,331           2,781,896
 --------------      --------------      --------------      --------------      --------------      --------------



         95,588             240,746             (67,690)            (16,636)             70,069          (1,436,990)
             --               8,213             358,283                  --           5,641,660           1,481,537
         (1,859)               (557)             (6,473)             (2,017)            (47,117)            (27,539)
 --------------      --------------      --------------      --------------      --------------      --------------
         93,729             248,402             284,120             (18,653)          5,664,612              17,008
 --------------      --------------      --------------      --------------      --------------      --------------

     (1,153,356)         (1,840,639)          1,679,596            (348,831)         (4,982,070)        (20,927,177)
         (4,599)                 41                 250               1,799                (885)            (37,144)
 --------------      --------------      --------------      --------------      --------------      --------------
     (1,157,955)         (1,840,598)          1,679,846            (347,032)         (4,982,955)        (20,964,321)
 --------------      --------------      --------------      --------------      --------------      --------------
     (1,064,226)         (1,592,196)          1,963,966            (365,685)            681,657         (20,947,313)
 --------------      --------------      --------------      --------------      --------------      --------------

 $     (980,595)     $   (1,468,950)     $    2,056,360      $     (355,331)     $    1,951,988      $  (18,165,417)
 ==============      ==============      ==============      ==============      ==============      ==============

                        See Notes to Financial Statements              Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)



                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                           GERMANY              CANADA            AUSTRALIA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FGM)               (FCAN)              (FAUS)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $      389,002      $      286,438      $       53,708
Foreign tax withholding.............................................           (44,749)            (42,961)               (633)
Securities lending income (net of fees).............................                --                  --                  --
Other...............................................................                --                  --                  --
                                                                        --------------      --------------      --------------
   Total investment income..........................................           344,253             243,477              53,075
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................            52,389              79,103              10,531
Excise tax expense..................................................                --                 174                 103
Other...............................................................                --                  --                  --
                                                                        --------------      --------------      --------------
   Total expenses...................................................            52,389              79,277              10,634
                                                                        --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)........................................           291,864             164,200              42,441
                                                                        --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................           (68,102)              8,081             (39,050)
   In-kind redemptions..............................................           558,726             891,162             445,412
   Foreign currency transactions....................................              (617)             (2,758)             (2,122)
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................           490,007             896,485             404,240
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................        (1,152,203)         (1,105,311)           (485,694)
   Foreign currency translation.....................................              (211)               (404)               (609)
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation)................        (1,152,414)         (1,105,715)           (486,303)
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          (662,407)           (209,230)            (82,063)
                                                                        --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................    $     (370,543)     $      (45,030)     $      (39,622)
                                                                        ==============      ==============      ==============

Page 106                See Notes to Financial Statements

                                                                                  FIRST TRUST         FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST      DEVELOPED MARKETS    EMERGING MARKETS
 UNITED KINGDOM          TAIWAN            HONG KONG          SWITZERLAND       EX-US SMALL CAP         SMALLCAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND     ALPHADEX(R) FUND
     (FKU)               (FTW)               (FHK)               (FSZ)              (FDTS)               (FEMS)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

 $      417,093      $        1,751      $       27,148      $      415,772      $       45,831      $      193,043
             --                  --                  --             (18,715)             (4,151)            (13,091)
             --                  --                  --                  --                  --                  --
             --                  --                  --                  --                 163                  --
 --------------      --------------      --------------      --------------      --------------      --------------
        417,093               1,751              27,148             397,057              41,843             179,952
 --------------      --------------      --------------      --------------      --------------      --------------


         63,195               5,970               7,197              52,221               9,442              27,876
             --                  --                  --                  --                  --                  --
             --                  --                  --                  --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
         63,195               5,970               7,197              52,221               9,442              27,876
 --------------      --------------      --------------      --------------      --------------      --------------
        353,898              (4,219)             19,951             344,836              32,401             152,076
 --------------      --------------      --------------      --------------      --------------      --------------



        (92,765)             (7,904)            (59,367)            (13,120)             63,473              93,352
      1,231,657                  --             331,535             271,304             (18,878)                 --
         (1,824)                (18)                (20)             (1,694)                960             (11,503)
 --------------      --------------      --------------      --------------      --------------      --------------
      1,137,068              (7,922)            272,148             256,490              45,555              81,849
 --------------      --------------      --------------      --------------      --------------      --------------

     (1,082,831)             49,257            (329,669)            (43,031)           (170,624)         (2,323,043)
           (294)               (153)                  2                 (28)               (146)               (253)
 --------------      --------------      --------------      --------------      --------------      --------------
     (1,083,125)             49,104            (329,667)            (43,059)           (170,770)         (2,323,296)
 --------------      --------------      --------------      --------------      --------------      --------------
         53,943              41,182             (57,519)            213,431            (125,215)         (2,241,447)
 --------------      --------------      --------------      --------------      --------------      --------------

 $      407,841      $       36,963      $      (37,568)     $      558,267      $      (92,814)     $   (2,089,371)
 ==============      ==============      ==============      ==============      ==============      ==============

                        See Notes to Financial Statements              Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS



                                                      FIRST TRUST ASIA PACIFIC EX-                 FIRST TRUST EUROPE
                                                         JAPAN ALPHADEX(R) FUND                     ALPHADEX(R) FUND
                                                                  (FPA)                                   (FEP)
                                                  ------------------------------------    ------------------------------------
                                                      FOR THE SIX                           FOR THE SIX
                                                        MONTHS          FOR THE YEAR           MONTHS           FOR THE YEAR
                                                   ENDED 6/30/2013          ENDED          ENDED 6/30/2013          ENDED
                                                      (UNAUDITED)        12/31/2012          (UNAUDITED)         12/31/2012
                                                  ----------------    ----------------    ----------------    ----------------

OPERATIONS:
      Net investment income (loss)..............  $        154,953    $         48,412    $        869,316    $         83,137
      Net realized gain (loss)..................          (560,050)            102,610             611,687             236,018
      Net change in unrealized appreciation
         (depreciation).........................        (1,180,945)            901,343            (642,222)          1,686,947
      Net increase from payment by the advisor..                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............        (1,586,042)          1,052,365             838,781           2,006,102
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................          (165,496)            (67,541)           (823,601)           (111,606)
      Return of capital.........................                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......          (165,496)            (67,541)           (823,601)           (111,606)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................         4,167,907          13,034,356          27,619,311          25,981,219
      Cost of shares redeemed...................        (7,614,731)         (2,541,805)                 --          (2,454,180)
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................        (3,446,824)         10,492,551          27,619,311          23,527,039
                                                  ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...        (5,198,362)         11,477,375          27,634,491          25,421,535
NET ASSETS:
      Beginning of period.......................        13,765,147           2,287,772          30,820,582           5,399,047
                                                  ----------------    ----------------    ----------------    ----------------
      End of period.............................  $      8,566,785    $     13,765,147    $     58,455,073    $     30,820,582
                                                  ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................  $        (30,185)   $        (19,642)   $         35,580    $        (10,135)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...           500,002             100,002           1,200,002             250,002
      Shares sold...............................           150,000             500,000           1,000,000           1,050,000
      Shares redeemed...........................          (300,000)           (100,000)                 --            (100,000)
                                                  ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........           350,002             500,002           2,200,002           1,200,002
                                                  ================    ================    ================    ================

Page 108                See Notes to Financial Statements


  FIRST TRUST LATIN AMERICA           FIRST TRUST BRAZIL              FIRST TRUST CHINA               FIRST TRUST JAPAN
       ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND
             (FLN)                           (FBZ)                           (FCA)                           (FJP)
------------------------------  ------------------------------  ------------------------------  ------------------------------
  FOR THE SIX                     FOR THE SIX                     FOR THE SIX                     FOR THE SIX
    MONTHS       FOR THE YEAR       MONTHS       FOR THE YEAR       MONTHS       FOR THE YEAR       MONTHS       FOR THE YEAR
ENDED 6/30/2013     ENDED       ENDED 6/30/2013    ENDED        ENDED 6/30/2013     ENDED       ENDED 6/30/2013     ENDED
  (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


 $    176,033    $    147,236    $     83,631    $    259,728    $    123,246    $     52,708    $     92,394    $     41,893
       87,568        (318,715)         93,729      (1,881,349)        248,402        (585,535)        284,120        (473,776)

   (1,821,902)        715,388      (1,157,955)      1,894,574      (1,840,598)      1,225,073       1,679,846         284,973
           --              --              --              --              --             787              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (1,558,301)        543,909        (980,595)        272,953      (1,468,950)        693,033       2,056,360        (146,910)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (224,436)       (131,037)       (100,176)       (263,262)        (88,861)        (52,465)       (119,780)        (43,306)
           --              --              --              --              --          (2,691)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     (224,436)       (131,037)       (100,176)       (263,262)        (88,861)        (55,156)       (119,780)        (43,306)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    5,241,416       6,472,079              --              --       7,468,082       1,201,191      19,095,420              --
           --              --              --      (1,065,727)     (5,702,407)     (1,077,188)     (2,030,167)     (1,816,558)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    5,241,416       6,472,079              --      (1,065,727)      1,765,675         124,003      17,065,253      (1,816,558)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    3,458,679       6,884,951      (1,080,771)     (1,056,036)        207,864         761,880      19,001,833      (2,006,774)

    9,308,913       2,423,962       5,856,155       6,912,191       3,711,761       2,949,881       1,774,488       3,781,262
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $ 12,767,592    $  9,308,913    $  4,775,384    $  5,856,155    $  3,919,625    $  3,711,761    $ 20,776,321    $  1,774,488
 ============    ============    ============    ============    ============    ============    ============    ============

 $    (35,324)   $     13,079    $    (14,690)   $      1,855    $     34,385    $         --    $    (28,203)   $       (817)
 ============    ============    ============    ============    ============    ============    ============    ============

      350,002         100,002         250,002         300,002         150,002         150,002          50,002         100,002
      200,000         250,000              --              --         300,000          50,000         500,000              --
           --              --              --         (50,000)       (250,000)        (50,000)        (50,000)        (50,000)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      550,002         350,002         250,002         250,002         200,002         150,002         500,002          50,002
 ============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements              Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                        FIRST TRUST SOUTH KOREA              FIRST TRUST DEVELOPED MARKETS
                                                            ALPHADEX(R) FUND                     EX-US ALPHADEX(R) FUND
                                                                 (FKO)                                   (FDT)
                                                  ------------------------------------    ------------------------------------
                                                      FOR THE SIX                            FOR THE SIX
                                                        MONTHS          FOR THE YEAR           MONTHS           FOR THE YEAR
                                                   ENDED 6/30/2013          ENDED          ENDED 6/30/2013          ENDED
                                                      (UNAUDITED)        12/31/2012          (UNAUDITED)         12/31/2012
                                                  ----------------    ----------------    ----------------    ----------------

OPERATIONS:
      Net investment income (loss)..............  $         10,354    $          7,582    $      1,270,331    $      1,179,368
      Net realized gain (loss)..................           (18,653)           (322,344)          5,664,612             486,900
      Net change in unrealized appreciation
         (depreciation).........................          (347,032)            527,018          (4,982,955)          8,009,818
      Net increase from payment by the advisor..                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............          (355,331)            212,256           1,951,988           9,676,086
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................           (10,250)             (7,766)         (1,084,899)         (1,510,854)
      Return of capital.........................                --              (4,599)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......           (10,250)            (12,365)         (1,084,899)         (1,510,854)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................                --           1,299,538          36,760,063         112,463,205
      Cost of shares redeemed...................                --                  --         (36,566,672)        (45,623,789)
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................                --           1,299,538             193,391          66,839,416
                                                  ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...          (365,581)          1,499,429           1,060,480          75,004,648
NET ASSETS:
      Beginning of period.......................         2,634,244           1,134,815          92,349,234          17,344,586
                                                  ----------------    ----------------    ----------------    ----------------
      End of period.............................  $      2,268,663    $      2,634,244    $     93,409,714    $     92,349,234
                                                  ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................  $           (204)   $           (308)   $        (67,699)   $       (253,131)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...           100,002              50,002           2,102,000             452,000
      Shares sold...............................                --              50,000             800,000           2,750,000
      Shares redeemed...........................                --                  --            (800,000)         (1,100,000)
                                                  ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........           100,002             100,002           2,102,000           2,102,000
                                                  ================    ================    ================    ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

Page 110                See Notes to Financial Statements


 FIRST TRUST EMERGING MARKETS        FIRST TRUST GERMANY              FIRST TRUST CANADA            FIRST TRUST AUSTRALIA
       ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND
            (FEM)                           (FGM)                           (FCAN)                          (FAUS)
------------------------------  ------------------------------  ------------------------------  ------------------------------
 FOR THE SIX                     FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
    MONTHS       FOR THE YEAR       MONTHS      12/14/2012 (a)      MONTHS      12/14/2012 (a)      MONTHS      12/14/2012 (a)
ENDED 6/30/2013     ENDED       ENDED 6/30/2013    THROUGH      ENDED 6/30/2013    THROUGH      ENDED 6/30/2013    THROUGH
 (UNAUDITED)      12/31/2012     (UNAUDITED)      12/31/2012     (UNAUDITED)      12/31/2012     (UNAUDITED)      12/31/2012
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


 $  2,781,896    $  2,258,672    $    291,864    $     51,179    $    164,200    $     53,243    $     42,441    $    124,055
       17,008      (2,750,244)        490,007         (84,576)        896,485        (101,231)        404,240        (156,641)

  (20,964,321)     12,675,950      (1,152,414)        741,843      (1,105,715)        436,266        (486,303)        311,904
           --           5,335              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (18,165,417)     12,189,713        (370,543)        708,446         (45,030)        388,278         (39,622)        279,318
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (2,616,526)     (2,312,146)       (329,096)        (49,359)       (126,081)        (73,386)        (43,632)       (156,473)
           --              --              --         (11,517)             --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   (2,616,526)     (2,312,146)       (329,096)        (60,876)       (126,081)        (73,386)        (43,632)       (156,473)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   64,376,736     131,884,147      13,759,489       5,836,444      33,064,252       9,183,436       1,598,877       4,464,790
  (55,646,271)    (35,753,919)     (3,326,627)     (1,471,068)    (16,130,889)     (1,594,101)     (3,226,415)     (1,466,313)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    8,730,465      96,130,228      10,432,862       4,365,376      16,933,363       7,589,335      (1,627,538)      2,998,477
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  (12,051,478)    106,007,795       9,733,223       5,012,946      16,762,251       7,904,227      (1,710,792)      3,121,322

  129,224,021      23,216,226       5,012,946              --       7,904,227              --       3,121,322              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $117,172,543    $129,224,021    $ 14,746,169    $  5,012,946    $ 24,666,478    $  7,904,227    $  1,410,530    $  3,121,322
 ============    ============    ============    ============    ============    ============    ============    ============

  $   118,822    $    (46,548)   $    (37,326)   $        (94)   $     18,192    $    (19,927)   $    (34,756)   $    (33,565)
 ============    ============    ============    ============    ============    ============    ============    ============

    4,950,002       1,050,002         150,002              --         250,002              --         100,002              --
    2,400,000       5,400,000         400,000         200,002       1,000,000         300,002          50,000         150,002
   (2,300,000)     (1,500,000)       (100,000)        (50,000)       (500,000)        (50,000)       (100,000)        (50,000)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    5,050,002       4,950,002         450,002         150,002         750,002         250,002          50,002         100,002
 ============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements              Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       FIRST TRUST UNITED KINGDOM                  FIRST TRUST TAIWAN
                                                            ALPHADEX(R) FUND                        ALPHADEX(R) FUND
                                                                 (FKU)                                   (FTW)
                                                  ------------------------------------    ------------------------------------
                                                    FOR THE SIX        FOR THE PERIOD       FOR THE SIX        FOR THE PERIOD
                                                       MONTHS           2/14/2012 (a)          MONTHS           2/14/2012 (a)
                                                  ENDED 6/30/2013          THROUGH        ENDED 6/30/2013          THROUGH
                                                    (UNAUDITED)          12/31/2012         (UNAUDITED)          12/31/2012
                                                  ----------------    ----------------    ----------------    ----------------

OPERATIONS:
      Net investment income (loss)..............  $        353,898    $        137,305    $         (4,219)   $         62,666
      Net realized gain (loss)..................         1,137,068            (157,654)             (7,922)           (146,439)
      Net change in unrealized appreciation
         (depreciation).........................        (1,083,125)            995,569              49,104              21,730
      Net increase from payment by the advisor..                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............           407,841             975,220              36,963             (62,043)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................          (355,136)           (143,687)                 --             (56,771)
      Return of capital.........................                --                  --                  --              (2,390)
                                                  ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......          (355,136)           (143,687)                 --             (69,161)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................        15,446,601           5,975,267                  --           3,017,325
      Cost of shares redeemed...................        (8,559,859)                 --                  --          (1,410,890)
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................         6,886,742           5,975,267                  --           1,606,435
                                                  ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...         6,939,447           6,806,800              36,963           1,475,231
NET ASSETS:
      Beginning of period.......................         6,806,800                  --           1,475,231                  --
                                                  ----------------    ----------------    ----------------    ----------------
      End of period.............................  $     13,746,247    $      6,806,800    $      1,512,194    $      1,475,231
                                                  ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................  $         (7,229)   $         (5,991)   $         (4,219)   $             --
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...           200,002                  --              50,002                  --
      Shares sold...............................           450,000             200,002                  --             100,002
      Shares redeemed...........................          (250,000)                 --                  --             (50,000)
                                                  ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........           400,002             200,002              50,002              50,002
                                                  ================    ================    ================    ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

Page 112                See Notes to Financial Statements

                                                                FIRST TRUST DEVELOPED MARKETS    FIRST TRUST EMERGING MARKETS
    FIRST TRUST HONG KONG          FIRST TRUST SWITZERLAND             EX-US SMALL CAP                    SMALL CAP
       ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND                ALPHADEX(R) FUND
            (FHK)                           (FSZ)                           (FDTS)                          (FEMS)
------------------------------  ------------------------------  ------------------------------  ------------------------------
  FOR THE SIX   FOR THE PERIOD    FOR THE SIX   FOR THE PERIOD    FOR THE SIX   FOR THE PERIOD    FOR THE SIX   FOR THE PERIOD
    MONTHS      2/14/2012 (a)       MONTHS      2/14/2012 (a)       MONTHS      2/15/2012 (a)       MONTHS      2/15/2012 (a)
ENDED 6/30/2013    THROUGH      ENDED 6/30/2013    THROUGH      ENDED 6/30/2013    THROUGH      ENDED 6/30/2013    THROUGH
  (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012      (UNAUDITED)     12/31/2012
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


 $     19,951    $     59,888    $    344,836    $     69,209    $     32,401    $     52,712    $    152,076    $     56,283
      272,148          19,678         256,490        (256,369)         45,555        (136,498)         81,849         (85,807)

     (329,667)        284,479         (43,059)        570,002        (170,770)         84,445      (2,323,296)        262,046
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (37,568)        364,045         558,267         382,842         (92,814)            659      (2,089,371)        232,522
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (20,861)        (66,867)       (353,791)        (98,626)        (33,006)        (70,627)       (134,031)        (60,976)
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      (20,861)        (66,867)       (353,791)        (98,626)        (33,006)        (70,627)       (134,031)        (60,976)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,794,789       3,019,060      13,599,598       4,572,590       1,624,564       3,067,124      25,960,427       3,036,330
   (1,781,997)     (1,587,851)     (1,679,333)             --      (1,494,408)     (1,472,384)             --      (1,499,685)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       12,792       1,431,209      11,920,265       4,572,590         130,156       1,594,740      25,960,427       1,536,645
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      (45,637)      1,728,387      12,124,741       4,856,806           4,336       1,524,772      23,737,025       1,708,191

    1,728,387              --       4,856,806              --       1,524,772              --       1,708,191              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,682,750    $  1,728,387    $ 16,981,547    $  4,856,806    $  1,529,108    $  1,524,772    $ 25,445,216    $  1,708,191
 ============    ============    ============    ============    ============    ============    ============    ============

 $     (7,859)   $     (6,949)   $    (38,619)   $    (29,664)   $     (1,707)   $     (1,102)   $     18,210    $        165
 ============    ============    ============    ============    ============    ============    ============    ============

       50,002              --         150,002              --          50,002              --          50,002              --
       50,000         100,002         400,000         150,002          50,000         100,002         700,000         100,002
      (50,000)        (50,000)        (50,000)             --         (50,000)        (50,000)             --         (50,000)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       50,002          50,002         500,002         150,002          50,002          50,002         750,002          50,002
 ============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements              Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND - FPA

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     27.53              $     22.88              $     29.83
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.29                     0.44                     0.30
Net realized and unrealized gain (loss)                      (3.00)                    4.65                    (6.76)
                                                       -----------              -----------              -----------
Total from investment operations                             (2.71)                    5.09                    (6.46)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.34)                   (0.44)                   (0.36)
Return of capital                                               --                       --                    (0.13)
                                                       -----------              -----------              -----------
Total distributions                                          (0.34)                   (0.44)                   (0.49)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     24.48              $     27.53              $     22.88
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                             (9.92)%                  22.54%                  (21.78)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     8,567              $    13,765              $     2,288
Ratio of total expenses to average net assets                 0.80% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.05% (c)                1.39%                    1.60% (c)
Portfolio turnover rate (d)                                     69%                     105%                      49%

FIRST TRUST EUROPE ALPHADEX(R) FUND - FEP

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     25.68              $     21.60              $     29.10
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.43                     0.54                     0.51
Net realized and unrealized gain (loss)                       0.87                     4.10                    (7.52)
                                                       -----------              -----------              -----------
Total from investment operations                              1.30                     4.64                    (7.01)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.41)                   (0.56)                   (0.49)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     26.57              $     25.68              $     21.60
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                              5.06%                   21.98%                  (24.53)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    58,455              $    30,821              $     5,399
Ratio of total expenses to average net assets                 0.80% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         4.37% (c)                1.51%                    2.81% (c)
Portfolio turnover rate (d)                                     52%                      74%                      27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 114                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND - FLN

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     26.60              $     24.24              $     29.70
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.36                     0.86                     0.76
Net realized and unrealized gain (loss)                      (3.29)                    2.30                    (5.63)
                                                       -----------              -----------              -----------
Total from investment operations                             (2.93)                    3.16                    (4.87)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.46)                   (0.80)                   (0.59)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     23.21              $     26.60              $     24.24
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                            (11.08)%                  13.35%                  (16.41)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    12,768              $     9,309              $     2,424
Ratio of total expenses to average net assets                 0.82% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.82% (c)                3.24%                    3.97% (c)
Portfolio turnover rate (d)                                     60%                     117%                      54%


FIRST TRUST BRAZIL ALPHADEX(R) FUND - FBZ

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     23.42              $     23.04              $     29.69
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.33                     0.92                     0.43
Net realized and unrealized gain (loss)                      (4.25)                    0.38                    (6.79)
                                                       -----------              -----------              -----------
Total from investment operations                             (3.92)                    1.30                    (6.36)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.40)                   (0.92)                   (0.29)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     19.10              $     23.42              $     23.04
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                            (16.79)%                   5.80%                  (21.43)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     4,775              $     5,856              $     6,912
Ratio of total expenses to average net assets                 0.83% (c)                0.81%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.89% (c)                3.87%                    2.71% (c)
Portfolio turnover rate (d)                                     52%                      98%                      46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements              Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND - FCA

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     24.74              $     19.67              $     29.90
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.62                     0.35                     0.45
Net realized and unrealized gain (loss)                      (5.32)                    5.09                   (10.23)
                                                       -----------              -----------              -----------
Total from investment operations                             (4.70)                    5.44                    (9.78)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.44)                   (0.35)                   (0.45)
Return of capital                                               --                    (0.02)                      --
                                                       -----------              -----------              -----------
Total distributions                                          (0.44)                   (0.37)                   (0.45)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     19.60              $     24.74              $     19.67
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                            (18.98)%                  28.05% (c)              (33.08)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     3,920              $     3,712              $     2,950
Ratio of total expenses to average net assets                 0.80% (d)                0.80%                    0.80% (d)
Ratio of net investment income (loss) to
   average net assets                                         3.09% (d)                1.77%                    2.56% (d)
Portfolio turnover rate (e)                                     54%                     117%                      60%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 116                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND - FJP

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     35.49              $     37.81              $     39.90
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.18                     0.55                     0.17
Net realized and unrealized gain (loss)                       6.10                    (2.29)                   (2.03)
                                                       -----------              -----------              -----------
Total from investment operations                              6.28                    (1.74)                   (1.86)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.22)                   (0.58)                   (0.23)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     41.55              $     35.49              $     37.81
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                             17.71%                   (4.60)%                  (4.66)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    20,776              $     1,774              $     3,781
Ratio of total expenses to average net assets                 0.80% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         1.31% (c)                1.41%                    0.61% (c)
Portfolio turnover rate (d)                                     49%                     127%                      43%


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND - FKO

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     26.34              $     22.70              $     30.11
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.10                     0.16                    (0.10)
Net realized and unrealized gain (loss)                      (3.65)                    3.73                    (6.74)
                                                       -----------              -----------              -----------
Total from investment operations                             (3.55)                    3.89                    (6.84)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.10)                   (0.16)                   (0.13)
Return of capital                                               --                    (0.09)                   (0.44)
                                                       -----------              -----------              -----------
Total distributions                                          (0.10)                   (0.25)                   (0.57)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     22.69              $     26.34              $     22.70
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                            (13.49)%                  17.32%                  (22.71)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     2,269              $     2,634              $     1,135
Ratio of total expenses to average net assets                 0.80% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         0.84% (c)                0.63%                   (0.32)% (c)
Portfolio turnover rate (d)                                     39%                      79%                     123%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements              Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND - FDT

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     43.93              $     38.37              $     49.13
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.60                     0.73                     0.50
Net realized and unrealized gain (loss)                       0.42                     5.69                   (10.69)
                                                       -----------              -----------              -----------
Total from investment operations                              1.02                     6.42                   (10.19)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.51)                   (0.86)                   (0.42)
Return of capital                                               --                       --                    (0.15)
                                                       -----------              -----------              -----------
Total distributions                                          (0.51)                   (0.86)                   (0.57)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     44.44              $     43.93              $     38.37
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                              2.33%                   16.97%                  (20.92)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    93,410              $    92,349              $    17,345
Ratio of total expenses to average net assets                 0.80% (c)                0.80%                    0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.58% (c)                1.83%                    1.31% (c)
Portfolio turnover rate (d)                                     59%                     161%                      67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND - FEM

                                                       SIX MONTHS                                      FOR THE PERIOD
                                                          ENDED                    YEAR                 4/18/2011 (a)
                                                        6/30/2013                  ENDED                   THROUGH
                                                       (UNAUDITED)              12/31/2012               12/31/2011
                                                    -----------------        -----------------        -----------------
Net asset value, beginning of period                   $     26.11              $     22.11              $     29.05
                                                       -----------              -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.49                     0.56                     0.25
Net realized and unrealized gain (loss)                      (2.94)                    4.02                    (6.98)
                                                       -----------              -----------              -----------
Total from investment operations                             (2.45)                    4.58                    (6.73)
                                                       -----------              -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.46)                   (0.58)                   (0.21)
                                                       -----------              -----------              -----------
Net asset value, end of period                         $     23.20              $     26.11              $     22.11
                                                       ===========              ===========              ===========
TOTAL RETURN (b)                                             (9.36)%                  21.03% (c)              (23.22)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $   117,173              $   129,224              $    23,216
Ratio of total expenses to average net assets                 0.80% (d)                0.80%                    0.80% (d)
Ratio of net investment income (loss) to
   average net assets                                         3.47% (d)                2.62%                    3.09% (d)
Portfolio turnover rate (e)                                     68%                     145%                      56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements              Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND - FGM

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     33.42              $     30.00
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.58                     0.35
Net realized and unrealized gain (loss)                      (0.57)                    3.48
                                                       -----------              -----------
Total from investment operations                              0.01                     3.83
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.66)                   (0.33)
Return of capital                                               --                    (0.08)
                                                       -----------              -----------
Total distributions                                          (0.66)                   (0.41)
                                                       -----------              -----------
Net asset value, end of period                         $     32.77              $     33.42
                                                       ===========              ===========
TOTAL RETURN (b)                                              0.03%                   13.09%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    14,746              $     5,013
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         4.46% (c)                1.51% (c)
Portfolio turnover rate (d)                                     15%                      52%


FIRST TRUST CANADA ALPHADEX(R) FUND - FCAN

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     31.62              $     29.85
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.26                     0.30
Net realized and unrealized gain (loss)                       1.17                     1.85
                                                       -----------              -----------
Total from investment operations                              1.43                     2.15
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.16)                   (0.38)
                                                       -----------              -----------
Net asset value, end of period                         $     32.89              $     31.62
                                                       ===========              ===========
TOTAL RETURN (b)                                              4.51%                    7.26%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    24,666              $     7,904
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         1.66% (c)                1.36% (c)
Portfolio turnover rate (d)                                     29%                      66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND - FAUS

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     31.21              $     30.00
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.18                     1.24
Net realized and unrealized gain (loss)                      (2.64)                    1.53
                                                       -----------              -----------
Total from investment operations                             (2.46)                    2.77
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.54)                   (1.56)
                                                       -----------              -----------
Net asset value, end of period                         $     28.21              $     31.21
                                                       ===========              ===========
TOTAL RETURN (b)                                             (8.07)%                   9.59%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     1,411              $     3,121
Ratio of total expenses to average net assets                 0.81% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         3.22% (c)                4.63% (c)
Portfolio turnover rate (d)                                     48%                      62%


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND - FKU

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     34.03              $     30.12
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.66                     0.83
Net realized and unrealized gain (loss)                       0.33                     3.94
                                                       -----------              -----------
Total from investment operations                              0.99                     4.77
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.65)                   (0.86)
                                                       -----------              -----------
Net asset value, end of period                         $     34.37              $     34.03
                                                       ===========              ===========
TOTAL RETURN (b)                                              2.90%                   16.17%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    13,746              $     6,807
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         4.48% (c)                3.07% (c)
Portfolio turnover rate (d)                                     24%                      42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements              Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND - FTW

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     29.50              $     30.00
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 (0.08)                    0.68
Net realized and unrealized gain (loss)                       0.82                    (0.49)
                                                       -----------              -----------
Total from investment operations                              0.74                     0.19
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                           --                    (0.57)
Return of capital                                               --                    (0.12)
                                                       -----------              -----------
Total distributions                                             --                    (0.69)
                                                       -----------              -----------
Net asset value, end of period                         $     30.24              $     29.50
                                                       ===========              ===========
TOTAL RETURN (b)                                              2.51%                    0.71%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     1,512              $     1,475
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                        (0.57)% (c)               2.84% (c)
Portfolio turnover rate (d)                                     40%                      85%


FIRST TRUST HONG KONG ALPHADEX(R) FUND - FHK

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     34.57              $     30.19
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.40                     0.70
Net realized and unrealized gain (loss)                     (0.90)                     4.52
                                                       -----------              -----------
Total from investment operations                             (0.50)                    5.22
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.42)                   (0.84)
                                                       -----------              -----------
Net asset value, end of period                         $     33.65              $     34.57
                                                       ===========              ===========
TOTAL RETURN (b)                                             (1.47)%                  17.60%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     1,683              $     1,728
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.22% (c)                2.56% (c)
Portfolio turnover rate (d)                                     22%                      46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 122                     See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND - FSZ

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/14/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     32.38              $     30.11
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.91                     0.47
Net realized and unrealized gain (loss)                       1.46                     2.47
                                                       -----------              -----------
Total from investment operations                              2.37                     2.94
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.79)                   (0.67)
                                                       -----------              -----------
Net asset value, end of period                         $     33.96              $     32.38
                                                       ===========              ===========
TOTAL RETURN (b)                                              7.31%                   10.04%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    16,982              $     4,857
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         5.28% (c)                1.86% (c)
Portfolio turnover rate (d)                                     15%                      36%


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND - FDTS

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/15/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     30.49              $     30.48
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.37                     0.65
Net realized and unrealized gain (loss)                       0.10                     0.37
                                                       -----------              -----------
Total from investment operations                              0.47                     1.02
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.38)                   (1.01)
                                                       -----------              -----------
Total distributions                                          (0.38)                   (1.01)
                                                       -----------              -----------
Net asset value, end of period                         $     30.58              $     30.49
                                                       ===========              ===========
TOTAL RETURN (b)                                              1.52%                    3.52%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $     1,529              $     1,525
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         2.75% (c)                2.41% (c)
Portfolio turnover rate (d)                                    100%                     183%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements              Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND - FEMS

                                                       SIX MONTHS             FOR THE PERIOD
                                                          ENDED                2/15/2012 (a)
                                                        6/30/2013                 THROUGH
                                                       (UNAUDITED)              12/31/2012
                                                    -----------------        -----------------
Net asset value, beginning of period                   $     34.16              $     30.27
                                                       -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.28                     0.59
Net realized and unrealized gain (loss)                      (0.25)                    3.98
                                                       -----------              -----------
Total from investment operations                              0.03                     4.57
                                                       -----------              -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.26)                   (0.68)
                                                       -----------              -----------
Net asset value, end of period                         $     33.93              $     34.16
                                                       ===========              ===========
TOTAL RETURN (b)                                              0.03%                   15.56%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    25,445              $     1,708
Ratio of total expenses to average net assets                 0.80% (c)                0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                         4.37% (c)                2.53% (c)
Portfolio turnover rate (d)                                     25%                     162%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 124                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of the following eighteen funds. The shares of each fund are listed and traded on the NYSE Arca, Inc.

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (ticker "FEM")
      First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
      First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (ticker
            "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund              Defined Asia Pacific Ex-Japan
Index First Trust Europe AlphaDEX(R) Fund                       Defined Europe Index
First Trust Latin America AlphaDEX(R) Fund                      Defined Latin America Index
First Trust Brazil AlphaDEX(R) Fund                             Defined Brazil Index
First Trust China AlphaDEX(R) Fund                              Defined China Index
First Trust Japan AlphaDEX(R) Fund                              Defined Japan Index
First Trust South Korea AlphaDEX(R) Fund                        Defined South Korea Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund            Defined Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                   Defined Emerging Markets Index
First Trust Germany AlphaDEX(R) Fund                            Defined Germany Index
First Trust Canada AlphaDEX(R) Fund                             Defined Canada Index
First Trust Australia AlphaDEX(R) Fund                          Defined Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                     Defined United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                             Defined Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                          Defined Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                        Defined Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund  Defined Developed Markets ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund         Defined Emerging Markets Small Cap Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, only FDT and FEM have securities in the securities lending program.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2012 was as follows:

                                                                    Distributions      Distributions      Distributions
                                                                      paid from          paid from          paid from
                                                                       Ordinary           Capital           Return of
                                                                        Income             Gains             Capital
                                                                   ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $   67,541         $       --         $       --
First Trust Europe AlphaDEX(R) Fund                                      111,606                 --                 --
First Trust Latin America AlphaDEX(R) Fund                               131,037                 --                 --
First Trust Brazil AlphaDEX(R) Fund                                      263,262                 --                 --
First Trust China AlphaDEX(R) Fund                                        52,465                 --              2,691
First Trust Japan AlphaDEX(R) Fund                                        43,306                 --                 --
First Trust South Korea AlphaDEX(R) Fund                                   7,766                 --              4,599
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                   1,510,854                 --                 --
First Trust Emerging Markets AlphaDEX(R) Fund                          2,312,146                 --                 --
First Trust Germany AlphaDEX(R) Fund                                      49,359                 --             11,517
First Trust Canada AlphaDEX(R) Fund                                       73,386                 --                 --
First Trust Australia AlphaDEX(R) Fund                                   156,473                 --                 --
First Trust United Kingdom AlphaDEX(R) Fund                              143,687                 --                 --
First Trust Taiwan AlphaDEX(R) Fund                                       56,771                 --             12,390
First Trust Hong Kong AlphaDEX(R) Fund                                    66,867                 --                 --
First Trust Switzerland AlphaDEX(R) Fund                                  98,626                 --                 --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            70,627                 --                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   60,976                 --                 --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

As of December 31, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated              Net
                                                                     Undistributed       Capital and          Unrealized
                                                                       Ordinary             Other            Appreciation
                                                                        Income           Gain (Loss)        (Depreciation)
                                                                   ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $   32,183        $  (468,564)        $  553,451
First Trust Europe AlphaDEX(R) Fund                                        9,657           (538,740)         1,371,256
First Trust Latin America AlphaDEX(R) Fund                                47,899           (534,874)           297,566
First Trust Brazil AlphaDEX(R) Fund                                       17,514         (1,725,603)          (293,758)
First Trust China AlphaDEX(R) Fund                                            --           (958,731)           494,426
First Trust Japan AlphaDEX(R) Fund                                         6,380           (535,056)          (113,430)
First Trust South Korea AlphaDEX(R) Fund                                      --           (545,262)           166,025
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                      27,397         (4,489,895)         6,119,361
First Trust Emerging Markets AlphaDEX(R) Fund                            153,024         (5,324,443)         9,609,453
First Trust Germany AlphaDEX(R) Fund                                          --           (166,834)           667,591
First Trust Canada AlphaDEX(R) Fund                                           --           (366,399)           383,266
First Trust Australia AlphaDEX(R) Fund                                     4,248           (263,458)           264,398
First Trust United Kingdom AlphaDEX(R) Fund                                1,457           (137,125)           967,201
First Trust Taiwan AlphaDEX(R) Fund                                           --           (140,633)            18,991
First Trust Hong Kong AlphaDEX(R) Fund                                     1,483           (133,118)           274,518
First Trust Switzerland AlphaDEX(R) Fund                                   3,939           (248,566)           528,843
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund             2,350           (205,477)            77,903
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                    8,926           (168,982)           251,510


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011 and 2012 remain open to federal and state audit. As of June 30, 2013, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions. Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2012, for Federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

                                                                  Capital Loss
                                                                   Available
                                                                ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                $    468,564
First Trust Europe AlphaDEX(R) Fund                                    538,740
First Trust Latin America AlphaDEX(R) Fund                             534,874
First Trust Brazil AlphaDEX(R) Fund                                  1,725,603
First Trust China AlphaDEX(R) Fund                                     958,731
First Trust Japan AlphaDEX(R) Fund                                     535,056
First Trust South Korea AlphaDEX(R) Fund                               544,954
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                 4,489,895
First Trust Emerging Markets AlphaDEX(R) Fund                        5,324,443
First Trust Germany AlphaDEX(R) Fund                                   166,740
First Trust Canada AlphaDEX(R) Fund                                    364,756
First Trust Australia AlphaDEX(R) Fund                                 263,458
First Trust United Kingdom AlphaDEX(R) Fund                            137,125
First Trust Taiwan AlphaDEX(R) Fund                                    140,633
First Trust Hong Kong AlphaDEX(R) Fund                                 133,118
First Trust Switzerland AlphaDEX(R) Fund                               248,566
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund         205,477
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                168,982


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended December 31, 2012, the following Funds listed below incurred and elected to defer net ordinary losses as follows:

                                                                Ordinary Losses
                                                                ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                $         --
First Trust Europe AlphaDEX(R) Fund                                         --
First Trust Latin America AlphaDEX(R) Fund                                  --
First Trust Brazil AlphaDEX(R) Fund                                         --
First Trust China AlphaDEX(R) Fund                                          --
First Trust Japan AlphaDEX(R) Fund                                          --
First Trust South Korea AlphaDEX(R) Fund                                   308
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                        --
First Trust Emerging Markets AlphaDEX(R) Fund                               --
First Trust Germany AlphaDEX(R) Fund                                        94
First Trust Canada AlphaDEX(R) Fund                                      1,643
First Trust Australia AlphaDEX(R) Fund                                      --
First Trust United Kingdom AlphaDEX(R) Fund                                 --
First Trust Taiwan AlphaDEX(R) Fund                                         --
First Trust Hong Kong AlphaDEX(R) Fund                                      --
First Trust Switzerland AlphaDEX(R) Fund                                    --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund              --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                     --


H. EXPENSES

Expenses that are directly related to the Funds, are charged to First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement, with the exception of Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's Financial Services LLC ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with BBH. Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                      Purchases            Sales
                                                                   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $ 10,257,769       $ 10,758,665
First Trust Europe AlphaDEX(R) Fund                                    21,764,168         21,313,024
First Trust Latin America AlphaDEX(R) Fund                             11,007,758          7,407,102
First Trust Brazil AlphaDEX(R) Fund                                     2,972,240          2,960,115
First Trust China AlphaDEX(R) Fund                                      3,863,592          3,847,429
First Trust Japan AlphaDEX(R) Fund                                      6,668,716          6,510,805
First Trust South Korea AlphaDEX(R) Fund                                  968,636            969,871
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                   60,674,963         57,708,603
First Trust Emerging Markets AlphaDEX(R) Fund                         109,595,481        106,619,114
First Trust Germany AlphaDEX(R) Fund                                    1,984,810          1,985,586
First Trust Canada AlphaDEX(R) Fund                                     5,552,047          5,776,453
First Trust Australia AlphaDEX(R) Fund                                  1,228,731          1,213,734
First Trust United Kingdom AlphaDEX(R) Fund                             3,650,802          3,534,987
First Trust Taiwan AlphaDEX(R) Fund                                       605,431            605,727
First Trust Hong Kong AlphaDEX(R) Fund                                    614,847            391,061
First Trust Switzerland AlphaDEX(R) Fund                                1,970,161          1,995,989
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund          2,455,700          2,303,553
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 6,497,644          1,974,609

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

For the six months ended June 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                      Purchases            Sales
                                                                   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $  2,419,583       $  5,277,992
First Trust Europe AlphaDEX(R) Fund                                    27,324,994                 --
First Trust Latin America AlphaDEX(R) Fund                              1,601,944                 --
First Trust Brazil AlphaDEX(R) Fund                                            --                 --
First Trust China AlphaDEX(R) Fund                                      7,469,831          5,654,483
First Trust Japan AlphaDEX(R) Fund                                     18,770,050          1,990,236
First Trust South Korea AlphaDEX(R) Fund                                       --                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                   32,217,084         34,089,404
First Trust Emerging Markets AlphaDEX(R) Fund                          47,174,092         41,317,906
First Trust Germany AlphaDEX(R) Fund                                   13,751,707          3,333,258
First Trust Canada AlphaDEX(R) Fund                                    32,999,588         15,833,136
First Trust Australia AlphaDEX(R) Fund                                  1,590,567          3,223,345
First Trust United Kingdom AlphaDEX(R) Fund                            15,445,656          8,588,457
First Trust Taiwan AlphaDEX(R) Fund                                            --                 --
First Trust Hong Kong AlphaDEX(R) Fund                                  1,793,252          2,011,173
First Trust Switzerland AlphaDEX(R) Fund                               13,618,684          1,680,318
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund          1,307,105          1,219,260
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                21,016,960                 --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:


                                                                       Creation          Redemption
                                                                     Transaction        Transaction
                                                                         Fees               Fees
                                                                   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                     $ 3,500            $ 3,500
First Trust Europe AlphaDEX(R) Fund                                      4,000              4,000
First Trust Latin America AlphaDEX(R) Fund                               2,500              2,500
First Trust Brazil AlphaDEX(R) Fund                                      2,500              2,500
First Trust China AlphaDEX(R) Fund                                       2,000              2,000
First Trust Japan AlphaDEX(R) Fund                                       1,000              1,000
First Trust South Korea AlphaDEX(R) Fund                                 1,500              1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     5,500              5,500
First Trust Emerging Markets AlphaDEX(R) Fund                            7,000              7,000
First Trust Germany AlphaDEX(R) Fund                                     1,000              1,000
First Trust Canada AlphaDEX(R) Fund                                        500                500
First Trust Australia AlphaDEX(R) Fund                                   1,200              1,200
First Trust United Kingdom AlphaDEX(R) Fund                                500                500
First Trust Taiwan AlphaDEX(R) Fund                                      1,600              1,600
First Trust Hong Kong AlphaDEX(R) Fund                                   1,600              1,600
First Trust Switzerland AlphaDEX(R) Fund                                 1,000              1,000
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           9,000              9,000
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  9,000              9,000


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following eighteen series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)
      First Trust Europe AlphaDEX(R) Fund (FEP)
      First Trust Latin America AlphaDEX(R) Fund (FLN)
      First Trust Brazil AlphaDEX(R) Fund (FBZ)
      First Trust China AlphaDEX(R) Fund (FCA)
      First Trust Japan AlphaDEX(R) Fund (FJP)
      First Trust South Korea AlphaDEX(R) Fund (FKO)
      First Trust Germany AlphaDEX(R) Fund (FGM)
      First Trust Canada AlphaDEX(R) Fund (FCAN)
      First Trust Australia AlphaDEX(R) Fund (FAUS)
      First Trust United Kingdom AlphaDEX(R) Fund (FKU)
      First Trust Taiwan AlphaDEX(R) Fund (FTW)
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

The Board approved the continuation of the Agreement for a one-year period ending March 31, 2014, for each Fund at a meeting held on March 10-11, 2013. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that each Fund pays the Advisor a fee equal to an annual rate of 0.80% of its average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by Lipper showing the unitary fee for each Fund as compared to each Fund's Lipper Expense Group. Because not all of the peer funds in the Funds' Lipper Expense Groups pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total expense ratio of the peer funds in its Lipper Expense Group. The Board discussed with representatives of the Advisor the Advisor's philosophy regarding expense ratios/unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the target set forth in the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to a peer group selected by Lipper (the "Lipper Performance Group") and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Performance Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2012, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2012 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Europe AlphaDEX(R) Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

The First Trust Taiwan AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)

of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2013 (UNAUDITED)


                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices" or the "Defined Index Series") is compiled by S&P Dow Jones Indices LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use the Defined Index Series pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) stock selection method, in connection with the S&P's calculation of the Defined Index Series. The AlphaDEX(R) stock selection method has received a patent from the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and calculation of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices pursuant to the Indices' methodologies. S&P freely exercises discretion pursuant to the AlphaDEX(R) methodology to select individual stocks for the Index.

The Defined Index Series is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, or any of its respective affiliates or third party licensors (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of any of the Defined Index Series to track general market performance. S&P Dow Jones Indices' only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of shares of the AlphaDEX(R) Funds, or the timing of the issuance or sale of shares of the AlphaDEX(R) Funds, or in the determination or calculation of the equation by which the AlphaDEX(R) Funds shares are created or redeemed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.


                                                                        Page 141

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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund II

----------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA  02109


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

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ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1)  Not applicable.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 9, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 9, 2013
     ----------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 9, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.